UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22606

Name of Fund:    BlackRock Utility and Infrastructure Trust (BUI)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

„  BlackRock Dividend Income Trust (BQY)

„  BlackRock EcoSolutions Investment Trust (BQR)

„  BlackRock Energy and Resources Trust (BGR)

„  BlackRock Enhanced Capital and Income Fund, Inc. (CII)

„  BlackRock Enhanced Equity Dividend Trust (BDJ)

„  BlackRock Global Opportunities Equity Trust (BOE)

„  BlackRock Health Sciences Trust (BME)

„  BlackRock International Growth and Income Trust (BGY)

„  BlackRock Real Asset Equity Trust (BCF)

„  BlackRock Resources & Commodities Strategy Trust (BCX)

„  BlackRock Utility and Infrastructure Trust (BUI)

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Section 19(a) Notices

BlackRock Dividend Income Trust’s (BQY), BlackRock EcoSolutions Investment Trust’s (BQR), BlackRock Energy and Resources Trust’s (BGR), BlackRock Enhanced Capital and Income Fund, Inc.’s (CII), BlackRock Enhanced Equity Dividend Trust’s (BDJ), BlackRock Global Opportunities Equity Trust’s (BOE), BlackRock Health Sciences Trust’s (BME), BlackRock International Growth and Income Trust’s (BGY), BlackRock Real Asset Equity Trust’s (BCF), BlackRock Resources & Commodities Strategy Trust’s (BCX) and BlackRock Utility and Infrastructure Trust’s (BUI) (each, a “Trust” and collectively, the “Trusts”), reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

April 30, 2014

	Total Cumulative Distributions for the Fiscal Year					% Breakdown of the Total Cumulative Distributions for the Fiscal Year
	Net Investment Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BQY	$0.077560	$0.062072	$0.320368	—	$0.460000	17%	13%	70%	0%	100%
BQR*	$0.031226	—	—	$0.327274	$0.358500	9%	0%	0%	91%	100%
BGR*	$0.106544	$0.699246	$2.431520	$0.072690	$3.310000	3%	21%	73%	2%	100%
CII*	$0.432951	—	—	$0.167049	$0.600000	72%	0%	0%	28%	100%
BDJ*	$0.074764	—	—	$0.205236	$0.280000	27%	0%	0%	73%	100%
BOE*	—	—	—	$0.623300	$0.623300	0%	0%	0%	100%	100%
BME	$0.025679	$1.541611	$1.202660	—	$2.769950	1%	56%	43%	0%	100%
BGY*	$0.053081	—	—	$0.282619	$0.335700	16%	0%	0%	84%	100%
BCF*	$0.047668	—	—	$0.301932	$0.349600	14%	0%	0%	86%	100%
BCX*	$0.079122	—	—	$0.383278	$0.462400	17%	0%	0%	83%	100%
BUI*	$0.157289	$0.066024	$0.024199	$0.477489	$0.725000	22%	9%	3%	66%	100%

*	Certain Trusts estimate they have distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will reduce the Trust’s net asset value per share.

Section 19(a) notices for each Trust, as applicable, are available on the BlackRock website http://www.blackrock.com.

Section 19(b) Disclosure

The Trusts, acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Trustees/Directors (the “Board”), each have adopted a plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a quarterly basis:

Exchange Symbol	Amount Per Common Share
BQY	$0.230000
BQR	$0.179250
BGR	$0.405000
CII	$0.300000
BDJ	$0.140000
BOE	$0.311650
BME	$0.429975
BGY	$0.167850
BCF	$0.174800
BCX	$0.231200
BUI	$0.362500

The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient investment income is not available on a quarterly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each quarterly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Trusts to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about each Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate a Trust’s Plan without prior notice if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to each Trust’s prospectus for a more complete description of its risks.

2	SEMI-ANNUAL REPORT	APRIL 30, 2014

SEMI-ANNUAL REPORT	APRIL 30, 2014	3

Shareholder Letter

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets — driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth — combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	THIS PAGE NOT PART OF YOUR TRUST REPORT

The Benefits and Risks of Option Over-Writing

In general, the goal of each of the Trusts is to provide total return through a combination of current income and realized and unrealized gains (capital appreciation). The Trusts seek to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option over-writing strategy in an effort to enhance distribution yield and total return performance. However, these objectives cannot be achieved in all market conditions.

The Trusts primarily write single stock covered call options, and may also from time to time write single stock put options. When writing (selling) a covered call option, the Trust holds an underlying equity security and enters into an option transaction which allows the counterparty to purchase the equity security at an agreed-upon price (“strike price”) within an agreed-upon time period. The Trusts receive cash premiums from the counterparties upon writing (selling) the option, which along with net investment income and net realized gains, if any, are generally available to support current or future distributions paid by the Trusts. During the option term, the counterparty will elect to exercise the option if the market value of the equity security rises above the strike price, and the Trust will be obligated to sell the equity security to the counterparty at the strike price, realizing a gain or loss. Premiums received will increase gains or reduce losses realized on the sale of the equity security. If the option remains unexercised upon its expiration, the Trusts will realize gains equal to the premiums received.

Writing covered call options entails certain risks, which include, but are not limited to, the following: an increase in the value of the underlying equity security above the strike price can result in the exercise of a written option (sale by the Trust to the counterparty) when the Trust might not otherwise have sold the security; exercise of the option by the counterparty will result in a sale below the current market value and will result in a gain or loss being realized by the Trust; and writing covered call options limits the potential appreciation that could be realized on the underlying equity security to the extent of the strike price of the option. As such, an option over-writing strategy may outperform the general equity market in flat or falling markets but underperform in rising markets.

Each Trust employs a plan to support a level distribution of income, capital gains and/or return of capital. The goal of the plan is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of the Trusts. Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference will reduce the Trust’s total assets and net asset value per share (“NAV”) and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment. In order to make these distributions, a Trust may have to sell portfolio securities at less than opportune times.

The final tax characterization of distributions is determined after the fiscal year and is reported in the Trust’s annual report to shareholders. Distributions will be characterized as ordinary income, capital gains and/or return of capital. The Trust’s taxable net investment income or net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital. Distributions that exceed a Trust’s taxable income but do not exceed the Trust’s current and accumulated earnings and profits, may be classified as ordinary income which are taxable to shareholders. Such distributions are reported as distributions in excess of net investment income.

A return of capital distribution does not necessarily reflect a Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’ A return of capital is a return of a portion of an investor’s original investment. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital or as distributions in excess of net investment income for income tax purposes when the final determination of the source and character of the distributions is made.

To illustrate these concepts, assume the following: (1) a common stock purchased at and currently trading at $37.15 per share; (2) a three-month call option is written by a Trust with a strike price of $40 (i.e., 7.7% higher than the current market price); and (3) the Trust receives $2.45, or 6.6% of the common stock’s value, as a premium. If the stock price remains unchanged, the option will expire and there would be a 6.6% return for the three-month period. If the stock were to decline in price by 6.6% (i.e., decline to $34.70 per share), the option strategy would “break-even” from an economic perspective resulting in neither a gain nor a loss. If the stock were to climb to a price of $40 or above, the option would be exercised and the stock would return 7.7% coupled with the option premium received of 6.6% for a total return of 14.3%. Under this scenario, the Trust loses the benefit of any appreciation of the stock above $40, and thus is limited to a 14.3% total return. The premium from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 6.6% under this scenario, the Trust’s downside protection is eliminated and the stock could eventually become worthless.

Each Trust intends to write covered call options to varying degrees depending upon market conditions. Please refer to each Trust’s Schedule of Investments and the Notes to Financial Statements for details of written options.

SEMI-ANNUAL REPORT	APRIL 30, 2014	5

Trust Summary as of April 30, 2014	BlackRock Dividend Income Trust

Trust Overview

BlackRock Dividend Income Trust’s (BQY) (the “Trust”) investment objective is to provide total return through a combination of current income and capital appreciation. The Trust seeks to achieve its investment objective by investing primarily in equity securities of issuers that pay above-average dividends and have the potential for capital appreciation. The Trust invests, under normal market conditions, at least 80% of its assets in equity securities that pay dividends. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option over-writing strategy in an effort to seek total return performance and enhance distributions.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 7.67% based on market price and 6.58% based on NAV. For the same period, the MSCI World Value Index returned 7.35%. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Relative to the benchmark index, the Trust’s underweight to energy as well as stock selection within the sector detracted from performance for the period. Stock selection in the health care and information technology (“IT”) sectors also had a negative impact. An overweight and stock selection in consumer staples detracted from relative performance, as did individual security selection within financials.

•

Contributing positively to the Trust’s performance was strong individual stock selection in both the consumer discretionary and industrials sectors. A significant underweight to financials also had a positive impact on relative results. The combination of an overweight and stock selection in utilities added to returns, as did an overweight in the health care sector.

•	Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net gains during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust sought opportunities in sectors and industries that are likely to be among the earlier beneficiaries of a recovering global economy. The Trust added to U.S. financial companies, select IT names and industrials. The Trust eliminated certain positions within telecommunication services (“telecom”) and utilities in the U.S. and abroad, where valuations had moved higher in recent months.

Describe Trust positioning at period end.

•

As of period end, the investment advisor remains constructive on the ability of corporations to continue to generate cash, especially in the mega-cap space where many firms are well positioned to thrive in a slower-growth environment. The Trust’s largest sector allocations on an absolute basis are financials, consumer staples, industrials, energy and health care, while the Trust maintains smaller exposures to consumer discretionary, telecom, utilities, materials and IT. The Trust remains positioned in high quality stocks, with a special emphasis on affording relative protection and growth of income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	APRIL 30, 2014

Trust Summary as of April 30, 2014	BlackRock Dividend Income Trust

Trust Information

Symbol on New York Stock Exchange (“NYSE”) MKT	BQY
Initial Offering Date	May 28, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($13.34)[1]	6.90%
Current Quarterly Distribution per Common Share[2,3]	$0.23
Current Annualized Distribution per Common Share[2]	$0.92

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$13.34	$12.84	3.89%	$13.36	$12.16
Net Asset Value	$14.83	$14.42	2.84%	$14.83	$13.77

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14

Exxon Mobil Corp.	3%
Chevron Corp.	2
The Walt Disney Co.	2
Total SA — ADR	2
General Mills, Inc.	2
Emerson Electric Co.	2
Bristol-Myers Squibb Co.	2
Dominion Resources, Inc.	2
Microsoft Corp.	2
Altria Group, Inc.	2

Sector Allocation	4/30/14	10/31/13
Financials	20%	20%
Consumer Staples	14	14
Industrials	13	12
Health Care	12	11
Energy	11	11
Information Technology	8	7
Consumer Discretionary	8	8
Utilities	7	7
Materials	4	4
Telecommunication Services	3	6

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	7

Trust Summary as of April 30, 2014	BlackRock EcoSolutions Investment Trust

Trust Overview

BlackRock EcoSolutions Investment Trust’s (BQR) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities issued by companies that are engaged in one or more of New Energy (e.g., products, technologies and services connected to the efficient use of energy or the provision or manufacture of alternative forms of energy), Water Resources and Agriculture business segments. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option over-writing strategy in an effort to seek total return performance and enhance distributions.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 7.46% based on market price and 5.24% based on NAV. For the same period, the closed-end Lipper Utility Funds category posted an average return of 10.57% based on market price and 10.69% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Many of the Trust’s new energy investments benefited from positive momentum during the period, with particularly robust performance from holdings in the renewable energy technology space. Vestas Wind Systems A/S was among the Trust’s strongest contributors to performance as the company received a number of new orders, finalized its joint venture with Mitsubishi and secured a five-year revolving credit facility on attractive terms. All of these announcements combined have lowered the risks around the stock and it has been rewarded by the market as a result.

•

Within agriculture, a holding in livestock producer Tyson Foods, Inc. boosted performance. The company, which specializes in chicken, beef and pork production, posted strong earnings for 2013 and raised its earnings expectations for 2014, which also served to ease broader concerns in the market about earnings in the poultry sector given increased competition resulting from lower grain prices. In the water resources segment of the Trust, exposure to water utilities companies had a positive impact on returns, with notable contributions from United Utilities Group PLC and Severn Trent PLC.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net gains during the period.

•

Conversely, the Trust’s holding in integrated solar power products manufacturer Trina Solar detracted from performance as investors took profits on the stock following its strong performance in 2013. A position in global agricultural products company Syngenta AG also hurt returns as the company announced a disappointing earnings report reflecting lower-than-expected sales in South America due to a delayed product launch.

Describe recent portfolio activity.

•

During the six-month period, the Trust sold a position in agriculture equipment company AGCO Corp. given concerns that the sub-sector will be challenged in the medium-term. The Trust added to a holding in Tyson Foods, Inc. based on a strong outlook for poultry margins in the U.S. In the new energy segment, the Trust initiated a position in energy efficiency company Regal-Beloit Corp., reflecting optimism for a recovery in U.S. non-residential construction markets. In the water segment, the Trust initiated a position in an industrial conglomerate company Danaher Corp.

Describe portfolio positioning at period end.

•	As of period end, the Trust continued to hold large allocations to both the water and agriculture segments and less emphasis on the new energy segment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	APRIL 30, 2014

Trust Summary as of April 30, 2014	BlackRock EcoSolutions Investment Trust

Trust Information

Symbol on NYSE	BQR
Initial Offering Date	September 28, 2007
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($ 8.15)[1]	8.80%
Current Quarterly Distribution per Common Share[2,3]	$0.17925
Current Annualized Distribution per Common Share[2]	$0.71700

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$8.15	$7.93	2.77%	$8.33	$7.49
Net Asset Value	$9.22	$9.16	0.66%	$9.30	$8.65

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14

Archer-Daniels-Midland Co.	4%
Monsanto Co.	4
Severn Trent PLC	3
Manila Water Co., Inc.	3
Aqua America, Inc.	3
Bunge Ltd.	3
Tyson Foods, Inc., Class A	2
Pennon Group PLC	2
Agrium, Inc.	2
Inversiones Aguas Metropolitanas SA	2

Industry Allocation	4/30/14	10/31/13
Water Utilities	26%	26%
Food Products	18	13
Chemicals	17	20
Machinery	9	12
Other[3]	30	29

[3]

Other includes a 5% holding or less in each of the following industries; Electrical Equipment, Multi-Utilities, Commercial Services & Supplies, Electric Utilities, Independent Power and Renewable Electricity Producers, Oil, Gas & Consumable Fuels, Real Estate Investment Trusts (REITs), Electronic Equipment, Instruments & Components, Food & Staples Retailing, Semiconductors & Semiconductor Equipment, Industrial Conglomerates, Construction & Engineering, Paper & Forest Products, Auto Components, Building Products, Biotechnology and Real Estate Management & Development.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	9

Trust Summary as of April 30, 2014	BlackRock Energy and Resources Trust

Trust Overview

BlackRock Energy and Resources Trust’s (BGR) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of energy and natural resources companies and equity derivatives with exposure to the energy and natural resources industry. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option over-writing strategy in an effort to seek total return performance and enhance distributions.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 6.23% based on market price and 6.83% based on NAV. For the same period, the closed-end Lipper Natural Resources Funds category posted an average return of 9.11% based on market price and 9.78% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust’s positive performance was largely attributable to its exposure to integrated oil & gas stocks. Improved capital discipline and increased focus on free-cash-flow helped drive the performance of large-capitalization, integrated stocks and the Trust benefited from its holdings in Royal Dutch Shell PLC, Exxon Mobil Corp. and BP PLC. Additionally, the cold winter in the U.S. supported high demand for natural gas, and the Trust’s positions in gas producers Southwestern Energy Co., Cimarex Energy Co. and EOG Resources, Inc. generated strong returns for the period.

•

The Trust’s holding in Cairn Energy PLC, a global oil & gas exploration & production company, was among the largest detractors from performance. Shares of Cairn Energy PLC fell as the company came under scrutiny from the Indian tax authority due to a matter relating to the initial public offering of their Indian subsidiary, Cairn India, in 2006. India’s tax authority cited retrospective legislation introduced in 2012 regarding the taxation of indirect transfers of Indian assets as the reason for the investigation. The Trust retained this position given the company’s strong asset base. Another notable detractor was a position in Noble Energy, Inc., which declined from an October peak as the company’s Israel gas project progressed more slowly than expected.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net losses during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust added to holdings in large-capitalization, integrated oil & gas names based on an improved outlook for this segment. The Trust also initiated a position in shale gas producer Southwestern Energy Co.

Describe portfolio positioning at period end.

•

As of period end, the Trust held its largest allocations in the integrated oil & gas and oil & gas exploration & production sub-industries, and held smaller allocations to oil services, distribution and refining & marketing stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Energy and Resources Trust

Trust Information

Symbol on NYSE	BGR
Initial Offering Date	December 29, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($25.05)[1]	6.47%
Current Quarterly Distribution per Common Share[2,3]	$0.405
Current Annualized Distribution per Common Share[2]	$1.620

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$25.05	$26.82	(6.60)%	$26.84	$22.41
Net Asset Value	$28.29	$30.12	(6.08)%	$30.28	$25.29

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14

Royal Dutch Shell PLC — ADR	12%
Chevron Corp.	10
Exxon Mobil Corp.	10
ConocoPhillips	5
BP PLC — ADR	5
Schlumberger Ltd.	5
Anadarko Petroleum Corp.	4
Noble Energy, Inc.	4
Halliburton Co.	3
Total SA	3

Industry Allocation	4/30/14	10/31/13
Oil, Gas & Consumable Fuels	90%	83%
Energy Equipment & Services	10	17

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	11

Trust Summary as of April 30, 2014	BlackRock Enhanced Capital and Income Fund, Inc.

Trust Overview

BlackRock Enhanced Capital and Income Fund, Inc.’s (CII) (the “Trust”) investment objective is to provide investors with a combination of current income and capital appreciation. The Trust seeks to achieve its investment objective by investing in a portfolio of equity and debt securities of U.S. and foreign issuers. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option over-writing strategy in an effort to seek total return performance and enhance distributions.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 10.40% based on market price and 5.88% based on NAV. For the same period, the benchmark S&P 500® Value Index returned 8.91%. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust underperformed the benchmark index due to stock selection in the industrials, information technology (“IT”) and consumer staples sectors. Industry allocation decisions also had a negative impact on relative returns. Notable individual detractors from performance included government science and technology solutions provider Leidos Holdings, Inc. (IT), a company that was spun out from Science Applications International Corp., which is also held by the Trust. Shares of Leidos Holdings, Inc. declined as the company significantly missed earnings estimates. A large position in Japan Airlines Co. Ltd. (industrials) hurt results as Japanese equities broadly suffered after their strong upward move in the first half of 2013. Lastly, shares of European retailer Metro AG (consumer staples) came under pressure given the company’s exposure to Russia as geopolitical tension escalated in Russia and Ukraine.

•

Contributing positively to performance was stock selection in materials, telecommunication services (“telecom”) and consumer discretionary. Stand-out performers included fertilizer company CF Industries Holdings, Inc. (materials), which posted double-digit gains as the company, under new leadership, announced steps to unlock shareholder value through continued execution by focusing on their cost-advantaged nitrogen business and enhanced balance sheet management. Online travel provider Expedia, Inc. (consumer discretionary) generated robust performance as the company produced strong earnings while operating within an improving backdrop for online travel services.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net gains during the period.

Describe recent portfolio activity.

•

The Trust’s sector weightings are generally a result of individual stock selection. Within this context, the Trust increased exposure to financials, consumer discretionary and IT and decreased exposure to energy during the period. The Trust added several new positions within financials including leading title insurer Fidelity National Financial, Inc. and the newly restructured Ally Financial. Within the consumer discretionary sector, the Trust added positions in Sinclair Broadcasting Group and Nexstar Broadcasting Group, Inc., and took advantage of recent price weakness to increase the position in General Motors Co. Also during the period, the Trust took profits on Google, Inc. and reduced exposure to refining stocks, namely HollyFrontier Corp. and PBF Energy, Inc.

Describe portfolio positioning at period end.

•

Relative to the S&P 500® Value Index, the Trust ended the period overweight in non-banking financials and consumer discretionary, driven by a significant weighting in broadcasters. Conversely, the Trust was significantly underweight in more defensive sectors including consumer staples and utilities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Enhanced Capital and Income Fund, Inc.

Trust Information

Symbol on NYSE	CII
Initial Offering Date	April 30, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($14.30)[1]	8.39%
Current Quarterly Distribution per Common Share[2,3]	$0.30
Current Annualized Distribution per Common Share[2]	$1.20

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$14.30	$13.52	5.77%	$14.40	$13.17
Net Asset Value	$15.53	$15.31	1.44%	$15.92	$14.93

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14

American International Group, Inc.	5%
General Motors Co.	5
Japan Airlines Co. Ltd.	4
Suncor Energy, Inc.	4
UnitedHealth Group, Inc.	4
Apple Inc.	4
CF Industries Holdings, Inc.	4
Fidelity National Financial, Inc., Class A	3
Pfizer, Inc.	3
Samsung Electronics Co. Ltd.	3

Sector Allocation	4/30/14	10/31/13
Information Technology	22%	20%
Financials	21	18
Consumer Discretionary	16	11
Health Care	14	14
Industrials	8	7
Energy	8	13
Materials	4	5
Telecommunication Services	4	6
Consumer Staples	3	6

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	13

Trust Summary as of April 30, 2014	BlackRock Enhanced Equity Dividend Trust

Trust Overview

BlackRock Enhanced Equity Dividend Trust’s (BDJ) (the “Trust”) primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing in common stocks that pay dividends and have the potential for capital appreciation and by utilizing an option writing (selling) strategy to seek total return performance and enhance distributions. The Trust invests, under normal market conditions, at least 80% of its total assets in dividend paying equities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 8.64% based on market price and 6.81% based on NAV. For the same period, the Russell 1000® Value Index returned 9.61%. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Relative to the benchmark index, the Trust’s overweight to consumer staples as well as stock selection within the sector detracted from performance for the period. An underweight and stock selection in health care also had a negative impact. Individual security selection within the energy sector weighed on returns, specifically due to an underweight position in Exxon Mobil Corp. and an overweight position in Kinder Morgan, Inc. Lastly, underweights and stock selection in both the information technology (“IT”) and utilities sectors detracted from relative performance.

•

Contributing positively to the Trust’s performance was stock selection within the consumer discretionary sector, particularly due to not owning certain weaker performing automobile and media stocks such as Ford Motor Co., General Motors Co. and Time Warner, Inc. The Trust’s large underweight to financials and overweights in both materials and industrials also helped relative performance during the period.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net gains during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust sought opportunities in sectors and industries that are likely to be among the earlier beneficiaries of a recovering global economy. The Trust added to U.S. financial companies, select IT names and industrials. The Trust eliminated positions within telecommunication services (“telecom”), utilities and consumer staples, where valuations had moved higher in recent months.

Describe portfolio positioning at period end.

•

As of period end, the investment advisor remains constructive on the ability of corporations to continue to generate cash, especially in the mega-cap space where many firms are well positioned to thrive in a slower-growth environment. The Trust’s largest sector allocations on an absolute basis are financials, industrials, energy and health care, while the smallest exposures are telecom, utilities, materials and IT. The Trust remains positioned in high quality stocks, with a special emphasis on affording relative protection and growth of income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Enhanced Equity Dividend Trust

Trust Information

Symbol on NYSE	BDJ
Initial Offering Date	August 31, 2005
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($8.10)[1]	6.91%
Current Quarterly Distribution per Common Share[2,3]	$0.14
Current Annualized Distribution per Common Share[2]	$0.56

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$8.10	$7.72	4.92%	$8.10	$7.55
Net Asset Value	$9.16	$8.88	3.15%	$9.17	$8.65

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14

Wells Fargo & Co.	4%
JPMorgan Chase & Co.	3
Chevron Corp.	3
General Electric Co.	3
Comcast Corp., Special Class A	3
Pfizer, Inc.	2
Merck & Co., Inc.	2
The Home Depot, Inc.	2
Exxon Mobil Corp.	2
Raytheon Co.	2

Sector Allocation	4/30/14	10/31/13
Financials	23%	21%
Industrials	14	13
Energy	14	14
Health Care	10	9
Consumer Staples	9	12
Consumer Discretionary	9	9
Information Technology	7	5
Materials	7	7
Utilities	5	6
Telecommunication Services	2	4

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	15

Trust Summary as of April 30, 2014	BlackRock Global Opportunities Equity Trust

Trust Overview

BlackRock Global Opportunities Equity Trust’s (BOE) (the “Trust”) primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing (selling) strategy to seek total return performance and enhance distributions. The Trust invests, under normal market conditions, at least 80% of its assets in equity securities or options on equity securities or indices or sectors of equity securities. Under normal circumstances, the Trust invests a substantial amount of its total assets in foreign issuers, issuers that primarily trade in a market located outside the United States or issuers that do a substantial amount of business outside the United States. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 4.57% based on market price and 2.91% based on NAV. For the same period, the MSCI All Country World Index posted a return of 5.28%. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Stock selection in the energy sector was the primary cause of the Trust’s underperformance relative to the benchmark index. In particular, Eurasia Drilling Co. Ltd., a Russian provider of onshore drilling services, came under pressure on account of drilling contract disruptions coupled with the geopolitical turmoil in Ukraine, which ultimately led to the Trust exiting the position. In health care, the Trust’s exposure to biotechnology hurt returns as the industry experienced selling pressure during October 2013 and again in March 2014 due to investors taking profits on their recent strong performance.

•

Contributing positively to relative performance was stock selection within materials and industrials. In the materials sector, strong performance came from selection in the specialty chemicals segment, where the Trust continued to favor well-capitalized businesses with the ability to consistently grow and generate cash flow in excess of their cost of capital.

Within industrials, the Trust’s select transportation holdings American Airlines Group, Inc. and Hertz Global Holdings, Inc. benefited from increased pricing power as a result of industry consolidation.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net gains during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust pared back exposure to Japan, moving to a slight underweight versus the benchmark index, with most of the sales within consumer discretionary, financials and information technology (“IT”). The proceeds were rotated into stock-specific ideas within health care and also financial stocks that are more sensitive to a recovering U.S. economy.

Describe portfolio positioning at period end.

•

Relative to the MSCI All Country World Index, the Trust ended the period overweight in European equities and underweight in both emerging markets and Asia ex-Japan. From a sector perspective, the Trust was most notably overweight in industrials and health care, while the most significant underweights were in the IT and energy sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Global Opportunities Equity Trust

Trust Information

Symbol on NYSE	BOE
Initial Offering Date	May 31, 2005
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($ 14.78)[1]	8.43%
Current Quarterly Distribution per Common Share[2,3]	$0.31165
Current Annualized Distribution per Common Share[2]	$1.24660

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$14.78	$14.74	0.27%	$15.22	$14.15
Net Asset Value	$16.46	$16.68	(1.32)%	$17.27	$16.08

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14

Apple Inc.	2%
Societe Generale SA	2
Citigroup, Inc.	2
Green REIT PLC	2
Anheuser-Busch InBev NV	1
JPMorgan Chase & Co.	1
Adecco SA	1
Roper Industries, Inc.	1
Kennedy-Wilson Holdings, Inc.	1
BankUnited, Inc.	1

Geographic Allocation	4/30/14	10/31/13
United States	49%	44%
United Kingdom	8	10
Japan	5	8
Other[3]	38	38

[3]

Other includes a 5% holding or less in each of the following countries; Switzerland, Germany, France, Sweden, Ireland, China, Spain, Hong Kong, Italy, Canada, Belgium, Indonesia, Denmark, Greece, New Zealand, Austria, South Korea, Peru, South Africa, Mexico, Netherlands, Panama, Norway and Taiwan.

SEMI-ANNUAL REPORT	APRIL 30, 2014	17

Trust Summary as of April 30, 2014	BlackRock Health Sciences Trust

Trust Overview

BlackRock Health Sciences Trust’s (BME) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option overwriting strategy in an effort to seek total return performance and enhance distributions.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 14.88% based on market price and 8.17% based on NAV. For the same period, the Russell 3000® Healthcare Index returned 10.50%. All returns reflect reinvestment of dividends and/or distributions. The Trust moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust benefited from positioning in the health care providers & services industry, where an underweight to the lagging health care services segment and stock selection within health care distributors were the key drivers of positive relative performance. Gains also came from the life sciences tools & services industry, largely driven by the Trust’s position in Illumina, Inc., which appreciated after the company released solid financial results.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net gains during the period.

•

Despite strong performance from several holdings in both the biotechnology and pharmaceutical industries, the Trust’s overweight in biotechnology and underweight in pharmaceuticals hindered performance relative to the benchmark index due to the market’s broad rotation in the first quarter of 2014 away from high-growth names that had delivered strong performance in 2013, including biotechnology, and into more value-

centric stocks, such as pharmaceuticals. Notable individual detractors within biotechnology included the Trust’s overweight positions in Aegerion Pharmaceuticals, Inc. and BioMarin Pharmaceutical, Inc. and an underweight position in Gilead Sciences, Inc. In pharmaceuticals, an underweight in Merck & Co., Inc. hampered relative performance.

Describe recent portfolio activity.

•

During the six-month period, investment decisions at the individual security level resulted in decreased exposure to biotechnology stocks and slightly increased exposure to both the health care equipment & supplies and pharmaceuticals industries.

Describe portfolio positioning at period end.

•

As of period end, health care stock valuations remained reasonable, even after the strong performance of the sector over the previous two years. The Trust continued to maintain a focus on innovative companies and, as such, continued to maintain large allocations to the biotechnol-ogy and pharmaceuticals industries, where the innovation cycle is in an upward trend and is expected to drive a secular growth story. The Trust’s weighting in biotechnology, however, was reduced toward period end due to near-term headwinds. In 2014, the Trust expanded the innovation theme to the health care equipment & supplies industry with investments in several companies with compelling new product launches on the horizon. While policy uncertainty has diminished with the expected implementation of Health Care Reform, changes are still taking place due to austerity measures unfolding globally. As such, the Trust remained underweight in companies that would be at risk if government reimbursements were reduced. However, the new legislation is expected to benefit health care companies generally by creating increased consumer demand, although this trend may take several years to develop.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

18	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Health Sciences Trust

Trust Information

Symbol on NYSE	BME
Initial Offering Date	March 31, 2005
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($ 35.66)[1]	4.82%
Current Quarterly Distribution per Common Share[2,3]	$0.429975
Current Annualized Distribution per Common Share[2]	$1.719900

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$35.66	$33.56	6.26%	$39.95	$32.25
Net Asset Value	$34.94	$34.92	0.06%	$37.75	$33.64

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14

Johnson & Johnson	4%
Biogen Idec, Inc.	4
Merck & Co., Inc.	3
AbbVie, Inc.	3
Alexion Pharmaceuticals, Inc.	3
Bayer AG	3
Novartis AG	3
Pfizer, Inc.	3
Celgene Corp.	3
Covidien PLC	2

Industry Allocation	4/30/14	10/31/13
Pharmaceuticals	38%	35%
Biotechnology	26	32
Health Care Equipment & Supplies	17	16
Health Care Providers & Services	12	11
Life Sciences Tools & Services	5	4
Other[3]	2	2

[3]	Other includes a 1% holding or less in each of the following industries; Health Care Technology, Chemicals and Diversified Consumer Services.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	19

Trust Summary as of April 30, 2014	BlackRock International Growth and Income Trust

Trust Overview

BlackRock International Growth and Income Trust’s (BGY) (the “Trust”) primary investment objective is to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to seek total return performance and enhance distributions. The Trust invests, under normal market conditions, at least 80% of its assets in equity securities issued by non-U.S. companies of any market capitalization located in countries throughout the world. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 3.41% based on market price and 1.99% based on NAV. For the same period, the MSCI All Country World Index Ex-U.S. returned 2.91%. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

Positioning within the consumer discretionary sector was the primary cause of the Trust’s underperformance relative to the benchmark index. In particular, Perform Group PLC, a digital sports media company, detracted from performance as the stock came under pressure due to investors’ concerns about greater-than-expected expenses in a small area of the company’s business. The Trust continued to hold Perform Group PLC despite this short-term weakness as the company remains fundamentally attractive and offers further upside potential. Also detracting from the Trust’s performance was stock selection in the utilities sector, where APR Energy PLC sold off due to investors’ concerns about the company’s contract concentration risk in Libya. However, the company’s good business momentum reinforces the view that APR Energy’s long-term fundamental story remains intact and as such, the Trust retained this position.

•

Stock selection in health care and materials were the largest relative contributors to performance. In healthcare, multiple holdings across the pharmaceuticals sub-industry delivered strong returns due to a combination of pipeline potential, solid financial results and, most recently, increased M&A activity. In materials, stock selection in the specialty chemicals sub-industry, where we continue to favor well-capitalized businesses with the ability to consistently grow and generate cash flow in excess of their cost of capital, was also additive to performance.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net gains during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust decreased the allocation to developed Europe, with the largest reductions focused in the United Kingdom and France. The proceeds were used to add to Japanese equities positioned to benefit from the continuation of the Bank of Japan’s reflationary policies, most notably within the industrials and financials sectors.

Describe portfolio positioning at period end.

•

Relative to the MSCI All Country World Index Ex-U.S., the Trust was overweight Europe with the largest allocations centered on globally oriented businesses domiciled in Switzerland and Ireland. From a sector perspective, the Trust was most notably overweight the industrials and health care sectors, while its most significant underweights were in the consumer staples, energy and financials sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

20	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock International Growth and Income Trust

Trust Information

Symbol on NYSE	BGY
Initial Offering Date	May 30, 2007
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($ 8.08)[1]	8.31%
Current Quarterly Distribution per Common Share[2,3]	$0.16785
Current Annualized Distribution per Common Share[2]	$0.67140

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$8.08	$8.14	(0.74)%	$8.40	$7.72
Net Asset Value	$8.86	$9.05	(2.10)%	$9.41	$8.69

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14
Novartis AG	3%
Roche Holding AG	3
AstraZeneca PLC	2
Bayer AG	2
Vivendi SA	2
Daimler AG.	2
Anheuser-Busch InBev NV	2
Sumitomo Mitsui Financial Group, Inc	2
Green REIT PLC	2
SoftBank Corp	2

Geographic Allocation	4/30/14	10/31/13
United Kingdom	16%	20%
Japan	13	10
Switzerland	10	9
Germany	7	5
France	7	15
Ireland	6	4
Other[3]	41	37

[3]

Other includes a 4% holding or less in each of the following countries; China, Sweden, Hong Kong, Belgium, Italy, Russia, Norway, Mexico, Brazil, Singapore, Canada, Australia, Austria, Indonesia, South Korea, Thailand, New Zealand, Taiwan, Cyprus, United States, Malaysia, India, Finland, South Africa, Greece, Turkey, Pamana, Peru, Demark, Netherlands, Spain.

SEMI-ANNUAL REPORT	APRIL 30, 2014	21

Trust Summary as of April 30, 2014	BlackRock Real Asset Equity Trust

Trust Overview

BlackRock Real Asset Equity Trust’s (BCF) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of energy, natural resources and basic materials companies and equity derivatives with exposure to companies in the energy, natural resources and basic materials industries. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option over-writing strategy in an effort to seek total return performance and enhance distributions.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 4.11% based on market price and 5.32% based on NAV. For the same period, the closed-end Lipper Natural Resources Funds category posted an average return of 9.11% based on market price and 9.78% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust’s position in Caterpillar, Inc. was the largest contributor to positive performance. The company delivered better-than-expected earnings for the first quarter of 2014, through improved cost control and increasingly efficient execution. The company also benefited from a recovering U.S. economy and improving housing starts domestically. A position in Royal Dutch Shell PLC also had a notable impact on returns as investors reacted positively to structural changes within the company during the period.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net gains during the period.

•

The Trust’s holding in Cairn Energy PLC, a global oil & gas exploration & production company, was among the largest detractors from performance. Shares of Cairn Energy PLC fell as the company came under scrutiny from the Indian tax authority due to a matter relating to the initial public offering of their Indian subsidiary, Cairn India, in 2006. India’s tax authority cited retrospective legislation introduced in 2012 regarding the taxation of indirect transfers of Indian assets as the reason for the investigation. The Trust retained this position given the company’s strong asset base. Elsewhere, the Trust’s exposure to silver producers, namely Fresnillo PLC and Industrias Penoles SAB de CV (which owns 75% of Fresnillo), had a negative impact on returns as falling silver prices pressured margins and deteriorated growth prospects for these companies during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust took some profits on its position in Caterpillar, Inc. following the stock’s strong performance earlier in the period. Within the energy space, the Trust initiated a holding in Cimarex Energy Co., an oil & gas exploration & production company that operates in the Permian basin.

Describe portfolio positioning at period end.

•	As of period end, the energy sector was the Trust’s largest allocation, while the remaining exposure was divided broadly between metals & mining and basic materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

22	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Real Asset Equity Trust

Trust Information

Symbol on NYSE	BCF
Initial Offering Date	September 29, 2006
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($ 9.13)[1]	7.66%
Current Quarterly Distribution per Common Share[2,3]	$0.1748
Current Annualized Distribution per Common Share[2]	$0.6992

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$9.13	$9.12	0.11%	$9.18	$8.28
Net Asset Value	$10.37	$10.24	1.27%	$10.37	$9.56

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14
EI du Pont de Nemours & Co	4%
Royal Dutch Shell PLC - ADR	4
Chevron Corp	4
Exxon Mobil Corp	4
BHP Billiton PLC	4
Caterpillar, Inc	4
Rio Tinto PLC	4
Praxair, Inc	4
Glencore Xstrata PLC	3
MeadWestvaco Corp	3

Industry Allocation	4/30/14	10/31/13
Oil, Gas & Consumable Fuels	33%	30%
Metals & Mining	33	36
Chemicals	16	15
Machinery	5	4
Paper & Forest Products	4	4
Energy Equipment & Services	4	6
Containers & Packaging	3	3
Real Estate Investment Trusts (REITs)	2	2

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	23

Trust Summary as of April 30, 2014	BlackRock Resources & Commodities Strategy Trust

Trust Overview

BlackRock Resources & Commodities Strategy Trust’s (BCX) (the “Trust”) primary investment objective is to seek high current income and current gains, with a secondary objective of capital appreciation. The Trust will seek to achieve its investment objectives, under normal market conditions,by investing at least 80% of its total assets in equity securities issued by commodity or natural resources companies, derivatives with exposure to commodity or natural resources companies or investments in securities and derivatives linked to the underlying price movement of commodities or natural resources. While permitted, the Trust does not currently expect to invest in securities and derivatives linked to the underlying price movement of commodities or natural resources. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and utilizing an option overwriting strategy in an effort to seek total return performance and enhance distributions.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 7.05% based on market price and 7.09% based on NAV. For the same period, the closed-end Lipper Natural Resources Funds category posted an average return of 9.11% based on market price and 9.78% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The Trust’s position in Ultra Petroleum Corp. was the largest contributor to positive performance as the stock moved higher after reporting strong earnings for the first quarter of 2014. A number of the major integrated oil & gas companies also reported robust earnings for the year 2013 and first quarter of 2014. Many energy companies delivered strong first-quarter performance as they benefited from higher natural gas prices driven by the colder-than-usual winter in North America. Additionally, oil & gas exploration & production companies began to deliver on their production forecasts, adding further support to this segment. In this environment, the Trust benefited from holdings in Chevron Corp., Exxon Mobil Corp., Royal Dutch Shell PLC and BHP Billiton Ltd.

•

The Trust’s holding in Cairn Energy PLC, a global oil & gas exploration & production company, was among the largest detractors from performance. Shares of Cairn Energy PLC fell as the company came under scrutiny from the Indian tax authority due to a matter relating to the initial public offering of their Indian subsidiary, Cairn India, in 2006. India’s tax authority cited retrospective legislation introduced in 2012 regarding the taxation of indirect transfers of Indian assets as the reason for the investigation. The Trust retained this position given the company’s strong asset base.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net losses during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust initiated a position in lumber producer Canfor Corp. as a favorable supply of feedstock materials and a possible pick-up in construction demand improves the outlook for lumber producers. In the mining space, the Trust increased exposure to nickel by adding to a holding in MMC Norilsk Nickel OJSC. Also during the period, the Trust took some profits on investments in the integrated oil & gas segment, including the sale of Hess Corp. following the stock’s strong performance.

Describe portfolio positioning at period end.

•

As of period end, the energy sector continued to be the Trust’s largest allocation, while the remaining exposure was divided broadly between metals & mining and agriculture-related stocks. This positioning reflects the relative outlooks and valuations for each of these segments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

24	SEMI-ANNUAL REPORT	APRIL 30, 2014

BlackRock Resources & Commodities Strategy Trust

Trust Information

Symbol on NYSE	BCX
Initial Offering Date	March 30, 2011
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($ 12.02)[1]	7.69%
Current Quarterly Distribution per Common Share[2,3]	$0.2312
Current Annualized Distribution per Common Share[2]	$0.9248

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$12.02	$11.68	2.91%	$12.06	$10.93
Net Asset Value	$13.94	$13.54	2.95%	$13.94	$12.73

Market Price and Net Asset Value History Since Inception

[4]	Commencement of operations.

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14
Exxon Mobil Corp.	9%
Chevron Corp.	8
BHP Billiton Ltd. - ADR	6
Royal Dutch Shell PLC - ADR	5
ConocoPhillips	5
Monsanto Co.	4
Rio Tinto PLC - ADR	4
BP PLC - ADR	4
Statoil ASA	3
Freeport-McMoRan Copper & Gold, Inc.	3

Industry Allocation	4/30/14	10/31/13
Oil, Gas & Consumable Fuels	52%	52%
Metals & Mining	23	21
Chemicals	12	15
Food Products	10	6
Paper & Forest Products	1	—
Machinery	1	5
Real Estate Investment Trusts (REITS)	1	1

For Trust compliance purposes, the Trust industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	25

Trust Summary as of April 30, 2014	BlackRock Utility and Infrastructure Trust

Trust Overview

BlackRock Utility and Infrastructure Trust’s (BUI) (the “Trust”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing primarily in equity securities issued by companies that are engaged in the Utilities and Infrastructure business segments anywhere in the world and by utilizing an option writing (selling) strategy in an effort to seek total return performance and enhance distributions. The Trust considers the “Utilities” business segment to include products, technologies and services connected to the management, ownership, operation, construction, development or financing of facilities usedto generate, transmit or distribute electricity, water, natural resources or telecommunications and the “Infrastructure” business segment to include companies that own or operate infrastructure assets or that are involved in the development, construction, distribution or financing of infrastructure assets. Under normal circumstances, the Trust invests a substantial amount of its total assets in foreign issuers, issuers that primarily trade in a market located outside the United States or issuers that do a substantial amount of business outside the United States. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2014, the Trust returned 9.65% based on market price and 11.10% based on NAV. For the same period, the closed-end Lipper Utility Funds category posted an average return of 10.57% based on market price and 10.69% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•

The largest contributor to the Trust’s performance during the period was an allocation to electric utility stocks. Allocations to the multi-utilities and diversified telecommunication services (“telecom”) industries had a positive impact as well. Smaller allocations to the highways & rail tracks and airport services sub-industries within transportation infrastructure also added meaningfully to performance during the period.

•

Conversely, the Trust’s exposure to the renewable electricity sub-industry detracted from returns, as did an allocation to marine ports & services. A small allocation to oil & gas drilling stocks also detracted marginally.

•

Also, during the period, the Trust made use of options, principally written call options on individual stocks, in order to seek enhanced income returns while continuing to participate in the performance of the underlying equities. The Trust’s option writing strategy generated net losses during the period.

Describe recent portfolio activity.

•

During the six-month period, the Trust added certain companies within the energy, telecom and utilities sectors deemed likely to perform well in the current stage of the global economic recovery. These names included Valero Energy Partners LP, Enable Midstream Partners, Frontier Communications and Veolia Environment. The Trust selectively reduced exposure to Brazil given concerns about local economic growth and political uncertainty leading up to the country’s October elections.

Describe Trust positioning at period end.

•

After an unusually harsh winter posed a short-term tailwind for the U.S. utilities, stock selection within this space continued to emphasize companies that demonstrate strong growth in earnings and dividends driven by their investment in core infrastructure projects such as improving electric transmission and distribution. The Trust also continued to identify investment opportunities in Europe given attractive valuations. In an environment of higher government tax rates, regulated corporations have turned their focus to cost-cutting, which helps to strengthen their financial position as local economies improve. In the energy sector, master limited partnerships (“MLPs”) continue to present a significant opportunity as more companies are adopting the MLP structure as a vehicle to create value for shareholders. With respect to construction/infrastructure companies, the Trust maintained a focus on quality given a trend in which the strongest companies are getting stronger while the weakest are disappearing.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

26	SEMI-ANNUAL REPORT	APRIL 30, 2014

Trust Summary as of April 30, 2014	BlackRock Utility and Infrastructure Trust

Trust Information

Symbol on NYSE	BUI
Initial Offering Date	November 25, 2011
Current Distribution Rate on Closing Market Price as of April 30, 2014 ($ 19.35)[1]	7.49%
Current Quarterly Distribution per Common Share[2,3]	$0.3625
Current Annualized Distribution per Common Share[2]	$1.4500

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. See Section 19(a) Notices on page 2 for the estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

On June 13, 2014, the Board of the Trust approved a change to the frequency of regular Trust distributions from quarterly to monthly. Please see Note 10 of the Notes to Financial Statements for additional information.

Market Price and Net Asset Value Per Share Summary

	4/30/14	10/31/13	Change	High	Low
Market Price	$19.35	$18.36	5.39%	$19.38	$16.91
Net Asset Value	$22.19	$20.78	6.79%	$22.19	$19.97

Market Price and Net Asset Value History Since Inception

[4]	Commencement of operations.

Overview of the Trust’s Long-Term Investments

Ten Largest Holdings	4/30/14

NextEra Energy, Inc.	4%
National Grid PLC	4
American Tower Corp.	4
Atlantia SpA	4
CMS Energy Corp.	3
Duke Energy Corp.	3
Dominion Resources, Inc.	3
Verizon Communications, Inc.	2
Abertis Infraestructuras SA	2
Enterprise Products Partners LP	2

Industry Allocation	4/30/14	10/31/13
Oil, Gas & Consumable Fuels	24%	22%
Multi-Utilities	21	20
Electric Utilities	18	17
Transportation Infrastructure	14	13
Other[4]	23	28

[4]

Other includes a 7% holding or less in each of the following industries; Diversified Telecommunication Services, Construction & Engineering, Real Estate Investment Trust (REITs), Water Utilities, Independent Power Producers & Energy Traders, Media, Gas Utilities, Machinery and Wireless Telecommunication Services.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2014	27

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including options, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Dividend Income Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.2%
Honeywell International, Inc. (a)	11,600	$1,077,640
Lockheed Martin Corp. (a)	4,330	710,726
United Technologies Corp. (a)	9,400	1,112,302

		2,900,668
Banks — 8.3%
Australia & New Zealand Banking Group Ltd.	18,000	578,838
Bank of America Corp. (a)	17,100	258,894
Bank of Nova Scotia (a)	11,700	710,935
Hang Seng Bank Ltd.	17,500	285,706
HSBC Holdings PLC — ADR (a)	24,100	1,236,812
M&T Bank Corp. (a)	4,500	549,045
National Australia Bank Ltd.	32,000	1,053,673
U.S. Bancorp. (a)	22,600	921,628
United Overseas Bank Ltd.	18,310	318,688
Wells Fargo & Co. (a)	30,500	1,514,020

		7,428,239
Beverages — 1.9%
The Coca-Cola Co. (a)	22,200	905,538
PepsiCo, Inc. (a)	7,500	644,175
Treasury Wine Estates Ltd.	35,566	126,662

		1,676,375
Capital Markets — 1.7%
The Goldman Sachs Group, Inc. (a)	2,600	415,532
Morgan Stanley (a)	21,100	652,623
T Rowe Price Group, Inc. (a)	5,700	468,141

		1,536,296
Chemicals — 2.9%
BASF SE	9,600	1,113,654
PPG Industries, Inc. (a)	5,800	1,122,996
Solvay SA	2,300	372,726

		2,609,376
Communications Equipment — 0.8%
QUALCOMM, Inc. (a)	8,600	676,906
Construction & Engineering — 1.0%
Vinci SA	12,100	913,626
Consumer Finance — 0.7%
American Express Co. (a)	6,600	577,038
Distributors — 0.6%
Genuine Parts Co. (a)	6,100	531,432
Diversified Financial Services — 0.7%
CME Group, Inc.	8,700	612,393
Diversified Telecommunication Services — 3.3%
Frontier Communications Corp.	196,300	1,167,985
TeliaSonera AB	53,400	388,702
Verizon Communications, Inc. (a)	29,200	1,364,516

		2,921,203

Common Stocks	Shares	Value
Electric Utilities — 3.2%
Duke Energy Corp. (a)	5,200	$387,348
NextEra Energy, Inc. (a)	15,400	1,537,690
SSE PLC	35,000	902,523

		2,827,561
Electrical Equipment — 2.0%
Emerson Electric Co. (a)	26,800	1,827,224
Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc. (a)	8,714	694,593
Food Products — 4.4%
General Mills, Inc. (a)	35,200	1,866,304
Kraft Foods Group, Inc. (a)	9,933	564,790
Mondelez International, Inc., Class A (a)	29,200	1,040,980
Nestle SA	5,700	440,520

		3,912,594
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories (a)	11,100	430,014
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp. (a)	12,900	1,307,802
Household Products — 1.4%
The Procter & Gamble Co. (a)	15,600	1,287,780
Industrial Conglomerates — 4.7%
3M Co. (a)	11,200	1,557,808
General Electric Co. (a)	53,800	1,446,682
Hopewell Holdings Ltd.	85,684	295,499
Keppel Corp. Ltd.	53,800	452,675
Siemens AG — ADR (a)	3,700	487,771

		4,240,435
Insurance — 5.0%
Aflac, Inc. (a)	7,100	445,312
Allianz SE	3,600	626,507
The Chubb Corp.	8,500	782,680
Cincinnati Financial Corp. (a)	11,400	555,636
MetLife, Inc. (a)	6,600	345,510
Prudential Financial, Inc. (a)	18,100	1,460,308
Zurich Insurance Group AG	976	279,876

		4,495,829
IT Services — 1.2%
Automatic Data Processing, Inc. (a)	13,400	1,044,664
Leisure Products — 0.5%
Mattel, Inc.	11,800	462,737
Machinery — 1.2%
Scania AB, B Shares	35,800	1,090,696
Media — 2.3%
The Walt Disney Co. (a)	25,500	2,023,170

Portfolio Abbreviations

ADR	American Depositary Receipt	GBP	British Pound	PEN	Peruvian Neuvo Sol
AUD	Australian Dollar	GDR	Global Depositary Receipts	REIT	Real Estate Investment Trust
BRL	Brazil Real	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwan Dollar
CLP	Chilean Peso	KRW	Korean Won	USD	U.S. Dollar
DKK	Danish Krone	MXN	Mexican New Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	29

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining — 1.2%
BHP Billiton Ltd. — ADR (a)	8,012	$565,166
BHP Billiton PLC	14,150	459,368

		1,024,534
Multi-Utilities — 3.9%
Ameren Corp. (a)	22,300	921,213
Dominion Resources, Inc. (a)	23,500	1,704,690
Sempra Energy	4,800	473,328
Wisconsin Energy Corp.	8,300	402,384

		3,501,615
Oil, Gas & Consumable Fuels — 11.2%
Chevron Corp. (a)	16,300	2,045,976
Enbridge, Inc. (a)	24,400	1,177,424
Exxon Mobil Corp. (a)	27,000	2,765,070
Royal Dutch Shell PLC — ADR	6,850	539,369
Santos Ltd.	66,600	853,900
Suncor Energy, Inc. (a)	3,450	133,083
Total SA — ADR	28,000	1,994,720
TransCanada Corp. (a)	10,700	498,660

		10,008,202
Pharmaceuticals — 10.7%
AbbVie, Inc. (a)	10,287	535,747
AstraZeneca PLC	17,700	1,397,136
Bristol-Myers Squibb Co. (a)	34,300	1,718,087
GlaxoSmithKline PLC	32,425	895,916
Johnson & Johnson (a)	15,700	1,590,253
Merck & Co., Inc. (a)	17,500	1,024,800
Pfizer, Inc. (a)	50,200	1,570,256
Sanofi	3,400	366,927
Takeda Pharmaceutical Co. Ltd.	10,800	485,785

		9,584,907
Real Estate Investment Trusts (REITs) — 3.2%
Equity Residential	10,800	641,952
HCP, Inc.	12,000	502,320
Health Care REIT, Inc.	10,700	675,063
Keppel REIT Management Ltd.	15,824	15,295
Liberty Property Trust	7,200	270,000
Ventas, Inc. (a)	11,213	740,955

		2,845,585
Road & Rail — 0.3%
CSX Corp. (a)	10,600	299,132
Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp. (a)	41,900	1,118,311
Microchip Technology, Inc. (a)	19,500	927,030

		2,045,341

Common Stocks	Shares	Value
Software — 2.8%
Microsoft Corp. (a)	41,500	$1,676,600
Oracle Corp. Japan	8,900	410,162
SAP AG — ADR (a)	5,450	441,396

		2,528,158
Specialty Retail — 2.7%
Hennes & Mauritz AB, B Shares	21,500	880,058
The Home Depot, Inc. (a)	19,500	1,550,445

		2,430,503
Technology Hardware, Storage & Peripherals — 0.5%
Canon, Inc. — ADR (a)	3,700	115,736
Ricoh Co. Ltd.	32,000	368,738

		484,474
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	25,800	256,968
Tobacco — 4.7%
Altria Group, Inc. (a)	40,700	1,632,477
British American Tobacco PLC	17,300	998,983
Philip Morris International, Inc.	10,400	888,472
Reynolds American, Inc. (a)	12,800	722,304

		4,242,236
Total Long-Term Investments (Cost — $78,114,427) — 97.6%		87,280,306

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	3,038,407	3,038,407
Total Short-Term Securities (Cost — $3,038,407) — 3.4%		3,038,407
Total Investments Before Options Written (Cost — $81,152,834) — 101.0%		90,318,713

Options Written
(Premiums Received — $529,380) — (1.0)%		(875,586)
Total Investments Net of Options Written — 100.0%		89,443,127
Liabilities in Excess of Other Assets — 0.0%		(579)

Net Assets — 100.0%		$89,442,548

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Represents the current yield as of report date.

(c)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,708,345	(669,938)	3,038,407	$856

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Altria Group, Inc.	Call	USD	38.00	5/02/14	55	$(11,440)
Bank of America Corp.	Call	USD	18.00	5/02/14	34	(34)
The Goldman Sachs Group, Inc.	Call	USD	167.50	5/02/14	10	(10)
Microsoft Corp.	Call	USD	40.50	5/02/14	42	(840)
U.S. Bancorp.	Call	USD	41.50	5/02/14	23	(115)
The Walt Disney Co.	Call	USD	81.00	5/02/14	102	(459)
Cincinnati Financial Corp.	Call	USD	48.50	5/05/14	23	(1,073)
The Home Depot, Inc.	Call	USD	80.00	5/05/14	18	(495)
Johnson & Johnson	Call	USD	98.00	5/05/14	31	(9,765)
McDonald’s Corp.	Call	USD	98.00	5/05/14	26	(8,450)
Pfizer, Inc.	Call	USD	31.00	5/05/14	44	(1,672)
Pfizer, Inc.	Call	USD	33.00	5/05/14	43	(43)
United Technologies Corp.	Call	USD	116.00	5/05/14	37	(8,510)
Ventas, Inc.	Call	USD	61.45	5/05/14	22	(10,188)
M&T Bank Corp.	Call	USD	119.35	5/07/14	18	(5,060)
3M Co.	Call	USD	136.00	5/09/14	22	(7,425)
Altria Group, Inc.	Call	USD	38.00	5/09/14	55	(11,605)
Chevron Corp.	Call	USD	118.00	5/09/14	24	(18,720)
The Coca-Cola Co.	Call	USD	38.50	5/09/14	44	(10,032)
The Home Depot, Inc.	Call	USD	78.00	5/09/14	42	(7,980)
McDonald’s Corp.	Call	USD	99.00	5/09/14	25	(6,325)
Merck & Co., Inc.	Call	USD	57.00	5/09/14	18	(3,276)
QUALCOMM, Inc.	Call	USD	80.00	5/09/14	17	(502)
Mondelez International, Inc., Class A	Call	USD	34.75	5/13/14	58	(6,448)
3M Co.	Call	USD	135.00	5/19/14	22	(9,900)
Abbott Laboratories	Call	USD	39.00	5/19/14	22	(803)
Abbott Laboratories	Call	USD	40.00	5/19/14	22	(198)
AbbVie, Inc.	Call	USD	55.00	5/19/14	10	(150)
Aflac, Inc.	Call	USD	65.00	5/19/14	28	(308)
Altria Group, Inc.	Call	USD	38.00	5/19/14	55	(11,853)
Automatic Data Processing, Inc.	Call	USD	75.00	5/19/14	53	(16,960)
Bank of Nova Scotia	Call	CAD	65.00	5/19/14	46	(7,198)
BHP Billiton Ltd. — ADR	Call	USD	67.50	5/19/14	16	(5,360)
BHP Billiton Ltd. — ADR	Call	USD	72.50	5/19/14	16	(592)
The Coca-Cola Co.	Call	USD	39.00	5/19/14	44	(8,052)
CSX Corp.	Call	USD	30.00	5/19/14	21	(52)
Duke Energy Corp.	Call	USD	72.50	5/19/14	20	(4,350)
Emerson Electric Co.	Call	USD	70.00	5/19/14	107	(3,745)
Exxon Mobil Corp.	Call	USD	100.00	5/19/14	108	(29,538)
General Electric Co.	Call	USD	26.00	5/19/14	107	(9,897)
General Mills, Inc.	Call	USD	51.75	5/19/14	140	(20,092)
Genuine Parts Co.	Call	USD	90.00	5/19/14	24	(600)
HSBC Holdings PLC — ADR	Call	USD	52.50	5/19/14	96	(2,304)
Intel Corp.	Call	USD	27.00	5/19/14	83	(1,120)
Kraft Foods Group, Inc.	Call	USD	57.50	5/19/14	39	(2,145)
Merck & Co., Inc.	Call	USD	57.50	5/19/14	18	(3,150)
MetLife, Inc.	Call	USD	55.00	5/19/14	13	(292)
Microchip Technology, Inc.	Call	USD	48.00	5/19/14	78	(6,435)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	31

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Exchange-traded options written as of April 30, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Microsoft Corp.	Call	USD	40.00	5/19/14	27	$(2,133)
Mondelez International, Inc., Class A	Call	USD	35.00	5/19/14	29	(2,929)
Morgan Stanley	Call	USD	31.00	5/19/14	42	(2,121)
Morgan Stanley	Call	USD	32.00	5/19/14	42	(651)
PepsiCo, Inc.	Call	USD	85.00	5/19/14	30	(4,500)
Pfizer, Inc.	Call	USD	31.00	5/19/14	34	(2,091)
PPG Industries, Inc.	Call	USD	195.00	5/19/14	23	(4,600)
The Procter & Gamble Co.	Call	USD	82.50	5/19/14	38	(3,325)
Prudential Financial, Inc.	Call	USD	88.00	5/19/14	36	(505)
Reynolds American, Inc.	Call	USD	55.00	5/19/14	51	(9,945)
SAP AG — ADR	Call	USD	80.00	5/19/14	21	(3,675)
Siemens AG — ADR	Call	USD	135.00	5/19/14	15	(1,762)
Suncor Energy, Inc.	Call	CAD	40.00	5/19/14	13	(2,853)
T Rowe Price Group, Inc.	Call	USD	80.00	5/19/14	22	(5,720)
TransCanada Corp.	Call	CAD	52.00	5/19/14	42	(709)
Verizon Communications, Inc.	Call	USD	48.00	5/19/14	33	(347)
Wells Fargo & Co.	Call	USD	49.00	5/19/14	31	(2,465)
Cincinnati Financial Corp.	Call	USD	48.50	5/22/14	23	(1,621)
The Home Depot, Inc.	Call	USD	78.00	5/23/14	18	(4,653)
Intel Corp.	Call	USD	27.00	5/23/14	1	(20)
Microsoft Corp.	Call	USD	41.00	5/23/14	15	(622)
Pfizer, Inc.	Call	USD	31.00	5/23/14	35	(2,503)
U.S. Bancorp.	Call	USD	41.50	5/23/14	23	(598)
Verizon Communications, Inc.	Call	USD	48.00	5/23/14	33	(594)
Wells Fargo & Co.	Call	USD	49.00	5/23/14	30	(2,595)
Wells Fargo & Co.	Call	USD	50.00	5/23/14	20	(700)
Prudential Financial, Inc.	Call	USD	85.00	5/28/14	36	(2,576)
American Express Co.	Call	USD	87.00	5/30/14	26	(5,018)
General Electric Co.	Call	USD	26.00	5/30/14	108	(10,854)
Merck & Co., Inc.	Call	USD	58.50	5/30/14	34	(5,151)
Microsoft Corp.	Call	USD	41.00	5/30/14	82	(4,018)
Pfizer, Inc.	Call	USD	31.50	5/30/14	44	(2,486)
The Procter & Gamble Co.	Call	USD	82.00	5/30/14	24	(3,432)
Verizon Communications, Inc.	Call	USD	48.50	5/30/14	20	(280)
Canon, Inc. — ADR	Call	USD	31.70	6/04/14	14	(714)
Chevron Corp.	Call	USD	125.00	6/06/14	20	(4,500)
Intel Corp.	Call	USD	26.50	6/06/14	83	(4,233)
Johnson & Johnson	Call	USD	101.00	6/06/14	31	(5,224)
U.S. Bancorp.	Call	USD	40.50	6/06/14	44	(3,894)
Wal-Mart Stores, Inc.	Call	USD	79.00	6/06/14	17	(2,780)
Wells Fargo & Co.	Call	USD	50.00	6/06/14	41	(2,030)
AbbVie, Inc.	Call	USD	50.00	6/23/14	31	(9,610)
Ameren Corp.	Call	USD	40.00	6/23/14	89	(16,020)
Bristol-Myers Squibb Co.	Call	USD	55.00	6/23/14	137	(6,233)
Chevron Corp.	Call	USD	125.00	6/23/14	21	(5,260)
Dominion Resources, Inc.	Call	USD	72.50	6/23/14	47	(6,345)
Honeywell International, Inc.	Call	USD	95.00	6/23/14	23	(2,242)
Lockheed Martin Corp.	Call	USD	165.00	6/23/14	17	(5,525)
MetLife, Inc.	Call	USD	52.50	6/23/14	13	(1,970)
NextEra Energy, Inc.	Call	USD	97.50	6/23/14	22	(8,250)
QUALCOMM, Inc.	Call	USD	80.00	6/23/14	17	(1,955)

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Verizon Communications, Inc.	Call	USD	47.00	6/23/14	30	$(2,535)
Wal-Mart Stores, Inc.	Call	USD	80.00	6/23/14	17	(2,218)
Total						$(465,151)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Sempra Energy	Goldman Sachs International	Call	USD	97.72	5/02/14	1,900	$(1,823)
The Chubb Corp.	Credit Suisse International	Call	USD	87.37	5/05/14	1,700	(8,008)
Honeywell International, Inc.	Deutsche Bank AG	Call	USD	94.27	5/05/14	2,300	(353)
Mattel, Inc.	Credit Suisse International	Call	USD	38.29	5/05/14	4,700	(4,618)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	35.00	5/05/14	2,900	(2,212)
Total SA — ADR	Morgan Stanley & Co. International PLC	Call	USD	64.50	5/05/14	5,600	(37,746)
Ventas, Inc.	Citibank N.A.	Call	USD	61.50	5/05/14	2,200	(10,077)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	44.10	5/05/14	1,650	(7,228)
Health Care REIT, Inc.	Bank of America N.A.	Call	USD	61.07	5/06/14	4,200	(8,492)
TeliaSonera AB	Credit Suisse International	Call	SEK	48.83	5/07/14	21,300	(80)
BHP Billiton PLC	Morgan Stanley & Co. International PLC	Call	GBP	19.45	5/08/14	2,800	(678)
GlaxoSmithKline PLC	Credit Suisse International	Call	GBP	16.72	5/08/14	13,000	(367)
Keppel Corp. Ltd.	Deutsche Bank AG	Call	SGD	10.81	5/08/14	21,000	(315)
Ricoh Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	1,167.27	5/08/14	12,800	(3,151)
Takeda Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	4,989.44	5/08/14	4,300	(15)
Frontier Communications Corp.	JPMorgan Chase Bank N.A.	Call	USD	5.71	5/12/14	39,200	(12,498)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	94.50	5/12/14	3,900	(21,776)
Zurich Insurance Group AG	Deutsche Bank AG	Call	CHF	259.67	5/13/14	390	(371)
Hang Seng Bank Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	124.33	5/14/14	7,000	(2,456)
Hopewell Holdings Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	26.61	5/14/14	34,000	(1,414)
Oracle Corp. Japan	Citibank N.A.	Call	JPY	4,411.50	5/14/14	3,500	(10,464)
Santos Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	13.43	5/14/14	26,600	(11,108)
Allianz SE	UBS AG	Call	EUR	120.73	5/15/14	1,400	(9,144)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	Call	GBP	38.07	5/15/14	7,000	(102,972)
Hudson City Bancorp, Inc.	Morgan Stanley & Co. International PLC	Call	USD	9.82	5/15/14	10,300	(2,189)
Solvay SA	Morgan Stanley & Co. International PLC	Call	EUR	114.53	5/15/14	900	(2,915)
Philip Morris International, Inc.	Citibank N.A.	Call	USD	83.21	5/20/14	2,050	(5,287)
Nestle SA	Morgan Stanley & Co. International PLC	Call	CHF	69.08	5/21/14	2,200	(932)
The Chubb Corp.	Credit Suisse International	Call	USD	92.36	5/28/14	1,700	(1,922)
Equity Residential	Morgan Stanley & Co. International PLC	Call	USD	58.00	5/28/14	4,300	(8,028)
Frontier Communications Corp.	JPMorgan Chase Bank N.A.	Call	USD	5.71	5/28/14	39,200	(15,538)
HCP, Inc.	Citibank N.A.	Call	USD	41.47	5/28/14	4,800	(3,543)
Liberty Property Trust	Goldman Sachs International	Call	USD	38.28	5/28/14	2,800	(1,041)
Philip Morris International, Inc.	Citibank N.A.	Call	USD	84.04	5/28/14	2,050	(4,186)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	73.10	6/02/14	4,700	(4,644)
BHP Billiton PLC	Morgan Stanley & Co. International PLC	Call	GBP	19.39	6/03/14	2,800	(1,892)
Vinci SA	Deutsche Bank AG	Call	EUR	54.54	6/03/14	4,800	(8,597)
Sanofi	Morgan Stanley & Co. International PLC	Call	EUR	75.13	6/04/14	1,400	(5,166)
Enbridge, Inc.	Citibank N.A.	Call	CAD	51.10	6/05/14	4,800	(8,550)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.24	6/05/14	1,400	(4,357)
Total SA — ADR	Morgan Stanley & Co. International PLC	Call	USD	66.83	6/05/14	5,600	(24,886)
SSE PLC	Deutsche Bank AG	Call	GBP	15.17	6/10/14	14,000	(11,400)
British American Tobacco PLC	Bank of America N.A.	Call	GBP	34.51	6/11/14	7,000	(7,226)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	33

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/12/14	600	$(1,785)
National Australia Bank Ltd.	UBS AG	Call	AUD	35.53	6/13/14	12,800	(3,543)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	48.97	6/13/14	1,700	(818)
CSX Corp.	Morgan Stanley & Co. International PLC	Call	USD	28.52	6/17/14	2,100	(1,164)
United Overseas Bank Ltd.	UBS AG	Call	SGD	22.32	6/17/14	7,000	(1,855)
Australia & New Zealand Banking Group Ltd.	UBS AG	Call	AUD	33.99	6/18/14	7,200	(4,916)
BASF SE	Deutsche Bank AG	Call	EUR	83.64	6/18/14	3,800	(7,855)
Hennes & Mauritz AB, B Shares	Deutsche Bank AG	Call	SEK	278.62	6/18/14	8,600	(2,644)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/18/14	700	(2,153)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	6/21/14	2,500	(1,779)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	7/09/14	2,500	(2,258)
Total							$(410,435)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,900,668	—	—	$2,900,668
Banks	5,191,334	$2,236,905	—	7,428,239
Beverages	1,549,713	126,662	—	1,676,375
Capital Markets	1,536,296	—	—	1,536,296
Chemicals	1,122,996	1,486,380	—	2,609,376
Communications Equipment	676,906	—	—	676,906
Construction & Engineering	—	913,626	—	913,626
Consumer Finance	577,038	—	—	577,038
Distributors	531,432	—	—	531,432
Diversified Financial Services	612,393	—	—	612,393
Diversified Telecommunication Services	2,532,501	388,702	—	2,921,203
Electric Utilities	1,925,038	902,523	—	2,827,561

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Dividend Income Trust (BQY)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Common Stocks: (concluded)
Electrical Equipment	$1,827,224	—	—	$1,827,224
Food & Staples Retailing	694,593	—	—	694,593
Food Products	3,472,074	$440,520	—	3,912,594
Health Care Equipment & Supplies	430,014	—	—	430,014
Hotels, Restaurants & Leisure	1,307,802	—	—	1,307,802
Household Products	1,287,780	—	—	1,287,780
Industrial Conglomerates	3,492,261	748,174	—	4,240,435
Insurance	3,589,446	906,383	—	4,495,829
IT Services	1,044,664	—	—	1,044,664
Leisure Products	462,737	—	—	462,737
Machinery	—	1,090,696	—	1,090,696
Media	2,023,170	—	—	2,023,170
Metals & Mining	565,166	459,368	—	1,024,534
Multi-Utilities	3,501,615	—	—	3,501,615
Oil, Gas & Consumable Fuels	9,154,302	853,900	—	10,008,202
Pharmaceuticals	6,439,143	3,145,764	—	9,584,907
Real Estate Investment Trusts (REITs)	2,830,290	15,295	—	2,845,585
Road & Rail	299,132	—	—	299,132
Semiconductors & Semiconductor Equipment	2,045,341	—	—	2,045,341
Software	2,117,996	410,162	—	2,528,158
Specialty Retail	1,550,445	880,058	—	2,430,503
Technology Hardware, Storage & Peripherals	115,736	368,738	—	484,474
Thrifts & Mortgage Finance	256,968	—	—	256,968
Tobacco	3,243,253	998,983	—	4,242,236
Short-Term Securities	3,038,407	—	—	3,038,407
Total	$73,945,874	$16,372,839	—	$90,318,713

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(416,874)	$(458,712)	—	$(875,586)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial statement purposes. As of April 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$23,966	—	—	$23,966
Foreign currency at value	26,460	—	—	26,460
Total	$50,426	—	—	$50,426

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	35

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.9%
Johnson Controls, Inc. (a)(b)	23,200	$1,047,248
Biotechnology — 0.3%
Genus PLC	18,000	307,820
Building Products — 0.5%
Kingspan Group PLC (c)	31,800	598,456
Chemicals — 16.7%
Agrium, Inc.	28,500	2,737,995
Air Liquide SA	4,300	615,190
CF Industries Holdings, Inc. (a)	3,000	735,510
FMC Corp. (a)	2,800	215,600
Incitec Pivot Ltd.	261,700	702,471
Israel Chemicals Ltd.	50,000	443,763
Johnson Matthey PLC	17,304	957,252
Linde AG	2,900	602,285
Monsanto Co. (a)	36,700	4,062,690
The Mosaic Co. (a)	30,000	1,501,200
Novozymes A/S, B Shares	27,900	1,337,668
Nufarm Ltd.	57,460	222,283
Potash Corp. of Saskatchewan, Inc. (a)	34,000	1,229,440
Sinofert Holdings Ltd.	2,165,500	268,810
Syngenta AG	6,000	2,375,950
Umicore SA	5,400	264,701
Uralkali OJSC — GDR	20,000	443,608
Wacker Chemie AG	5,600	658,282

		19,374,698
Commercial Services & Supplies — 2.7%
Covanta Holding Corp. (a)	9,900	182,655
Tetra Tech, Inc. (c)	63,500	1,820,545
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,007,000	1,065,479

		3,068,679
Construction & Engineering — 1.1%
Aegion Corp. (a)(c)	11,400	290,586
KBR, Inc.	14,600	370,402
Layne Christensen Co. (a)(c)	10,100	175,942
Quanta Services, Inc. (a)(c)	11,200	395,136

		1,232,066
Electric Utilities — 2.4%
Fortum OYJ	16,900	381,806
ITC Holdings Corp.	32,900	1,216,313
NextEra Energy, Inc. (a)(b)	11,300	1,128,305

		2,726,424
Electrical Equipment — 5.0%
ABB Ltd.	25,400	611,533
Eaton Corp. PLC (a)	8,700	631,968
Regal-Beloit Corp. (a)	11,300	844,449
Roper Industries, Inc. (a)	12,840	1,784,118
Schneider Electric SA	10,700	1,004,418
Vestas Wind Systems A/S (c)	21,833	969,628

		5,846,114
Electronic Equipment, Instruments & Components — 1.5%
Azbil Corp.	9,800	222,389
Itron, Inc. (a)(c)	6,800	258,400
Trimble Navigation Ltd. (a)(c)	33,000	1,268,190

		1,748,979
Food & Staples Retailing — 1.2%
The Andersons, Inc. (a)	15,000	934,350

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Total Produce PLC (c)	330,000	$476,595

		1,410,945
Food Products — 17.9%
Archer-Daniels-Midland Co. (a)	97,200	4,250,556
BrasilAgro — Co. Brasileira de Propriedades Agricolas	400,000	1,612,737
BRF SA — ADR	104,000	2,350,400
Bunge Ltd. (a)	36,600	2,915,190
Illovo Sugar Ltd.	200,000	551,305
Ingredion, Inc. (a)	6,000	422,700
IOI Corp. Bhd	533,333	816,086
Origin Enterprises PLC (c)	30,000	324,639
Sao Martinho SA	100,000	1,475,950
Select Harvests Ltd.	54,633	320,418
SLC Agricola SA	150,000	1,155,062
SunOpta, Inc. (a)(c)	43,600	508,812
Tyson Foods, Inc., Class A (a)	66,000	2,770,020
Wilmar International Ltd.	378,000	1,027,334
Wynnstay Group PLC	24,600	250,660

		20,751,869
Independent Power and Renewable Electricity Producers — 2.2%
China Longyuan Power Group Corp., Series H	488,000	502,639
EDP Renovaveis SA (c)	146,500	1,004,643
Enel Green Power SpA (a)	223,400	639,371
Greenko Group PLC (c)	59,000	160,380
Ormat Technologies, Inc. (a)	11,000	293,480

		2,600,513
Industrial Conglomerates — 1.1%
Danaher Corp. (a)	16,800	1,232,784
Machinery — 8.7%
Deere & Co. (a)	10,000	933,400
IDEX Corp. (a)	9,150	682,316
Kubota Corp.	80,000	1,031,082
Kurita Water Industries Ltd.	56,500	1,189,895
Pall Corp. (a)	9,300	782,595
Pentair Ltd. (a)	23,960	1,779,988
Watts Water Technologies, Inc., Class A (a)	27,300	1,452,360
Xylem, Inc.	59,500	2,236,605

		10,088,241
Multi-Utilities — 3.5%
Hera SpA	361,600	1,064,533
National Grid PLC	33,700	478,984
Suez Environnement Co.	9,925	195,021
Veolia Environnement SA	126,000	2,350,639

		4,089,177
Oil, Gas & Consumable Fuels — 2.1%
AltaGas Ltd. (a)	15,500	660,417
Oil Search Ltd.	47,900	396,851
Sasol Ltd.	10,100	566,048
TransCanada Corp. (a)	13,000	605,848
Veresen, Inc.	12,000	177,474

		2,406,638
Paper & Forest Products — 1.0%
Canfor Corp. (a)(c)	25,000	567,036
International Forest Products Ltd., Class A (c)	35,000	530,724
Precious Woods Holding AG	20,000	45,449

		1,143,209

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 2.0%
Plum Creek Timber Co., Inc.	20,000	$872,000
Rayonier, Inc.	12,000	541,200
Weyerhaeuser Co. (a)	31,000	925,350

		2,338,550
Real Estate Management & Development — 0.2%
Cresud SACIF y A — ADR	20,000	241,400
Semiconductors & Semiconductor Equipment — 1.1%
Aixtron SE (c)	7,600	121,005
SMA Solar Technology AG	2,600	108,871
Trina Solar Ltd. — ADR (a)(c)	54,100	604,838
Veeco Instruments, Inc. (a)(c)	11,200	414,064

		1,248,778
Water Utilities — 25.1%
American States Water Co.	75,800	2,301,288
American Water Works Co., Inc.	51,600	2,349,348
Aqua America, Inc.	116,525	2,923,612
Artesian Resources Corp., Class A	37,200	819,144
California Water Service Group	86,200	1,939,500
China Water Affairs Group Ltd.	4,556,000	1,535,998
Cia de Saneamento Basico do Estado de Sao Paulo	105,000	995,964
Cia de Saneamento de Minas Gerais — COPASA	43,100	673,441
Guangdong Investment Ltd.	563,000	612,098
Hyflux Ltd.	749,000	717,151
Inversiones Aguas Metropolitanas SA	1,500,000	2,482,893
Manila Water Co., Inc.	5,610,000	3,358,060

Common Stocks	Shares	Value
Water Utilities (concluded)
Pennon Group PLC	215,200	$2,754,905
Severn Trent PLC	113,500	3,535,617
United Utilities Group PLC	158,381	2,130,375

		29,129,394
Total Long-Term Investments (Cost — $98,187,781) — 97.2%		112,631,982

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	4,186,554	4,186,554
Total Short-Term Securities (Cost — $4,186,554) — 3.6%		4,186,554
Total Investments Before Options Written (Cost — $102,374,335) — 100.8%		116,818,536

Options Written
(Premiums Received — $982,018) — (1.0)%		(1,174,848)
Total Investments Net of Options Written — 99.8%		115,643,688
Other Assets Less Liabilities — 0.2%		246,567

Net Assets — 100.0%		$115,890,255

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,688,865	(3,502,311)	4,186,554	$1,326
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$1,261

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Andersons, Inc.	Call	USD	57.00	5/05/14	68	$(35,991)
Covanta Holding Corp.	Call	USD	18.45	5/05/14	44	(1,084)
Deere & Co.	Call	USD	89.00	5/05/14	45	(19,682)
Archer-Daniels-Midland Co.	Call	USD	43.50	5/09/14	4	(248)
CF Industries Holdings, Inc.	Call	USD	260.00	5/09/14	14	(1,470)
The Mosaic Co.	Call	USD	50.00	5/09/14	17	(1,556)
Potash Corp. of Saskatchewan, Inc.	Call	USD	35.50	5/09/14	39	(3,334)
NextEra Energy, Inc.	Call	USD	94.75	5/12/14	26	(13,935)
Aegion Corp.	Call	USD	25.00	5/19/14	51	(4,208)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	37

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AltaGas Ltd.	Call	CAD	46.00	5/19/14	69	$(5,981)
Archer-Daniels-Midland Co.	Call	USD	44.00	5/19/14	32	(1,472)
Bunge Ltd.	Call	USD	82.50	5/19/14	170	(18,700)
Canfor Corp.	Call	CAD	28.00	5/19/14	112	(613)
Danaher Corp.	Call	USD	75.00	5/19/14	76	(3,420)
FMC Corp.	Call	USD	80.00	5/19/14	12	(630)
IDEX Corp.	Call	USD	75.00	5/19/14	41	(16,400)
Ingredion, Inc.	Call	USD	70.00	5/19/14	27	(3,578)
Layne Christensen Co.	Call	USD	17.50	5/19/14	45	(6,188)
The Mosaic Co.	Call	USD	47.50	5/19/14	118	(32,745)
Pall Corp.	Call	USD	90.00	5/19/14	41	(1,025)
Pentair Ltd.	Call	USD	80.00	5/19/14	110	(825)
Potash Corp. of Saskatchewan, Inc.	Call	USD	36.00	5/19/14	114	(7,752)
Quanta Services, Inc.	Call	USD	36.00	5/19/14	26	(1,820)
Quanta Services, Inc.	Call	USD	38.00	5/19/14	26	(520)
Regal-Beloit Corp.	Call	USD	75.00	5/19/14	50	(8,875)
Roper Industries, Inc.	Call	USD	135.00	5/19/14	29	(13,920)
TransCanada Corp.	Call	CAD	52.00	5/19/14	34	(574)
Trimble Navigation Ltd.	Call	USD	40.00	5/19/14	149	(12,665)
Tyson Foods, Inc., Class A	Call	USD	43.00	5/19/14	148	(9,990)
Tyson Foods, Inc., Class A	Call	USD	44.00	5/19/14	149	(5,215)
Veeco Instruments, Inc.	Call	USD	41.00	5/19/14	50	(1,750)
Watts Water Technologies, Inc., Class A	Call	USD	60.00	5/19/14	61	(1,525)
Itron, Inc.	Call	USD	36.00	5/22/14	30	(7,436)
Monsanto Co.	Call	USD	112.00	5/22/14	82	(11,054)
Ormat Technologies, Inc.	Call	USD	28.15	5/22/14	45	(1,453)
SunOpta, Inc.	Call	USD	12.00	5/22/14	125	(3,963)
Wisconsin Energy Corp.	Call	USD	28.75	5/22/14	286	(23,197)
Archer-Daniels-Midland Co.	Call	USD	44.00	5/23/14	32	(1,872)
Eaton Corp. PLC	Call	USD	76.00	5/23/14	39	(780)
Archer-Daniels-Midland Co.	Call	USD	45.00	5/30/14	368	(11,592)
SunOpta, Inc.	Call	USD	11.55	5/30/14	72	(4,275)
Monsanto Co.	Call	USD	115.00	6/10/14	83	(8,214)
Enel Green Power SpA	Call	EUR	2.10	6/20/14	100	(10,377)
Johnson Controls, Inc.	Call	USD	48.00	6/23/14	104	(3,900)
NextEra Energy, Inc.	Call	USD	97.50	6/23/14	24	(9,000)
Trina Solar Ltd. — ADR	Call	USD	14.00	6/23/14	121	(4,537)
Watts Water Technologies, Inc., Class A	Call	USD	60.00	6/23/14	61	(1,830)
Weyerhaeuser Co.	Call	USD	30.00	6/23/14	48	(2,640)
Total						$(343,811)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TransCanada Corp.	Deutsche Bank AG	Call	CAD	51.08	5/02/14	2,400	$(276)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	45.54	5/05/14	5,700	(3,274)
BRF SA — ADR	UBS AG	Call	USD	19.33	5/05/14	49,500	(161,880)
California Water Service Group	Goldman Sachs International	Call	USD	22.95	5/05/14	14,600	(671)
ITC Holdings Corp.	Morgan Stanley & Co. International PLC	Call	USD	36.59	5/05/14	7,500	(4,160)
ABB Ltd.	Goldman Sachs International	Call	CHF	23.38	5/06/14	11,500	(4)
Illovo Sugar Ltd.	UBS AG	Call	ZAR	28.55	5/06/14	26,000	(1,670)

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Uralkali OJSC — GDR	Morgan Stanley & Co. International PLC	Call	USD	23.39	5/06/14	9,000	$(466)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	45.94	5/07/14	5,800	(2,957)
Total Produce PLC	Goldman Sachs International	Call	EUR	1.03	5/07/14	90,000	(2,853)
Air Liquide SA	Morgan Stanley & Co. International PLC	Call	EUR	99.73	5/08/14	1,900	(9,188)
Guangdong Investment Ltd.	Goldman Sachs International	Call	HKD	8.20	5/08/14	124,000	(4,530)
Incitec Pivot Ltd.	UBS AG	Call	AUD	3.23	5/08/14	117,700	(729)
Linde AG	Goldman Sachs International	Call	EUR	146.80	5/08/14	1,300	(6,467)
Select Harvests Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	6.78	5/08/14	24,300	(390)
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	Deutsche Bank AG	Call	HKD	3.94	5/08/14	300,000	(10,282)
ITC Holdings Corp.	Citibank N.A.	Call	USD	37.48	5/09/14	7,200	(1,717)
Agrium, Inc.	Credit Suisse International	Call	USD	97.00	5/13/14	6,400	(7,148)
Cia de Saneamento de Minas Gerais — COPASA	Goldman Sachs International	Call	BRL	35.33	5/13/14	3,300	(1,285)
Illovo Sugar Ltd.	UBS AG	Call	ZAR	28.55	5/13/14	27,000	(2,209)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	14.04	5/13/14	3,000	(366)
Syngenta AG	Goldman Sachs International	Call	CHF	340.78	5/13/14	2,700	(25,338)
Xylem, Inc.	Morgan Stanley & Co. International PLC	Call	USD	39.00	5/13/14	26,700	(10,065)
China Longyuan Power Group Corp., Series H	Deutsche Bank AG	Call	HKD	8.16	5/14/14	219,000	(6,251)
Guangdong Investment Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	7.36	5/14/14	130,000	(17,954)
Israel Chemicals Ltd.	Goldman Sachs International	Call	ILS	31.24	5/14/14	22,500	(2,528)
Severn Trent PLC	Deutsche Bank AG	Call	GBP	18.13	5/14/14	25,500	(20,923)
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	Deutsche Bank AG	Call	HKD	3.94	5/14/14	300,000	(11,943)
Veresen, Inc.	Deutsche Bank AG	Call	CAD	16.61	5/14/14	5,400	(519)
Weyerhaeuser Co.	Citibank N.A.	Call	USD	29.77	5/14/14	4,400	(1,282)
Wilmar International Ltd.	Deutsche Bank AG	Call	SGD	3.50	5/14/14	85,000	(395)
American States Water Co.	Bank of America N.A.	Call	USD	31.10	5/15/14	17,050	(4,245)
Aqua America, Inc.	Morgan Stanley & Co. International PLC	Call	USD	25.60	5/15/14	18,000	(2,776)
California Water Service Group	Citibank N.A.	Call	USD	22.87	5/20/14	24,000	(5,100)
Cia de Saneamento de Minas Gerais — COPASA	Goldman Sachs International	Call	BRL	35.33	5/20/14	3,300	(1,703)
Inversiones Aguas Metropolitanas SA	Deutsche Bank AG	Call	CLP	919.59	5/20/14	225,000	(10,130)
SLC Agricola SA	Credit Suisse International	Call	BRL	18.70	5/20/14	25,000	(576)
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	Deutsche Bank AG	Call	HKD	3.94	5/20/14	300,000	(13,473)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	13.80	5/21/14	2,600	(801)
Novozymes A/S, B Shares	Morgan Stanley & Co. International PLC	Call	DKK	240.69	5/21/14	13,400	(44,788)
SMA Solar Technology AG	Morgan Stanley & Co. International PLC	Call	EUR	45.79	5/21/14	1,100	(1)
Wacker Chemie AG	Morgan Stanley & Co. International PLC	Call	EUR	88.25	5/21/14	2,500	(6,398)
Aixtron SE	Morgan Stanley & Co. International PLC	Call	EUR	12.26	5/22/14	1,700	(265)
Total Produce PLC	Goldman Sachs International	Call	EUR	1.06	5/22/14	58,500	(1,978)
International Forest Products Ltd., Class A	Goldman Sachs International	Call	CAD	15.80	5/23/14	13,600	(13,915)
Agrium, Inc.	Credit Suisse International	Call	USD	97.00	5/27/14	6,400	(11,435)
American States Water Co.	Bank of America N.A.	Call	USD	31.10	5/27/14	17,050	(7,260)
Azbil Corp.	Morgan Stanley & Co. International PLC	Call	JPY	2,569.02	5/27/14	4,400	(207)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	39

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cia de Saneamento de Minas Gerais — COPASA	Citibank N.A.	Call	BRL	35.86	5/28/14	9,700	$(5,228)
Cresud SACIF y A — ADR	Goldman Sachs International	Call	USD	11.52	5/28/14	9,000	(7,348)
Sao Martinho SA	UBS AG	Call	BRL	32.44	5/28/14	24,000	(16,630)
SLC Agricola SA	Deutsche Bank AG	Call	BRL	18.87	5/28/14	25,000	(876)
Wilmar International Ltd.	Deutsche Bank AG	Call	SGD	3.50	5/28/14	85,000	(1,000)
Johnson Matthey PLC	Morgan Stanley & Co. International PLC	Call	GBP	31.11	5/29/14	7,800	(24,295)
Aqua America, Inc.	Goldman Sachs International	Call	USD	25.95	5/30/14	34,400	(6,923)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	46.66	6/02/14	5,700	(5,062)
Illovo Sugar Ltd.	Deutsche Bank AG	Call	ZAR	29.73	6/03/14	37,000	(2,408)
National Grid PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.31	6/03/14	15,000	(5,377)
Suez Environnement Co.	Morgan Stanley & Co. International PLC	Call	EUR	13.95	6/04/14	4,500	(1,358)
China Water Affairs Group Ltd.	Bank of America N.A.	Call	HKD	2.94	6/05/14	500,000	(1,811)
Schneider Electric SA	Bank of America N.A.	Call	EUR	68.36	6/05/14	4,800	(6,078)
Sao Martinho SA	UBS AG	Call	BRL	26.89	6/06/14	24,200	(73,838)
Veolia Environnement SA	Deutsche Bank AG	Call	EUR	13.99	6/06/14	56,700	(17,003)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	45.75	6/09/14	6,000	(4,453)
Kubota Corp.	UBS AG	Call	JPY	1,365.00	6/10/14	36,000	(12,589)
Cia de Saneamento de Minas Gerais — COPASA	Goldman Sachs International	Call	BRL	35.67	6/11/14	3,300	(2,276)
Fortum OYJ	Credit Suisse International	Call	EUR	16.81	6/11/14	7,700	(2,756)
Inversiones Aguas Metropolitanas SA	UBS AG	Call	CLP	943.33	6/11/14	225,000	(6,322)
Kurita Water Industries Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	2,164.44	6/11/14	25,400	(13,477)
Pennon Group PLC	Goldman Sachs International	Call	GBP	7.44	6/11/14	96,900	(38,879)
SLC Agricola SA	Deutsche Bank AG	Call	BRL	17.34	6/11/14	17,000	(4,600)
Vestas Wind Systems A/S	Goldman Sachs International	Call	DKK	244.77	6/11/14	9,800	(19,705)
Oil Search Ltd.	UBS AG	Call	AUD	8.73	6/12/14	21,500	(7,207)
Severn Trent PLC	Bank of America N.A.	Call	GBP	18.42	6/13/14	25,500	(22,801)
Roper Industries, Inc.	Goldman Sachs International	Call	USD	135.00	6/16/14	2,900	(16,524)
Aixtron SE	Morgan Stanley & Co. International PLC	Call	EUR	12.26	6/17/14	1,700	(575)
Hyflux Ltd.	Bank of America N.A.	Call	SGD	1.23	6/17/14	169,000	(3,562)
Umicore SA	Morgan Stanley & Co. International PLC	Call	EUR	37.78	6/25/14	2,400	(566)
China Water Affairs Group Ltd.	Bank of America N.A.	Call	HKD	2.68	6/26/14	500,000	(7,689)
United Utilities Group PLC	Bank of America N.A.	Call	GBP	7.85	7/01/14	71,300	(21,190)
EDP Renovaveis SA	UBS AG	Call	EUR	4.84	7/02/14	33,400	(10,548)
EDP Renovaveis SA	UBS AG	Call	EUR	4.69	7/16/14	32,500	(15,312)
Total							$(831,037)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,047,248	—	—	$1,047,248
Biotechnology	—	$307,820	—	307,820
Building Products	598,456	—	—	598,456
Chemicals	10,482,435	8,892,263	—	19,374,698
Commercial Services & Supplies	2,003,200	1,065,479	—	3,068,679
Construction & Engineering	1,232,066	—	—	1,232,066
Electric Utilities	2,344,618	381,806	—	2,726,424
Electrical Equipment	3,260,535	2,585,579	—	5,846,114
Electronic Equipment, Instruments & Components	1,526,590	222,389	—	1,748,979
Food & Staples Retailing	1,410,945	—	—	1,410,945
Food Products	18,588,031	2,163,838	—	20,751,869
Independent Power and Renewable Electricity Producers	453,860	2,146,653	—	2,600,513
Industrial Conglomerates	1,232,784	—	—	1,232,784
Machinery	7,867,264	2,220,977	—	10,088,241
Multi-Utilities	1,064,533	3,024,644	—	4,089,177
Oil, Gas & Consumable Fuels	1,443,739	962,899	—	2,406,638
Paper & Forest Products	1,097,760	45,449	—	1,143,209
Real Estate Investment Trusts (REITs)	2,338,550	—	—	2,338,550
Real Estate Management & Development	241,400	—	—	241,400
Semiconductors & Semiconductor Equipment	1,018,902	229,876	—	1,248,778
Water Utilities	18,020,807	11,108,587	—	29,129,394
Short-Term Securities	4,186,554	—	—	4,186,554
Total	$81,460,277	$35,358,259	—	$116,818,536

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(203,149)	$(971,699)	—	$(1,174,848)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial statement purposes. As of April 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value.	$16,164	—	—	$16,164
Cash pledged as collateral for OTC derivatives	100,000	—	—	100,000
Total	$116,164	—	—	$116,164

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	41

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013, securities with a value of $4,116,506 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of April 30, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period October 31, 2013 to April 30, 2014.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of April 30, 2014, securities with a value of $1,002,701 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to April 30, 2014.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 9.4%
Cameron International Corp. (a)(b)	203,260	$13,203,770
Halliburton Co. (b)	446,900	28,185,983
Schlumberger Ltd. (b)	372,224	37,799,347

		79,189,100
Oil, Gas & Consumable Fuels — 88.4%
Anadarko Petroleum Corp. (b)(c)	371,833	36,818,904
BG Group PLC	1,218,500	24,649,310
BP PLC — ADR (b)	802,700	40,632,674
Cairn Energy PLC (a)	1,856,000	5,780,994
Canadian Natural Resources Ltd. (b)	414,000	16,868,975
Canadian Oil Sands Ltd. (b)	316,013	6,850,480
Caracal Energy, Inc. (a)	1,061,900	9,735,458
Chevron Corp. (b)(c)	664,828	83,449,211
Cimarex Energy Co. (b)	139,900	16,664,888
ConocoPhillips (b)	600,000	44,586,000
CONSOL Energy, Inc. (b)	218,021	9,704,115
Devon Energy Corp. (b)	160,500	11,235,000
Enbridge, Inc. (b)	223,800	10,799,491
Encana Corp. (b)	739,000	17,118,936
EOG Resources, Inc. (b)	259,200	25,401,600
Exxon Mobil Corp. (b)(c)	792,100	81,118,961
Imperial Oil Ltd. (b)	196,000	9,570,658
Kosmos Energy Ltd. (a)	881,407	9,624,964
Murphy Oil Corp.	128,500	8,150,755
Noble Energy, Inc. (b)	407,492	29,249,776
Oil Search Ltd.	2,232,863	18,499,240
Phillips 66 (b)	186,300	15,503,886
Pioneer Natural Resources Co. (b)	109,500	21,163,065

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp. (b)	138,400	$12,518,280
Royal Dutch Shell PLC — ADR	1,216,800	95,810,832
Southwestern Energy Co. (a)(b)	261,300	12,511,044
Statoil ASA	763,526	23,276,405
Total SA	366,000	26,185,133
TransCanada Corp. (b)	445,000	20,738,652

		744,217,687
Total Long-Term Investments (Cost — $694,491,167) — 97.8%		823,406,787

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	31,463,547	31,463,547
Total Short-Term Securities (Cost — $31,463,547) — 3.7%		31,463,547
Total Investments Before Options Written (Cost — $725,954,714) — 101.5%		854,870,334

Options Written
(Premiums Received — $5,396,719) — (1.3)%		(11,333,766)
Total Investments Net of Options Written — 100.2%		843,536,568
Liabilities in Excess of Other Assets — (0.2)%		(1,362,834)

Net Assets — 100.0%		$842,173,734

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	60,810,523	(29,346,976)	31,463,547	$10,556

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BP PLC — ADR	Call	USD	49.50	5/02/14	845	$(100,978)
EOG Resources, Inc.	Call	USD	100.00	5/02/14	408	(9,384)
Exxon Mobil Corp.	Call	USD	94.00	5/02/14	1,235	(1,000,350)
Schlumberger Ltd.	Call	USD	91.00	5/02/14	151	(153,642)
Chevron Corp.	Call	USD	120.00	5/05/14	261	(149,423)
ConocoPhillips	Call	USD	68.50	5/05/14	1,252	(757,460)
Schlumberger Ltd.	Call	USD	93.00	5/05/14	502	(425,445)
EOG Resources, Inc.	Call	USD	100.00	5/09/14	406	(75,719)
EOG Resources, Inc.	Call	USD	102.00	5/09/14	104	(12,532)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	43

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BP PLC — ADR	Call	USD	48.00	5/19/14	844	$(217,752)
Cameron International Corp.	Call	USD	65.00	5/19/14	712	(80,100)
Canadian Natural Resources Ltd.	Call	CAD	46.00	5/19/14	735	(24,141)
Canadian Oil Sands Ltd.	Call	CAD	23.00	5/19/14	930	(75,092)
Cimarex Energy Co.	Call	USD	125.00	5/19/14	201	(30,652)
ConocoPhillips	Call	USD	75.00	5/19/14	1,254	(83,391)
CONSOL Energy, Inc.	Call	USD	43.00	5/19/14	381	(71,628)
Devon Energy Corp.	Call	USD	72.50	5/19/14	561	(33,660)
Encana Corp.	Call	CAD	26.00	5/19/14	1,293	(47,777)
Halliburton Co.	Call	USD	62.50	5/19/14	551	(83,201)
Imperial Oil Ltd.	Call	CAD	50.00	5/19/14	343	(111,877)
Imperial Oil Ltd.	Call	CAD	52.00	5/19/14	343	(54,765)
Noble Energy, Inc.	Call	USD	75.00	5/19/14	555	(16,650)
Phillips 66	Call	USD	80.00	5/19/14	652	(237,980)
Pioneer Natural Resources Co.	Call	USD	195.00	5/19/14	191	(96,455)
Range Resources Corp.	Call	USD	92.50	5/19/14	242	(25,410)
Range Resources Corp.	Call	USD	95.00	5/19/14	242	(10,890)
Schlumberger Ltd.	Call	USD	92.50	5/19/14	649	(592,212)
Southwestern Energy Co.	Call	USD	47.00	5/19/14	642	(112,992)
TransCanada Corp.	Call	CAD	52.00	5/19/14	608	(10,262)
BP PLC — ADR	Call	USD	48.50	5/23/14	1,120	(233,520)
Chevron Corp.	Call	USD	123.00	5/23/14	525	(174,563)
Chevron Corp.	Call	USD	123.00	5/30/14	525	(181,125)
Exxon Mobil Corp.	Call	USD	101.00	5/30/14	769	(163,797)
Anadarko Petroleum Corp.	Call	USD	100.00	6/04/14	590	(156,735)
Chevron Corp.	Call	USD	125.00	6/06/14	507	(114,075)
Exxon Mobil Corp.	Call	USD	101.00	6/06/14	769	(171,103)
Halliburton Co.	Call	USD	64.50	6/06/14	553	(61,383)
Anadarko Petroleum Corp.	Call	USD	100.00	6/23/14	712	(233,180)
Chevron Corp.	Call	USD	125.00	6/23/14	508	(127,254)
Cimarex Energy Co.	Call	USD	120.00	6/23/14	289	(157,505)
Encana Corp.	Call	CAD	26.00	6/23/14	1,294	(79,691)
Halliburton Co.	Call	USD	67.50	6/23/14	460	(25,760)
Pioneer Natural Resources Co.	Call	USD	205.00	6/23/14	192	(84,480)
CONSOL Energy, Inc.	Call	USD	44.00	7/21/14	381	(91,059)
Total						$(6,757,050)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	73.90	5/02/14	124,700	$(603,479)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	74.28	5/02/14	64,400	(287,060)
TransCanada Corp.	Deutsche Bank AG	Call	CAD	51.08	5/02/14	95,000	(10,922)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	11.15	5/05/14	95,600	(3,645)
BG Group PLC	Credit Suisse International	Call	GBP	11.22	5/06/14	200,000	(260,046)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	11.09	5/07/14	45,200	(6,761)
Noble Energy, Inc.	Citibank N.A.	Call	USD	70.00	5/07/14	87,200	(168,222)
Statoil ASA	Deutsche Bank AG	Call	NOK	166.73	5/07/14	60,150	(146,718)
Total SA	Goldman Sachs International	Call	EUR	48.11	5/07/14	64,000	(308,732)
Caracal Energy, Inc.	Credit Suisse International	Call	GBP	3.74	5/08/14	60,000	(170,872)
Oil Search Ltd.	Goldman Sachs International	Call	AUD	8.41	5/08/14	394,000	(189,978)
Statoil ASA	Deutsche Bank AG	Call	NOK	166.73	5/13/14	60,150	(150,252)

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Total SA	Goldman Sachs International	Call	EUR	48.11	5/13/14	64,000	$(313,774)
Murphy Oil Corp.	Citibank N.A.	Call	USD	63.35	5/15/14	22,500	(26,086)
Canadian Natural Resources Ltd.	Citibank N.A.	Call	CAD	44.53	5/28/14	35,700	(39,707)
Statoil ASA	UBS AG	Call	NOK	169.92	5/28/14	155,500	(297,598)
Kosmos Energy Ltd.	Citibank N.A.	Call	USD	10.93	5/29/14	59,000	(26,385)
Murphy Oil Corp.	Citibank N.A.	Call	USD	63.35	5/29/14	22,500	(37,178)
Statoil ASA	UBS AG	Call	NOK	169.92	6/03/14	155,500	(298,772)
Southwestern Energy Co.	Goldman Sachs International	Call	USD	49.38	6/04/14	27,300	(24,287)
Oil Search Ltd.	UBS AG	Call	AUD	8.73	6/12/14	388,400	(130,192)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/12/14	118,400	(352,294)
BG Group PLC	Goldman Sachs International	Call	GBP	11.92	6/17/14	226,000	(189,037)
Canadian Natural Resources Ltd.	Citibank N.A.	Call	CAD	44.53	6/17/14	35,700	(48,644)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	11.00	6/18/14	108,300	(59,047)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/18/14	118,300	(363,886)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	6/21/14	39,100	(27,825)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	7/09/14	39,100	(35,317)
Total							$(4,576,716)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unob- servable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for invest- ments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$79,189,100	—	—	$79,189,100
Oil, Gas & Consumable Fuels	645,826,605	$98,391,082	—	744,217,687
Short-Term Securities	31,463,547	—	—	31,463,547
Total	$756,479,252	$98,391,082	—	$854,870,334

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	45

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(6,600,315)	$(4,733,451)	—	$(11,333,766)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial statement purposes. As of April 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,930	—	—	$6,930
Foreign currency at value	184,978	—	—	184,978
Total	$191,908	—	—	$191,908

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 0.0%
Royal Mail PLC (a)	11,200	$100,347
Airlines — 5.4%
Japan Airlines Co. Ltd.	580,800	30,067,685
United Continental Holdings, Inc. (a)(b)	169,100	6,911,117

		36,978,802
Automobiles — 6.3%
Bayerische Motoren Werke AG	53,800	5,291,926
General Motors Co. (b)(c)	961,700	33,159,416
Renault SA	48,400	4,732,055

		43,183,397
Banks — 3.9%
Citigroup, Inc. (b)(c)	221,930	10,632,666
JPMorgan Chase & Co. (b)	282,400	15,808,752

		26,441,418
Beverages — 0.5%
PepsiCo, Inc. (b)	36,800	3,160,752
Biotechnology — 0.4%
Gilead Sciences, Inc. (a)(b)	33,300	2,613,717
Building Products — 2.3%
Owens Corning (b)	392,300	16,025,455
Capital Markets — 0.7%
Atlas Mara Co-Nvest Ltd. (a)	200,000	2,280,000
Legg Mason, Inc.	60,200	2,822,778

		5,102,778
Chemicals — 3.6%
CF Industries Holdings, Inc. (b)	100,300	24,590,551
Communications Equipment — 2.6%
QUALCOMM, Inc. (b)	228,100	17,953,751
Consumer Finance — 3.5%
Ally Financial, Inc. (a)(b)	492,300	11,889,045
Discover Financial Services (b)(c)	161,700	9,039,030
Springleaf Holdings, Inc. (a)(b)	134,300	3,086,214

		24,014,289
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B (a)(b)	74,200	9,560,670
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc. (b)	163,110	7,622,130
Energy Equipment & Services — 0.5%
Noble Corp. PLC (b)	108,800	3,352,128
Food & Staples Retailing — 2.9%
Metro AG (a)	356,800	14,294,724
Wal-Mart Stores, Inc. (b)	71,200	5,675,352

		19,970,076
Health Care Providers & Services — 4.5%
Express Scripts Holding Co. (a)(b)	79,000	5,259,820
UnitedHealth Group, Inc. (b)	337,800	25,348,512

		30,608,332
Industrial Conglomerates — 0.3%
3M Co. (b)	13,100	1,822,078
Insurance — 9.6%
The Allstate Corp. (b)	121,700	6,930,815
American International Group, Inc. (b)(c)	682,200	36,245,286
Fidelity National Financial, Inc., Class A (b)	698,300	22,471,294

		65,647,395

Common Stocks	Shares	Value
Internet & Catalog Retail — 2.2%
Expedia, Inc. (b)	215,300	$15,284,147
Internet Software & Services — 5.7%
eBay, Inc. (a)(b)	312,400	16,191,692
Google, Inc., Class A (a)(b)	15,001	8,023,735
Google, Inc., Class C (a)	15,001	7,900,427
Yahoo!, Inc. (a)(b)	187,200	6,729,840

		38,845,694
IT Services — 4.0%
Leidos Holdings, Inc.	383,500	14,281,540
Science Applications International Corp. (b)	223,692	8,723,988
Visa, Inc., Class A (b)	22,700	4,599,247

		27,604,775
Leisure Products — 0.3%
Brunswick Corp. (b)	52,700	2,118,013
Media — 6.6%
Comcast Corp., Special Class A (b)	353,400	18,034,002
News Corp. — Class A (a)	134,100	2,282,382
Nexstar Broadcasting Group, Inc., Class A (b)	112,500	4,483,125
Sinclair Broadcast Group, Inc., Class A (b)	628,800	16,807,824
The Walt Disney Co. (b)	45,600	3,617,904

		45,225,237
Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc. (b)	166,300	5,715,731
Oil, Gas & Consumable Fuels — 7.4%
HollyFrontier Corp. (b)	214,660	11,288,969
Linn Energy LLC (b)	105,700	3,014,564
Marathon Petroleum Corp. (b)	68,000	6,320,600
PBF Energy, Inc., Class A (b)	103,100	3,173,418
Suncor Energy, Inc.	691,500	26,691,900

		50,489,451
Pharmaceuticals — 8.9%
Eli Lilly & Co. (b)	125,300	7,405,230
Johnson & Johnson (b)	138,900	14,069,181
Merck & Co., Inc. (b)	237,600	13,913,856
Novartis AG — ADR (b)	43,300	3,764,502
Pfizer, Inc. (b)	697,800	21,827,184

		60,979,953
Real Estate Investment Trusts (REITs) — 1.5%
American Capital Agency Corp. (b)	226,000	5,132,460
American Realty Capital Properties, Inc.	152,840	2,000,676
Annaly Capital Management, Inc. (b)	302,400	3,492,720

		10,625,856
Semiconductors & Semiconductor Equipment — 3.0%
Samsung Electronics Co. Ltd.	20,200	20,312,706
Software — 2.3%
Activision Blizzard, Inc. (b)(c)	432,800	8,660,328
Oracle Corp. (b)	169,100	6,912,808

		15,573,136
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc. (b)	42,300	24,960,807
Wireless Telecommunication Services — 2.7%
Vodafone Group PLC — ADR (b)	490,308	18,612,092
Total Common Stocks — 98.5%		675,095,664

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	47

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Warrants (d)	Shares	Value
Capital Markets — 0.0%
Atlas Mara Co-Nvest Ltd., Expires 12/17/17 (a)	200,000	$300,000
Total Long-Term Investments (Cost — $602,097,260) — 98.5%		675,395,664

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	3,204,081	3,204,081
Total Short-Term Securities (Cost — $3,204,081) — 0.5%		3,204,081

Value
Total Investments Before Options Written (Cost — $605,301,341) — 99.0%	$678,599,745

Options Written
(Premiums Received — $9,033,294) — (1.4)%	(9,841,545)
Total Investments Net of Options Written — 97.6%	668,758,200
Other Assets Less Liabilities — 2.4%	16,642,052

Net Assets — 100.0%	$685,400,252

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,482,532	(17,278,451)	3,204,081	$3,966

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
eBay, Inc.	Call	USD	58.00	5/02/14	656	$(656)
Expedia, Inc.	Call	USD	80.00	5/02/14	300	(33,000)
General Motors Co.	Call	USD	33.00	5/02/14	520	(73,060)
JPMorgan Chase & Co.	Call	USD	60.00	5/02/14	106	(212)
Oracle Corp.	Call	USD	39.00	5/02/14	179	(32,310)
The Walt Disney Co.	Call	USD	81.00	5/02/14	250	(1,125)
American International Group, Inc.	Call	USD	50.50	5/05/14	500	(132,750)
Apple Inc.	Call	USD	545.00	5/05/14	106	(484,155)
Citigroup, Inc.	Call	USD	48.50	5/05/14	325	(2,600)
HollyFrontier Corp.	Call	USD	49.00	5/05/14	590	(218,300)
Johnson & Johnson	Call	USD	98.00	5/05/14	479	(150,885)
Pfizer, Inc.	Call	USD	31.00	5/05/14	500	(19,000)
Pfizer, Inc.	Call	USD	33.00	5/05/14	361	(361)
QUALCOMM, Inc.	Call	USD	80.00	5/05/14	621	(3,416)
Activision Blizzard, Inc.	Call	USD	21.00	5/09/14	470	(12,925)
American International Group, Inc.	Call	USD	52.00	5/09/14	922	(161,811)
Apple Inc.	Call	USD	535.00	5/09/14	53	(295,210)
CF Industries Holdings, Inc.	Call	USD	260.00	5/09/14	552	(57,960)

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Exchange-traded options written as of April 30, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Citigroup, Inc.	Call	USD	50.00	5/09/14	450	$(2,700)
General Motors Co.	Call	USD	35.50	5/09/14	550	(9,900)
Google, Inc., Class A	Call	USD	565.00	5/09/14	68	(2,210)
HollyFrontier Corp.	Call	USD	49.50	5/09/14	590	(199,125)
Merck & Co., Inc.	Call	USD	57.00	5/09/14	407	(74,074)
Noble Corp. PLC	Call	USD	34.00	5/09/14	463	(5,093)
Pfizer, Inc.	Call	USD	32.00	5/09/14	629	(9,120)
QUALCOMM, Inc.	Call	USD	80.00	5/09/14	633	(18,674)
UnitedHealth Group, Inc.	Call	USD	83.00	5/09/14	450	(1,800)
Visa, Inc., Class A	Call	USD	210.00	5/09/14	55	(2,200)
Yahoo!, Inc.	Call	USD	37.00	5/09/14	500	(24,500)
3M Co.	Call	USD	135.00	5/19/14	72	(32,400)
Activision Blizzard, Inc.	Call	USD	20.00	5/19/14	956	(65,964)
The Allstate Corp.	Call	USD	56.00	5/19/14	497	(79,212)
The Allstate Corp.	Call	USD	57.50	5/19/14	173	(12,110)
American International Group, Inc.	Call	USD	50.00	5/19/14	1,330	(448,875)
Apple Inc.	Call	USD	575.00	5/19/14	20	(36,100)
Brunswick Corp.	Call	USD	46.00	5/19/14	145	(2,175)
Citigroup, Inc.	Call	USD	48.00	5/19/14	120	(8,040)
Comcast Corp., Special Class A	Call	USD	49.00	5/19/14	571	(127,048)
eBay, Inc.	Call	USD	52.50	5/19/14	250	(17,375)
Eli Lilly & Co.	Call	USD	60.00	5/19/14	690	(35,535)
Fidelity National Financial, Inc., Class A	Call	USD	32.00	5/19/14	1,020	(79,050)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	5/19/14	343	(29,498)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	35.00	5/19/14	340	(12,750)
Google, Inc., Class A	Call	USD	560.00	5/19/14	14	(2,415)
Marathon Petroleum Corp.	Call	USD	87.50	5/19/14	123	(79,335)
Merck & Co., Inc.	Call	USD	57.50	5/19/14	397	(69,475)
Nexstar Broadcasting Group, Inc., Class A	Call	USD	45.00	5/19/14	225	(12,375)
Novartis AG — ADR	Call	USD	85.00	5/19/14	238	(49,385)
Owens Corning	Call	USD	45.00	5/19/14	990	(7,425)
PepsiCo, Inc.	Call	USD	85.00	5/19/14	203	(30,450)
Pfizer, Inc.	Call	USD	31.00	5/19/14	748	(46,002)
Science Applications International Corp.	Call	USD	40.00	5/19/14	1,230	(55,350)
Sinclair Broadcast Group, Inc., Class A	Call	USD	30.00	5/19/14	986	(34,510)
United Continental Holdings, Inc.	Call	USD	46.00	5/19/14	230	(4,715)
United Continental Holdings, Inc.	Call	USD	47.00	5/19/14	470	(6,345)
United Continental Holdings, Inc.	Call	USD	55.00	5/19/14	170	(595)
Vodafone Group PLC — ADR	Call	USD	38.00	5/19/14	675	(48,938)
Yahoo!, Inc.	Call	USD	36.00	5/19/14	400	(45,800)
Berkshire Hathaway, Inc., Class B	Call	USD	127.00	5/22/14	482	(143,060)
American Capital Agency Corp.	Call	USD	22.50	5/23/14	628	(28,260)
Annaly Capital Management, Inc.	Call	USD	11.50	5/23/14	1,663	(45,733)
eBay, Inc.	Call	USD	54.50	5/23/14	161	(4,588)
General Motors Co.	Call	USD	35.00	5/23/14	640	(38,080)
Gilead Sciences, Inc.	Call	USD	74.00	5/23/14	46	(24,840)
Pfizer, Inc.	Call	USD	31.00	5/23/14	747	(53,410)
Visa, Inc., Class A	Call	USD	215.00	5/23/14	65	(3,380)
Yahoo!, Inc.	Call	USD	38.00	5/23/14	140	(9,450)
Activision Blizzard, Inc.	Call	USD	20.50	5/30/14	956	(51,624)
American Capital Agency Corp.	Call	USD	23.00	5/30/14	615	(14,452)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	49

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Apple Inc.	Call	USD	535.00	5/30/14	53	$(295,872)
Citigroup, Inc.	Call	USD	48.50	5/30/14	325	(23,075)
Express Scripts Holding Co.	Call	USD	72.00	5/30/14	217	(1,844)
Gilead Sciences, Inc.	Call	USD	76.00	5/30/14	91	(38,220)
JPMorgan Chase & Co.	Call	USD	56.50	5/30/14	482	(39,283)
Marathon Petroleum Corp.	Call	USD	91.00	5/30/14	125	(50,625)
Merck & Co., Inc.	Call	USD	58.50	5/30/14	502	(76,053)
Noble Corp. PLC	Call	USD	32.00	5/30/14	250	(7,500)
Oracle Corp.	Call	USD	40.00	5/30/14	600	(84,300)
Pfizer, Inc.	Call	USD	31.50	5/30/14	361	(20,396)
Verizon Communications, Inc.	Call	USD	48.50	5/30/14	800	(11,200)
American International Group, Inc.	Call	USD	52.50	6/06/14	1,000	(185,000)
eBay, Inc.	Call	USD	55.50	6/06/14	656	(18,696)
Johnson & Johnson	Call	USD	101.00	6/06/14	285	(48,022)
Marathon Petroleum Corp.	Call	USD	91.00	6/06/14	126	(54,810)
UnitedHealth Group, Inc.	Call	USD	78.00	6/06/14	1,405	(76,573)
Wal-Mart Stores, Inc.	Call	USD	79.00	6/06/14	241	(39,404)
Ally Financial, Inc.	Call	USD	25.00	6/23/14	500	(18,750)
Brunswick Corp.	Call	USD	46.00	6/23/14	145	(4,350)
Discover Financial Services	Call	USD	57.50	6/23/14	445	(34,488)
Fidelity National Financial, Inc., Class A	Call	USD	32.00	6/23/14	500	(57,500)
Fidelity National Financial, Inc., Class A	Call	USD	33.00	6/23/14	634	(42,795)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	6/23/14	230	(31,855)
Gilead Sciences, Inc.	Call	USD	75.00	6/23/14	46	(25,990)
Linn Energy LLC	Call	USD	30.00	6/23/14	250	(8,750)
Nexstar Broadcasting Group, Inc., Class A	Call	USD	45.00	6/23/14	125	(14,062)
Oracle Corp.	Call	USD	42.00	6/23/14	150	(12,900)
Owens Corning	Call	USD	46.00	6/23/14	580	(10,150)
PBF Energy, Inc., Class A	Call	USD	30.00	6/23/14	568	(97,980)
Pfizer, Inc.	Call	USD	32.00	6/23/14	491	(31,424)
Sinclair Broadcast Group, Inc., Class A	Call	USD	30.00	6/23/14	902	(74,415)
Springleaf Holdings, Inc.	Call	USD	25.00	6/23/14	244	(20,130)
United Continental Holdings, Inc.	Call	USD	48.00	6/23/14	235	(13,865)
Verizon Communications, Inc.	Call	USD	47.00	6/23/14	500	(42,250)
Vodafone Group PLC — ADR	Call	USD	40.00	6/23/14	1,011	(63,188)
Wal-Mart Stores, Inc.	Call	USD	80.00	6/23/14	242	(31,581)
Discover Financial Services	Call	USD	57.50	7/21/14	445	(52,288)
Total						$(5,684,840)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
American Realty Capital Properties, Inc.	Citibank N.A.	Call	USD	14.09	5/05/14	84,000	$(8)
Fidelity National Financial, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	32.79	5/06/14	168,600	(21,628)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	26.74	5/06/14	77,100	(67,412)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	27.28	5/06/14	79,800	(52,002)
Metro AG	Morgan Stanley & Co. International PLC	Call	EUR	30.31	5/07/14	196,200	(29,859)
Comcast Corp., Special Class A	Deutsche Bank AG	Call	USD	50.25	5/08/14	34,300	(33,642)

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Samsung Electronics Co. Ltd.	Bank of America N.A.	Call	KRW	1,075,900.00	5/08/14	4,500	$(16,147)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.13	5/09/14	177,800	(794,951)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	50.75	5/13/14	34,300	(26,867)
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	Call	EUR	69.37	5/14/14	15,000	(43,929)
Japan Airlines Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	4,798.73	5/14/14	160,100	(778,956)
Samsung Electronics Co. Ltd.	UBS AG	Call	KRW	1,019,606.38	5/14/14	5,100	(152,935)
Expedia, Inc.	Morgan Stanley & Co. International PLC	Call	USD	73.81	5/22/14	75,000	(317,042)
Comcast Corp., Special Class A	Deutsche Bank AG	Call	USD	50.25	5/27/14	34,300	(45,922)
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	Call	EUR	69.02	5/28/14	15,000	(55,986)
Owens Corning	Citibank N.A.	Call	USD	44.63	5/28/14	58,000	(14,167)
Springleaf Holdings, Inc.	Credit Suisse International	Call	USD	25.00	5/28/14	25,000	(14,712)
Japan Airlines Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	5,160.00	5/29/14	79,700	(183,652)
Renault SA	Goldman Sachs International	Call	EUR	76.12	6/03/14	26,600	(21,390)
Vodafone Group PLC — ADR	Deutsche Bank AG	Call	USD	37.31	6/03/14	101,100	(139,373)
Expedia, Inc.	Morgan Stanley & Co. International PLC	Call	USD	73.81	6/04/14	75,000	(254,618)
Legg Mason, Inc.	UBS AG	Call	USD	46.42	6/04/14	33,100	(54,171)
Suncor Energy, Inc.	Citibank N.A.	Call	USD	36.56	6/05/14	202,500	(423,393)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	51.59	6/09/14	34,300	(27,097)
Samsung Electronics Co. Ltd.	Morgan Stanley & Co. International PLC	Call	KRW	1,110,410.00	6/10/14	2,600	(29,698)
Japan Airlines Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	5,160.00	6/12/14	79,700	(208,852)
Samsung Electronics Co. Ltd.	UBS AG	Call	KRW	1,091,461.39	6/17/14	2,600	(47,718)
News Corp. — Class A	Morgan Stanley & Co. International PLC	Call	USD	17.37	6/26/14	73,700	(32,575)
Annaly Capital Management, Inc.	Morgan Stanley & Co. International PLC	Put	USD	11.55	5/12/14	497,000	(112,908)
Noble Corp. PLC	Morgan Stanley & Co. International PLC	Put	USD	32.50	5/12/14	59,700	(127,231)
PBF Energy, Inc., Class A	Citibank N.A.	Put	USD	28.10	5/12/14	285,900	(27,864)
Total							$(4,156,705)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	51

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Air Freight & Logistics	—	$100,347	—	$100,347
Airlines	$6,911,117	30,067,685	—	36,978,802
Automobiles	38,451,342	4,732,055	—	43,183,397
Banks	26,441,418	—	—	26,441,418
Beverages	3,160,752	—	—	3,160,752
Biotechnology	2,613,717	—	—	2,613,717
Building Products	16,025,455	—	—	16,025,455
Capital Markets	2,822,778	2,280,000	—	5,102,778
Chemicals	24,590,551	—	—	24,590,551
Communications Equipment	17,953,751	—	—	17,953,751
Consumer Finance	24,014,289	—	—	24,014,289
Diversified Financial Services	9,560,670	—	—	9,560,670
Diversified Telecommunication Services	7,622,130	—	—	7,622,130
Energy Equipment & Services	3,352,128	—	—	3,352,128
Food & Staples Retailing	5,675,352	14,294,724	—	19,970,076
Health Care Providers & Services	30,608,332	—	—	30,608,332
Industrial Conglomerates	1,822,078	—	—	1,822,078
Insurance	65,647,395	—	—	65,647,395
Internet & Catalog Retail	15,284,147	—	—	15,284,147
Internet Software & Services	38,845,694	—	—	38,845,694
IT Services	27,604,775	—	—	27,604,775
Leisure Products	2,118,013	—	—	2,118,013
Media	45,225,237	—	—	45,225,237
Metals & Mining	5,715,731	—	—	5,715,731
Oil, Gas & Consumable Fuels	50,489,451	—	—	50,489,451
Pharmaceuticals	60,979,953	—	—	60,979,953
Real Estate Investment Trusts (REITs)	10,625,856	—	—	10,625,856
Semiconductors & Semiconductor Equipment	—	20,312,706	—	20,312,706
Software	15,573,136	—	—	15,573,136
Technology Hardware, Storage & Peripherals	24,960,807	—	—	24,960,807
Wireless Telecommunication Services	18,612,092	—	—	18,612,092
Warrants	—	300,000	—	300,000
Short-Term Securities	3,204,081	—	—	3,204,081

Total	$606,512,228	$72,087,517	—	$678,599,745

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,462,567)	$(4,378,978)	—	$(9,841,545)

[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial statement purposes. As of April 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$2,113	—	—	$2,113
Foreign currency at value	3,608	—	—	3,608
Cash pledged as collateral for OTC derivatives	200,000	—	—	200,000

Total	$205,721	—	—	$205,721

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of April 30, 2014, securities with a value of $50,480,738 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to April 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	53

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.1%
Honeywell International, Inc. (a)	217,600	$20,215,040
Lockheed Martin Corp. (a)	81,000	13,295,340
Northrop Grumman Corp. (a)	179,200	21,774,592
Raytheon Co.	343,100	32,759,188
United Technologies Corp. (a)	241,400	28,564,862

		116,609,022
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	183,000	18,025,500
Auto Components — 0.5%
Johnson Controls, Inc.	172,300	7,777,622
Banks — 13.7%
Bank of America Corp. (a)	329,800	4,993,172
Citigroup, Inc. (a)	386,700	18,526,797
Fifth Third Bancorp.	867,700	17,883,297
JPMorgan Chase & Co. (a)(b)	958,499	53,656,774
M&T Bank Corp. (a)	33,800	4,123,938
SunTrust Banks, Inc. (a)	672,340	25,723,728
The Toronto-Dominion Bank (a)	355,800	17,110,422
U.S. Bancorp. (a)	637,100	25,980,938
Wells Fargo & Co. (a)(b)	1,157,300	57,448,372

		225,447,438
Beverages — 2.2%
The Coca-Cola Co. (a)	398,400	16,250,736
Diageo PLC – ADR (a)(b)	155,200	19,055,456

		35,306,192
Capital Markets — 0.7%
Morgan Stanley (a)	394,700	12,208,071
Chemicals — 3.4%
The Dow Chemical Co.	230,200	11,486,980
EI du Pont de Nemours & Co. (a)	408,500	27,500,220
Olin Corp.	192,100	5,398,010
Praxair, Inc. (a)	91,600	11,958,380

		56,343,590
Communications Equipment — 1.5%
Motorola Solutions, Inc. (a)	190,800	12,131,064
QUALCOMM, Inc. (a)	161,500	12,711,665

		24,842,729
Consumer Finance — 1.5%
American Express Co. (a)	276,300	24,156,909
Containers & Packaging — 0.7%
MeadWestvaco Corp.	292,300	11,420,161
Diversified Financial Services — 0.7%
CME Group, Inc.	162,700	11,452,453
Diversified Telecommunication Services — 2.0%
BCE, Inc.	115,700	5,153,278
Verizon Communications, Inc. (a)	598,500	27,967,905

		33,121,183
Electric Utilities — 2.3%
Duke Energy Corp. (a)	97,200	7,240,428
ITC Holdings Corp.	134,000	4,953,980
NextEra Energy, Inc. (a)	186,200	18,592,070
Northeast Utilities (a)	155,220	7,335,697

		38,122,175
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	53,400	6,364,212
Energy Equipment & Services — 0.6%
Schlumberger Ltd. (a)	98,500	10,002,675

Common Stocks	Shares	Value
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc. (a)	121,300	$9,668,823
Food Products — 2.7%
General Mills, Inc. (a)	230,600	12,226,412
Kraft Foods Group, Inc. (a)	149,195	8,483,228
Mondelez International, Inc., Class A (a)	445,085	15,867,280
Unilever NV	191,200	8,187,184

		44,764,104
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories (a)	145,700	5,644,418
Health Care Providers & Services — 0.4%
Quest Diagnostics, Inc. (a)	124,800	6,980,064
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp. (a)	249,700	25,314,586
Household Products — 2.0%
Kimberly-Clark Corp. (a)	112,850	12,667,412
The Procter & Gamble Co. (a)	250,400	20,670,520

		33,337,932
Industrial Conglomerates — 4.1%
3M Co. (a)	121,700	16,927,253
General Electric Co. (a)	1,877,200	50,477,908

		67,405,161
Insurance — 5.2%
ACE Ltd.	171,000	17,496,720
The Chubb Corp.	153,800	14,161,904
MetLife, Inc. (a)	139,550	7,305,444
Prudential Financial, Inc. (a)	343,200	27,689,376
The Travelers Cos., Inc. (a)	212,300	19,230,134

		85,883,578
IT Services — 2.0%
Automatic Data Processing, Inc. (a)	63,560	4,955,138
International Business Machines Corp. (a)	145,200	28,527,444

		33,482,582
Leisure Products — 0.3%
Mattel, Inc.	104,300	4,090,124
Media — 3.3%
Comcast Corp., Special Class A (a)	859,000	43,834,770
The Walt Disney Co. (a)	123,500	9,798,490

		53,633,260
Metals & Mining — 1.6%
BHP Billiton Ltd. — ADR (a)(b)	302,700	21,352,458
Southern Copper Corp.	157,077	4,734,301

		26,086,759
Multi-Utilities — 2.1%
Dominion Resources, Inc. (a)	254,300	18,446,922
Sempra Energy	88,700	8,746,707
Wisconsin Energy Corp.	151,800	7,359,264

		34,552,893
Oil, Gas & Consumable Fuels — 13.6%
Chevron Corp. (a)(b)	416,600	52,291,632
ConocoPhillips (a)	119,860	8,906,797
Enbridge, Inc. (a)	492,200	23,751,159
Exxon Mobil Corp. (a)	359,600	36,826,636
Kinder Morgan, Inc.	266,178	8,693,373
Marathon Oil Corp. (a)	381,300	13,783,995
Marathon Petroleum Corp. (a)	169,600	15,764,320
Occidental Petroleum Corp. (a)	170,200	16,296,650
Phillips 66 (a)	80,350	6,686,727

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Royal Dutch Shell PLC — ADR	61,900	$4,874,006
Spectra Energy Corp. (a)	204,000	8,100,840
Total SA — ADR (a)	380,400	27,099,696

		223,075,831
Paper & Forest Products — 0.7%
International Paper Co. (a)	247,150	11,529,547
Pharmaceuticals — 8.7%
AbbVie, Inc. (a)	143,127	7,454,054
Bristol-Myers Squibb Co. (a)	558,100	27,955,229
Johnson & Johnson (a)	295,500	29,931,195
Merck & Co., Inc. (a)	648,200	37,958,592
Pfizer, Inc. (a)	1,258,700	39,372,136

		142,671,206
Professional Services — 0.2%
Nielsen Holdings NV	74,100	3,478,995
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp. (a)	72,500	6,055,200
Weyerhaeuser Co. (a)	236,300	7,053,555

		13,108,755
Road & Rail — 1.4%
CSX Corp. (a)	198,300	5,596,026
Union Pacific Corp. (a)	90,700	17,272,001

		22,868,027
Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp. (a)	815,900	21,776,371
Software — 1.9%
Microsoft Corp. (a)	752,700	30,409,080
Specialty Retail — 2.3%
The Home Depot, Inc. (a)	476,900	37,918,319
Textiles, Apparel & Luxury Goods — 1.1%
VF Corp. (a)	301,600	18,424,744

Common Stocks	Shares	Value
Tobacco — 1.5%
Altria Group, Inc. (a)	203,800	$8,174,418
Philip Morris International, Inc.	195,100	16,667,393

		24,841,811
Water Utilities — 0.7%
American Water Works Co., Inc.	258,600	11,774,058
Total Long-Term Investments (Cost — $1,349,384,408) — 98.8%		1,623,920,960

Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.03% (c)(d)	38,251,313	38,251,313
Total Short-Term Securities (Cost — $38,251,313) — 2.3%		38,251,313

Options Purchased
(Cost — $7,273) — 0.0%		4,329
Total Investments Before Options Written (Cost — $1,387,642,994) — 101.1%		1,662,176,602

Options Written
(Premiums Received — $13,752,252) — (1.1)%		(18,043,340)
Total Investments Net of Options Written — 100.0%		1,644,133,262
Liabilities in Excess of Other Assets — 0.0%		(106,755)

Net Assets — 100.0%		$1,644,026,507

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	48,920,346	(10,669,033)	38,251,313	$9,059

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options purchased as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
JPMorgan Chase & Co.	Call	USD	59.50	5/09/14	1,443	$4,329

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	55

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Altria Group, Inc.	Call	USD	38.00	5/02/14	373	$(77,584)
Bank of America Corp.	Call	USD	18.00	5/02/14	907	(907)
EI du Pont de Nemours & Co.	Call	USD	67.00	5/02/14	571	(29,406)
Exxon Mobil Corp.	Call	USD	94.00	5/02/14	184	(149,040)
JPMorgan Chase & Co.	Call	USD	60.00	5/02/14	1,000	(2,000)
Microsoft Corp.	Call	USD	40.50	5/02/14	1,300	(26,000)
Occidental Petroleum Corp.	Call	USD	97.00	5/02/14	350	(5,775)
Schlumberger Ltd.	Call	USD	91.00	5/02/14	135	(137,362)
U.S. Bancorp.	Call	USD	41.50	5/02/14	1,176	(5,880)
The Walt Disney Co.	Call	USD	81.00	5/02/14	679	(3,056)
Chevron Corp.	Call	USD	120.00	5/05/14	488	(279,380)
Citigroup, Inc.	Call	USD	48.50	5/05/14	512	(4,096)
ConocoPhillips	Call	USD	68.50	5/05/14	330	(199,650)
The Home Depot, Inc.	Call	USD	80.00	5/05/14	921	(25,328)
International Business Machines Corp.	Call	USD	192.50	5/05/14	350	(140,000)
Johnson & Johnson	Call	USD	98.00	5/05/14	809	(254,835)
Marathon Oil Corp.	Call	USD	35.00	5/05/14	1,052	(140,442)
McDonald’s Corp.	Call	USD	98.00	5/05/14	686	(222,950)
Pfizer, Inc.	Call	USD	33.00	5/05/14	1,622	(1,622)
Schlumberger Ltd.	Call	USD	93.00	5/05/14	136	(115,260)
Union Pacific Corp.	Call	USD	190.00	5/05/14	250	(31,125)
United Technologies Corp.	Call	USD	116.00	5/05/14	1,327	(305,210)
M&T Bank Corp.	Call	USD	119.35	5/07/14	185	(52,001)
3M Co.	Call	USD	136.00	5/09/14	334	(112,725)
Altria Group, Inc.	Call	USD	38.00	5/09/14	373	(78,703)
Citigroup, Inc.	Call	USD	50.00	5/09/14	500	(3,000)
The Coca-Cola Co.	Call	USD	38.50	5/09/14	1,095	(249,660)
EI du Pont de Nemours & Co.	Call	USD	67.00	5/09/14	571	(45,109)
Exxon Mobil Corp.	Call	USD	98.00	5/09/14	825	(377,438)
General Electric Co.	Call	USD	26.50	5/09/14	1,000	(47,000)
The Home Depot, Inc.	Call	USD	78.00	5/09/14	780	(148,200)
JPMorgan Chase & Co.	Call	USD	60.50	5/09/14	1,443	(4,329)
McDonald’s Corp.	Call	USD	99.00	5/09/14	687	(173,811)
Merck & Co., Inc.	Call	USD	57.00	5/09/14	1,130	(205,660)
QUALCOMM, Inc.	Call	USD	80.00	5/09/14	444	(13,098)
Schlumberger Ltd.	Call	USD	100.00	5/09/14	135	(28,418)
U.S. Bancorp.	Call	USD	42.00	5/09/14	1,152	(4,032)
Union Pacific Corp.	Call	USD	192.50	5/09/14	250	(24,375)
Mondelez International, Inc., Class A	Call	USD	34.75	5/13/14	1,338	(148,751)
The Toronto-Dominion Bank	Call	USD	46.25	5/13/14	956	(177,358)
The Toronto-Dominion Bank	Call	USD	47.00	5/14/14	937	(106,333)
3M Co.	Call	USD	135.00	5/19/14	335	(150,750)
Abbott Laboratories	Call	USD	39.00	5/19/14	400	(14,600)
AbbVie, Inc.	Call	USD	55.00	5/19/14	197	(2,955)
Altria Group, Inc.	Call	USD	38.00	5/19/14	373	(80,382)
American Tower Corp.	Call	USD	82.50	5/19/14	198	(36,630)
Automatic Data Processing, Inc.	Call	USD	75.00	5/19/14	349	(111,680)
BHP Billiton Ltd. — ADR	Call	USD	67.50	5/19/14	650	(217,750)
BHP Billiton Ltd. — ADR	Call	USD	70.00	5/19/14	260	(36,010)
BHP Billiton Ltd. — ADR	Call	USD	72.50	5/19/14	754	(27,898)
Bristol-Myers Squibb Co.	Call	USD	52.50	5/19/14	860	(31,390)
Citigroup, Inc.	Call	USD	48.00	5/19/14	600	(40,200)

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of April 30, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Coca-Cola Co.	Call	USD	39.00	5/19/14	1,096	$(200,568)
Comcast Corp., Special Class A	Call	USD	49.00	5/19/14	1,302	(289,695)
ConocoPhillips	Call	USD	75.00	5/19/14	329	(21,877)
CSX Corp.	Call	USD	30.00	5/19/14	545	(1,361)
Diageo PLC — ADR	Call	USD	125.00	5/19/14	428	(33,170)
Duke Energy Corp.	Call	USD	72.50	5/19/14	460	(100,050)
EI du Pont de Nemours & Co.	Call	USD	70.00	5/19/14	570	(3,420)
Enbridge, Inc.	Call	CAD	52.00	5/19/14	400	(42,151)
Exxon Mobil Corp.	Call	USD	100.00	5/19/14	723	(197,740)
General Electric Co.	Call	USD	26.00	5/19/14	3,912	(361,860)
General Mills, Inc.	Call	USD	51.75	5/19/14	1,268	(181,976)
Intel Corp.	Call	USD	27.00	5/19/14	1,769	(23,882)
International Paper Co.	Call	USD	46.00	5/19/14	348	(36,366)
Kimberly-Clark Corp.	Call	USD	112.50	5/19/14	620	(81,550)
Kraft Foods Group, Inc.	Call	USD	57.50	5/19/14	820	(45,100)
Marathon Petroleum Corp.	Call	USD	87.50	5/19/14	308	(198,660)
Merck & Co., Inc.	Call	USD	57.50	5/19/14	1,101	(192,675)
MetLife, Inc.	Call	USD	55.00	5/19/14	384	(8,640)
Microsoft Corp.	Call	USD	40.00	5/19/14	851	(67,229)
Mondelez International, Inc., Class A	Call	USD	35.00	5/19/14	555	(56,055)
Morgan Stanley	Call	USD	31.00	5/19/14	551	(27,826)
Morgan Stanley	Call	USD	32.00	5/19/14	549	(8,510)
Motorola Solutions, Inc.	Call	USD	65.00	5/19/14	525	(35,438)
Northeast Utilities	Call	USD	45.00	5/19/14	468	(106,470)
Northrop Grumman Corp.	Call	USD	125.00	5/19/14	530	(33,125)
Occidental Petroleum Corp.	Call	USD	95.00	5/19/14	236	(51,094)
Occidental Petroleum Corp.	Call	USD	97.50	5/19/14	350	(36,050)
Pfizer, Inc.	Call	USD	31.00	5/19/14	1,030	(63,345)
Phillips 66	Call	USD	80.00	5/19/14	441	(160,965)
Praxair, Inc.	Call	USD	132.00	5/19/14	503	(47,825)
The Procter & Gamble Co.	Call	USD	82.50	5/19/14	1,006	(88,025)
Prudential Financial, Inc.	Call	USD	88.00	5/19/14	944	(13,230)
Quest Diagnostics, Inc.	Call	USD	55.00	5/19/14	345	(54,337)
Schlumberger Ltd.	Call	USD	92.50	5/19/14	135	(123,187)
Spectra Energy Corp.	Call	USD	37.00	5/19/14	280	(78,400)
Spectra Energy Corp.	Call	USD	39.00	5/19/14	700	(59,500)
SunTrust Banks, Inc.	Call	USD	38.00	5/19/14	1,230	(92,250)
SunTrust Banks, Inc.	Call	USD	39.00	5/19/14	1,230	(37,515)
The Travelers Cos., Inc.	Call	USD	87.50	5/19/14	1,168	(379,600)
Verizon Communications, Inc.	Call	USD	48.00	5/19/14	1,423	(14,942)
VF Corp.	Call	USD	62.50	5/19/14	825	(37,125)
Wells Fargo & Co.	Call	USD	49.00	5/19/14	1,590	(126,405)
Chevron Corp.	Call	USD	123.00	5/23/14	368	(122,360)
EI du Pont de Nemours & Co.	Call	USD	68.50	5/23/14	150	(4,875)
General Electric Co.	Call	USD	26.50	5/23/14	1,500	(90,000)
The Home Depot, Inc.	Call	USD	78.00	5/23/14	921	(238,079)
Intel Corp.	Call	USD	27.00	5/23/14	950	(19,000)
Microsoft Corp.	Call	USD	41.00	5/23/14	492	(20,418)
Pfizer, Inc.	Call	USD	31.00	5/23/14	1,029	(73,574)
U.S. Bancorp.	Call	USD	41.50	5/23/14	1,176	(30,576)
Verizon Communications, Inc.	Call	USD	48.00	5/23/14	1,423	(25,614)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	57

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Wells Fargo & Co.	Call	USD	49.00	5/23/14	1,591	$(137,622)
Wells Fargo & Co.	Call	USD	50.00	5/23/14	1,715	(60,025)
Northrop Grumman Corp.	Call	USD	125.00	5/27/14	456	(39,511)
American Express Co.	Call	USD	88.00	5/30/14	760	(107,540)
Chevron Corp.	Call	USD	123.00	5/30/14	367	(126,615)
Citigroup, Inc.	Call	USD	48.50	5/30/14	514	(36,494)
EI du Pont de Nemours & Co.	Call	USD	68.00	5/30/14	385	(22,330)
Exxon Mobil Corp.	Call	USD	101.00	5/30/14	123	(26,199)
General Electric Co.	Call	USD	26.00	5/30/14	3,912	(393,156)
JPMorgan Chase & Co.	Call	USD	56.50	5/30/14	1,422	(115,893)
Marathon Oil Corp.	Call	USD	37.00	5/30/14	522	(22,707)
Marathon Oil Corp.	Call	USD	37.50	5/30/14	522	(14,877)
Marathon Petroleum Corp.	Call	USD	91.00	5/30/14	311	(125,955)
Merck & Co., Inc.	Call	USD	58.50	5/30/14	1,334	(202,101)
Microsoft Corp.	Call	USD	41.00	5/30/14	1,496	(73,304)
Pfizer, Inc.	Call	USD	31.50	5/30/14	1,621	(91,587)
The Procter & Gamble Co.	Call	USD	82.00	5/30/14	371	(53,053)
American Tower Corp.	Call	USD	84.00	6/06/14	200	(29,500)
Chevron Corp.	Call	USD	125.00	6/06/14	535	(120,375)
Exxon Mobil Corp.	Call	USD	101.00	6/06/14	123	(27,368)
Intel Corp.	Call	USD	26.50	6/06/14	1,769	(90,219)
Johnson & Johnson	Call	USD	101.00	6/06/14	816	(137,496)
Marathon Petroleum Corp.	Call	USD	91.00	6/06/14	311	(135,285)
Wal-Mart Stores, Inc.	Call	USD	79.00	6/06/14	334	(54,609)
Wells Fargo & Co.	Call	USD	50.00	6/06/14	1,469	(72,716)
Total SA — ADR	Call	USD	68.75	6/13/14	645	(176,389)
AbbVie, Inc.	Call	USD	50.00	6/23/14	590	(182,900)
American Express Co.	Call	USD	90.00	6/23/14	760	(91,200)
Bristol-Myers Squibb Co.	Call	USD	55.00	6/23/14	917	(41,723)
Chevron Corp.	Call	USD	125.00	6/23/14	533	(133,516)
Dominion Resources, Inc.	Call	USD	72.50	6/23/14	700	(94,500)
Honeywell International, Inc.	Call	USD	95.00	6/23/14	600	(58,500)
International Business Machines Corp.	Call	USD	195.00	6/23/14	448	(197,120)
Lockheed Martin Corp.	Call	USD	165.00	6/23/14	445	(144,625)
MetLife, Inc.	Call	USD	52.50	6/23/14	383	(58,024)
Morgan Stanley	Call	USD	32.00	6/23/14	1,070	(56,175)
NextEra Energy, Inc.	Call	USD	97.50	6/23/14	265	(99,375)
Pfizer, Inc.	Call	USD	32.00	6/23/14	1,620	(103,680)
QUALCOMM, Inc.	Call	USD	80.00	6/23/14	444	(51,060)
Verizon Communications, Inc.	Call	USD	47.00	6/23/14	445	(37,602)
Wal-Mart Stores, Inc.	Call	USD	80.00	6/23/14	333	(43,456)
Weyerhaeuser Co.	Call	USD	30.00	6/23/14	325	(17,875)
Total						$(13,255,096)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Sempra Energy	Goldman Sachs International	Call	USD	97.72	5/02/14	13,100	$(12,571)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	45.54	5/05/14	55,500	(31,881)
The Chubb Corp.	Credit Suisse International	Call	USD	87.37	5/05/14	42,250	(199,014)
The Dow Chemical Co.	UBS AG	Call	USD	50.73	5/05/14	126,600	(21,130)

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Honeywell International, Inc.	Deutsche Bank AG	Call	USD	94.27	5/05/14	59,500	$(9,143)
ITC Holdings Corp.	Morgan Stanley & Co. International PLC	Call	USD	36.59	5/05/14	37,100	(20,579)
Mattel, Inc.	Credit Suisse International	Call	USD	38.29	5/05/14	104,000	(102,190)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	36.42	5/05/14	43,200	(114,317)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	35.00	5/05/14	55,000	(41,947)
Northeast Utilities	Deutsche Bank AG	Call	USD	43.95	5/05/14	38,500	(127,654)
Total SA — ADR	Morgan Stanley & Co. International PLC	Call	USD	64.50	5/05/14	62,400	(420,600)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	44.10	5/05/14	41,700	(182,675)
SunTrust Banks, Inc.	Citibank N.A.	Call	USD	41.00	5/06/14	123,700	(85)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	45.94	5/07/14	15,400	(7,852)
Comcast Corp., Special Class A	Deutsche Bank AG	Call	USD	50.25	5/08/14	86,100	(84,448)
Sempra Energy	UBS AG	Call	USD	97.00	5/08/14	35,600	(71,239)
ITC Holdings Corp.	Citibank N.A.	Call	USD	37.48	5/09/14	36,600	(8,729)
United Parcel Service, Inc., Class B	UBS AG	Call	USD	98.43	5/09/14	100,700	(47,917)
International Paper Co.	Credit Suisse International	Call	USD	45.73	5/12/14	101,100	(115,143)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	94.50	5/12/14	75,900	(423,802)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	50.75	5/13/14	85,000	(66,579)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	36.42	5/14/14	43,200	(114,307)
Total SA — ADR	Deutsche Bank AG	Call	USD	64.85	5/14/14	19,900	(128,418)
Weyerhaeuser Co.	Citibank N.A.	Call	USD	29.77	5/14/14	64,900	(18,905)
BCE, Inc.	Morgan Stanley & Co. International PLC	Call	USD	44.43	5/15/14	63,600	(30,116)
Olin Corp.	Credit Suisse International	Call	USD	27.93	5/15/14	53,600	(29,639)
Philip Morris International, Inc.	Citibank N.A.	Call	USD	83.21	5/20/14	53,750	(138,614)
ACE Ltd.	Credit Suisse International	Call	USD	98.59	5/27/14	43,100	(176,410)
Comcast Corp., Special Class A	Deutsche Bank AG	Call	USD	50.25	5/27/14	86,100	(115,273)
The Chubb Corp.	Credit Suisse International	Call	USD	92.36	5/28/14	42,250	(47,757)
Philip Morris International, Inc.	Citibank N.A.	Call	USD	84.04	5/28/14	53,750	(109,758)
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC	Call	USD	128.27	5/28/14	30,000	(7,002)
VF Corp.	UBS AG	Call	USD	63.00	5/28/14	82,500	(45,626)
Quest Diagnostics, Inc.	Morgan Stanley & Co. International PLC	Call	USD	61.15	5/30/14	34,100	(5,397)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	46.66	6/02/14	55,500	(49,292)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	73.10	6/02/14	69,900	(69,072)
Raytheon Co.	Morgan Stanley & Co. International PLC	Call	USD	98.00	6/03/14	94,300	(103,237)
ACE Ltd.	Deutsche Bank AG	Call	USD	102.15	6/04/14	50,900	(96,573)
MeadWestvaco Corp.	Goldman Sachs International	Call	USD	38.50	6/04/14	74,300	(74,255)
Enbridge, Inc.	Citibank N.A.	Call	CAD	51.10	6/05/14	114,300	(203,604)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.24	6/05/14	17,000	(52,909)
Total SA — ADR	Morgan Stanley & Co. International PLC	Call	USD	66.83	6/05/14	62,400	(277,306)
Unilever NV	Citibank N.A.	Call	USD	42.73	6/06/14	47,500	(39,869)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	45.75	6/09/14	15,800	(11,726)
Fifth Third Bancorp.	Citibank N.A.	Call	USD	20.76	6/09/14	238,600	(97,702)
Olin Corp.	Citibank N.A.	Call	USD	28.10	6/09/14	52,000	(43,858)
Bristol-Myers Squibb Co.	Morgan Stanley & Co. International PLC	Call	USD	52.05	6/11/14	129,200	(133,619)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/12/14	8,500	(25,291)
Unilever NV	Morgan Stanley & Co. International PLC	Call	USD	42.79	6/12/14	57,600	(54,064)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	48.97	6/13/14	41,700	(20,061)
CSX Corp.	Morgan Stanley & Co. International PLC	Call	USD	28.52	6/17/14	54,500	(30,212)
Raytheon Co.	Morgan Stanley & Co. International PLC	Call	USD	98.00	6/17/14	94,300	(135,928)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/18/14	8,500	(26,146)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	6/21/14	58,200	(41,418)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	59

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	7/09/14	58,200	$(52,569)
Mattel, Inc.	Credit Suisse International	Put	USD	38.50	5/27/14	121,300	(72,816)
Total							$(4,788,244)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,623,920,960	—	—	$1,623,920,960
Short-Term Securities	38,251,313	—	—	38,251,313
Options Purchased	4,329	—	—	4,329

Total	$1,662,176,602	—	—	$1,662,176,602

[1] See above Schedule of Investments for values in each industry

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(12,230,172)	$(5,813,168)	—	$(18,043,340)

[2] Derivative financial instruments are options written, which are shown at value.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

The carrying amount for certain of the Trust’s assets approximates fair value for financial statement purposes. As of April 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$74,629	—	—	$74,629
Foreign currency at value	1,778	—	—	1,778
Cash pledged as collateral for OTC derivatives	100,000	—	—	100,000

Total	$176,407	—	—	$176,407

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	61

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 0.8%
Erste Group Bank AG	269,586	$9,064,646
Belgium — 1.5%
Anheuser-Busch InBev NV	154,859	16,878,963
Canada — 1.6%
MEG Energy Corp. (a)(b)	351,700	12,661,906
Suncor Energy, Inc.	152,600	5,886,527

		18,548,433
China — 2.6%
Anhui Conch Cement Co. Ltd., Class H (c)	2,585,560	9,653,839
Baidu, Inc. — ADR (a)(b)	34,700	5,338,595
Beijing Enterprises Water Group Ltd.	10,224,000	6,497,864
China Cinda Asset Management Co. Ltd., Class H (a)(c)	7,085,000	3,573,094
Ping An Insurance Group Co. of China Ltd., Class H	609,500	4,523,787

		29,587,179
Denmark — 1.2%
ISS A/S (a)	107,959	3,758,498
Novo Nordisk A/S, Class B	223,500	10,143,775

		13,902,273
France — 4.0%
Rexel SA	268,200	6,771,976
Schneider Electric SA	69,900	6,561,573
Societe Generale SA	305,120	19,002,001
Vivendi SA	510,650	13,719,491

		46,055,041
Germany — 4.2%
Bayer AG	63,500	8,829,137
Daimler AG	146,200	13,611,073
Henkel AG & Co KGaA	87,200	9,727,165
OSRAM Licht AG (a)	189,900	9,969,615
Telefonica Deutschland Holding AG	693,500	5,769,525

		47,906,515
Greece — 0.9%
Alpha Bank AE (a)(c)	10,384,721	10,059,147
Hong Kong — 1.9%
AIA Group Ltd.	1,731,500	8,421,314
Melco Crown Entertainment Ltd. — ADR (b)	146,000	4,990,280
Samsonite International SA	2,582,600	8,205,959

		21,617,553
Indonesia — 1.3%
Global Mediacom Tbk PT	33,195,500	6,301,278
Matahari Department Store Tbk PT (a)	6,580,271	8,550,022

		14,851,300
Ireland — 2.7%
CRH PLC	421,000	12,273,285
Green REIT PLC (a)	10,891,189	18,131,835

		30,405,120
Italy — 1.7%
Assicurazioni Generali SpA (b)	259,000	6,055,748
Banca Generali SpA	293,690	9,244,552
Moncler SpA (a)	224,200	3,947,870

		19,248,170
Japan — 5.3%
Calbee, Inc.	241,800	5,922,308
Kenedix Office Investment Corp. — REIT	990	4,945,514
Nabtesco Corp.	368,600	7,957,465

Common Stocks	Shares	Value
Japan (concluded)
Shinsei Bank Ltd.	5,174,000	$10,087,350
SMC Corp.	22,600	5,380,061
SoftBank Corp.	147,100	10,955,716
Sumitomo Mitsui Financial Group, Inc.	199,300	7,878,391
Tokyo Tatemono Co. Ltd.	946,300	7,546,552

		60,673,357
Mexico — 0.5%
Cemex SAB de CV — ADR (a)	457,392	5,781,435
Netherlands — 0.5%
ING Groep NV (a)	400,300	5,722,224
New Zealand — 0.8%
Xero Ltd. (Acquired 10/15/13, Cost $5,317,368) (a)(d)	350,000	9,074,516
Norway — 0.3%
Statoil ASA	125,700	3,832,016
Panama — 0.5%
Copa Holdings SA, Class A	39,900	5,397,672
Peru — 0.5%
Credicorp Ltd.	40,700	6,074,475
South Africa — 0.5%
Naspers Ltd., N Shares	64,000	6,047,954
South Korea — 0.6%
Hyundai Development Co.	44,570	1,274,599
NAVER Corp.	7,620	5,487,290

		6,761,889
Spain — 2.3%
NH Hoteles SA (a)	2,334,549	14,915,070
Sacyr SA (a)	1,818,142	11,975,008

		26,890,078
Sweden — 2.7%
Nordea Bank AB	792,658	11,453,080
Skanska AB, B Shares	282,000	6,474,523
Svenska Cellulosa AB SCA, Class B	453,727	12,755,648

		30,683,251
Switzerland — 4.3%
Adecco SA	186,700	15,673,847
Novartis AG	140,800	12,240,107
Roche Holding AG	39,170	11,490,374
UBS AG	462,749	9,677,877

		49,082,205
Taiwan — 0.3%
Hermes Microvision Inc. — GDR (a)	77,642	3,215,155
United Kingdom — 7.5%
AO World PLC (a)	1,033,800	4,119,281
APR Energy PLC	675,318	9,053,193
AstraZeneca PLC	144,000	11,366,534
Crest Nicholson Holdings PLC	2,205,219	12,956,983
Foxtons Group PLC	1,678,587	9,026,843
Metro Bank PLC, (Acquired 1/16/14, (Cost $5,768,771) (a)(d)	271,008	5,948,376
Nomad Holdings Ltd. (a)	556,597	5,705,119
Perform Group PLC (a)	1,345,898	4,897,025
Polypipe Group PLC (a)	3,105,291	13,893,802
Poundland Group PLC (a)	382,700	2,245,361
Vodafone Group PLC — ADR (b)	173,840	6,598,966

		85,811,483

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States — 47.0%
AbbVie, Inc. (b)(e)	234,823	$12,229,582
Actavis PLC (a)(b)	28,000	5,721,240
Acuity Brands, Inc. (b)	44,133	5,497,648
Adobe Systems, Inc. (a)(b)	99,600	6,144,324
Alkermes PLC (a)(b)	173,500	8,026,110
Altria Group, Inc. (b)	296,200	11,880,582
American Airlines Group, Inc. (a)(b)	156,800	5,498,976
Apple Inc. (b)(e)	34,284	20,230,646
ARAMARK Holdings Corp.	291,700	8,223,023
Autodesk, Inc. (a)(b)	143,600	6,895,672
BankUnited, Inc.	452,683	14,934,012
Biogen Idec, Inc. (a)(b)	17,300	4,967,176
BioMarin Pharmaceutical, Inc. (a)	113,600	6,614,928
Bristol-Myers Squibb Co. (b)	159,700	7,999,373
Cabot Oil & Gas Corp. (b)(e)	251,809	9,891,058
CBS Corp., Class B (b)	146,100	8,438,736
Charles River Laboratories International, Inc. (a)	151,700	8,149,324
Citigroup, Inc. (b)(e)	380,961	18,251,842
Comcast Corp., Class A (b)	287,600	14,886,176
Concho Resources, Inc. (a)(b)	100,800	13,149,360
Continental Building Products, Inc. (a)	186,795	3,175,515
Covidien PLC (b)	201,800	14,378,250
Crown Holdings, Inc. (a)(b)	155,000	7,311,350
Eastman Chemical Co. (b)	116,700	10,172,739
Eaton Corp. PLC (b)	79,300	5,760,352
Facebook, Inc., Class A (a)(b)	94,600	5,655,188
Flowserve Corp.	116,900	8,539,545
General Motors Co. (e)	215,300	7,423,544
Genworth Financial, Inc., Class A (a)(b)	369,900	6,602,715
Google, Inc., Class A (a)(b)	24,139	12,911,468
Google, Inc., Class C (a)	24,439	12,871,044
The Hain Celestial Group, Inc. (a)(b)	118,141	10,162,489
Hertz Global Holdings, Inc. (a)(b)	350,900	9,990,123
JPMorgan Chase & Co. (b)	281,115	15,736,818
Kennedy-Wilson Holdings, Inc. (b)	698,600	15,257,424
Las Vegas Sands Corp. (b)	77,900	6,164,227
Lowe’s Cos., Inc.	147,200	6,757,952
Merck & Co., Inc. (b)	155,300	9,094,368
Mondelez International, Inc., Class A (b)	345,500	12,317,075
National Oilwell Varco, Inc. (b)	78,400	6,156,752
Oasis Petroleum, Inc. (a)(b)	139,722	6,498,470
Pfizer, Inc. (b)	372,300	11,645,544
Platform Specialty Products Corp. (a)	572,033	11,177,525
Public Service Enterprise Group, Inc.	227,900	9,337,063
Ralph Lauren Corp. (b)	53,400	8,083,158
Roper Industries, Inc. (b)	110,900	15,409,555
Schlumberger Ltd. (b)	91,560	9,297,918
St. Jude Medical, Inc. (b)	137,800	8,746,166
Strategic Growth Bancorp. (Acquired $3/13/14, Cost $5,461,690) (a)(d)	438,690	5,461,690
SunPower Corp. (a)(b)(e)	124,645	4,165,636
Textron, Inc. (b)	170,800	6,985,720
United Parcel Service, Inc., Class B (b)	119,800	11,800,300
United Rentals, Inc. (a)(b)	131,128	12,303,740
US Silica Holdings, Inc. (b)	128,700	5,813,379
Varian Medical Systems, Inc. (a)(b)	103,600	8,241,380
Whole Foods Market, Inc. (b)	149,200	7,415,240
WisdomTree Investments, Inc. (a)(b)	932,393	10,526,717

		536,977,927
Total Common Stocks — 98.0%		1,120,149,977

Investment Companies	Shares	Value
United Kingdom — 0.4%
Kennedy Wilson Europe Real Estate PLC (a)	302,475	$5,209,099

Preferred Stocks
United States — 2.4%
Hortonworks, Inc., Series D (Acquired 3/21/14, Cost $10,246,000), 0.00% (a)(d)	840,725	10,246,000
LendingClub Corp. (Acquired 4/16/14, Cost $2,810,154), 0.00% (a)(d)	138,142	2,810,154
New Relic, Inc. (Acquired 4/15/14, Cost $7,078,530), 0.00% (a)(d)	244,644	7,078,530
Palantir Technologies, Inc. (Acquired 2/10/14, Cost $3,118,944), 0.00% (a)(d)	508,800	3,118,944
Uber Technologies, Inc. (Acquired 3/21/14, Cost $3,845,800), 0.00% (a)(d)(f)	3,845,800	3,845,800
Total Preferred Stocks — 2.4%		27,099,428

Warrants (g)
United Kingdom — 0.0%
Nomad Holdings Ltd., Expires 4/10/17 (a)	556,597	251,860
Total Long Term Investments (Cost — $1,038,563,044) — 100.8%		1,152,710,364

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(i)	9,067,566	9,067,566

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.18% (h)(i)(j)	$9,199	9,198,761
Total Short-Term Securities (Cost — $18,266,327) — 1.6%		18,266,327

Options Purchased
(Cost — $4,063) — 0.0%		9,200
Total Investments Before Options Written (Cost — $1,056,833,434) — 102.4%		1,170,985,891

Options Written

(Premiums Received — $12,733,116) — (1.2)%		(13,786,827)
Total Investments Net of Options Written — 101.2%		1,157,199,064
Liabilities in Excess of Other Assets — (1.2)%		(13,734,040)

Net Assets — 100.0%		$1,143,465,024

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	63

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Restricted securities as to resale. As of April 30, 2014 the Trust held 4.2% of its net assets, with current market value of $47,584,010 and original cost of $43,647,257, in these securities.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Convertible security.

(g)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(h)	Represents the current yield as of report date.

(i)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	36,387,584	(27,320,018)	9,067,566	$5,179
BlackRock Liquidity Series, LLC Money Market Series	—	$9,198,761	$9,198,761	$63,183

(j)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Exchange-traded options purchased as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Kennedy-Wilson Holdings, Inc.	Call	USD	25.00	5/19/14	368	$9,200

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Bristol-Myers Squibb Co.	Call	USD	56.00	5/02/14	444	$(1,332)
Genworth Financial, Inc., Class A	Call	USD	17.50	5/02/14	1,110	(47,175)
JPMorgan Chase & Co.	Call	USD	60.00	5/02/14	236	(472)
Apple Inc.	Call	USD	545.00	5/05/14	1	(4,567)
Citigroup, Inc.	Call	USD	48.50	5/05/14	159	(1,272)
Eaton Corp. PLC	Call	USD	73.00	5/05/14	130	(2,600)
Schlumberger Ltd.	Call	USD	96.00	5/05/14	345	(189,750)
United Rentals, Inc.	Call	USD	95.00	5/05/14	265	(20,861)
American Airlines Group, Inc.	Call	USD	36.50	5/09/14	600	(21,000)
Apple Inc.	Call	USD	535.00	5/09/14	116	(646,120)
Biogen Idec, Inc.	Call	USD	315.00	5/09/14	48	(2,640)
CBS Corp., Class B	Call	USD	59.00	5/09/14	300	(39,750)
Citigroup, Inc.	Call	USD	50.00	5/09/14	500	(3,000)
Genworth Financial, Inc., Class A	Call	USD	18.50	5/09/14	1,110	(10,545)
Schlumberger Ltd.	Call	USD	100.00	5/09/14	200	(42,100)
SunPower Corp.	Call	USD	34.50	5/09/14	230	(14,260)
Whole Foods Market, Inc.	Call	USD	53.00	5/09/14	579	(30,687)
Assicurazioni Generali SpA	Call	EUR	16.50	5/16/14	720	(49,620)
AbbVie, Inc.	Call	USD	55.00	5/19/14	327	(4,905)
Acuity Brands, Inc.	Call	USD	130.00	5/19/14	240	(21,000)
Adobe Systems, Inc.	Call	USD	65.00	5/19/14	548	(31,510)
Alkermes PLC	Call	USD	47.00	5/19/14	630	(64,575)
Altria Group, Inc.	Call	USD	39.00	5/19/14	550	(69,025)
Autodesk, Inc.	Call	USD	50.00	5/19/14	324	(40,986)
Biogen Idec, Inc.	Call	USD	315.00	5/19/14	48	(6,480)

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Exchange-traded options written as of April 30, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Bristol-Myers Squibb Co.	Call	USD	57.50	5/19/14	444	$(2,442)
Cabot Oil & Gas Corp.	Call	USD	38.75	5/19/14	870	(104,779)
CBS Corp., Class B	Call	USD	65.00	5/19/14	100	(3,000)
Citigroup, Inc.	Call	USD	48.00	5/19/14	700	(46,900)
Concho Resources, Inc.	Call	USD	135.00	5/19/14	289	(55,632)
Covidien PLC	Call	USD	75.00	5/19/14	680	(6,800)
Crown Holdings, Inc.	Call	USD	46.00	5/19/14	440	(64,900)
Eastman Chemical Co.	Call	USD	90.00	5/19/14	642	(22,470)
Google, Inc., Class A	Call	USD	560.00	5/19/14	134	(23,115)
Hertz Global Holdings, Inc.	Call	USD	29.00	5/19/14	975	(68,250)
Hertz Global Holdings, Inc.	Call	USD	30.00	5/19/14	975	(34,125)
Las Vegas Sands Corp.	Call	USD	80.00	5/19/14	217	(34,612)
Las Vegas Sands Corp.	Call	USD	82.50	5/19/14	106	(7,844)
MEG Energy Corp.	Call	CAD	38.00	5/19/14	461	(68,348)
Melco Crown Entertainment Ltd. — ADR	Call	USD	38.66	5/19/14	299	(8,222)
Merck & Co., Inc.	Call	USD	57.50	5/19/14	432	(75,600)
Mondelez International, Inc., Class A	Call	USD	35.00	5/19/14	961	(97,061)
Oasis Petroleum, Inc.	Call	USD	45.00	5/19/14	250	(60,000)
Oasis Petroleum, Inc.	Call	USD	48.00	5/19/14	528	(48,840)
Pfizer, Inc.	Call	USD	31.00	5/19/14	517	(31,795)
Ralph Lauren Corp.	Call	USD	160.00	5/19/14	149	(33,152)
Roper Industries, Inc.	Call	USD	135.00	5/19/14	309	(148,320)
St. Jude Medical, Inc.	Call	USD	65.00	5/19/14	383	(31,597)
SunPower Corp.	Call	USD	31.00	5/19/14	233	(66,753)
Textron, Inc.	Call	USD	40.25	5/19/14	215	(33,336)
Textron, Inc.	Call	USD	42.00	5/19/14	110	(7,700)
United Parcel Service, Inc., Class B	Call	USD	97.50	5/19/14	659	(100,827)
United Rentals, Inc.	Call	USD	95.00	5/19/14	235	(44,062)
US Silica Holdings, Inc.	Call	USD	37.00	5/19/14	716	(540,580)
Varian Medical Systems, Inc.	Call	USD	85.00	5/19/14	576	(10,080)
Vodafone Group PLC — ADR	Call	USD	38.00	5/19/14	239	(17,328)
WisdomTree Investments, Inc.	Call	USD	15.00	5/19/14	810	(8,100)
Altria Group, Inc.	Call	USD	38.50	5/23/14	550	(96,250)
American Airlines Group, Inc.	Call	USD	37.50	5/23/14	500	(27,500)
Citigroup, Inc.	Call	USD	49.00	5/23/14	579	(24,028)
Comcast Corp., Class A	Call	USD	50.00	5/23/14	942	(194,052)
Eaton Corp. PLC	Call	USD	76.00	5/23/14	307	(6,140)
Pfizer, Inc.	Call	USD	31.00	5/23/14	518	(37,037)
Altria Group, Inc.	Call	USD	38.50	5/30/14	550	(97,350)
Apple Inc.	Call	USD	535.00	5/30/14	116	(647,570)
Baidu, Inc. — ADR	Call	USD	170.00	5/30/14	94	(15,181)
Citigroup, Inc.	Call	USD	48.50	5/30/14	157	(11,147)
Comcast Corp., Class A	Call	USD	52.00	5/30/14	640	(50,560)
Facebook, Inc., Class A	Call	USD	63.00	5/30/14	257	(38,550)
JPMorgan Chase & Co.	Call	USD	56.50	5/30/14	436	(35,534)
Merck & Co., Inc.	Call	USD	58.50	5/30/14	432	(65,448)
National Oilwell Varco, Inc.	Call	USD	82.00	5/30/14	432	(19,872)
Pfizer, Inc.	Call	USD	31.50	5/30/14	1,030	(58,195)
St. Jude Medical, Inc.	Call	USD	65.00	6/02/14	383	(52,559)
CBS Corp., Class B	Call	USD	61.00	6/06/14	400	(49,000)
Facebook, Inc., Class A	Call	USD	61.50	6/06/14	263	(61,148)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	65

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SunPower Corp.	Call	USD	35.50	6/06/14	222	$(27,417)
Assicurazioni Generali SpA	Call	EUR	17.00	6/20/14	720	(25,588)
AbbVie, Inc.	Call	USD	50.00	6/23/14	964	(298,840)
Baidu, Inc. — ADR	Call	USD	175.00	6/23/14	97	(20,952)
The Hain Celestial Group, Inc.	Call	USD	90.00	6/23/14	320	(60,000)
Las Vegas Sands Corp.	Call	USD	80.00	6/23/14	105	(32,025)
Melco Crown Entertainment Ltd. — ADR	Call	USD	41.00	6/23/14	290	(14,500)
Ralph Lauren Corp.	Call	USD	165.00	6/23/14	149	(27,938)
Textron, Inc.	Call	USD	40.00	6/23/14	612	(130,356)
United Rentals, Inc.	Call	USD	97.50	6/23/14	235	(65,800)
Vodafone Group PLC — ADR	Call	USD	40.00	6/23/14	359	(22,438)
WisdomTree Investments, Inc.	Call	USD	12.50	6/23/14	1,570	(62,800)
Actavis PLC	Call	USD	210.00	8/18/14	154	(172,480)
Total						$(5,821,057)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.21	5/02/14	223,000	$(4)
MEG Energy Corp.	Deutsche Bank AG	Call	CAD	32.50	5/02/14	79,200	(502,999)
BioMarin Pharmaceutical, Inc.	Morgan Stanley & Co. International PLC	Call	USD	80.00	5/05/14	31,600	—
Covidien PLC	Bank of America N.A.	Call	USD	70.75	5/05/14	70,800	(59,462)
Mondelez International, Inc., Class A	Credit Suisse International	Call	USD	35.00	5/05/14	94,000	(71,691)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	5.87	5/05/14	136,200	(25,327)
Autodesk, Inc.	Morgan Stanley & Co. International PLC	Call	USD	52.30	5/06/14	46,500	(6,612)
Bayer AG	Credit Suisse International	Call	EUR	97.23	5/06/14	35,000	(164,647)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	18.99	5/06/14	21,000	(452)
Roche Holding AG	Morgan Stanley & Co. International PLC	Call	CHF	267.51	5/06/14	22,000	(4,845)
Societe Generale SA	Credit Suisse International	Call	EUR	48.48	5/06/14	34,000	(1,571)
Societe Generale SA	Goldman Sachs International	Call	EUR	48.34	5/06/14	58,000	(2,807)
ARAMARK Holdings Corp.	UBS AG	Call	USD	29.07	5/07/14	44,300	(5,372)
BankUnited, Inc.	Credit Suisse International	Call	USD	34.78	5/07/14	47,000	(486)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	67.78	5/07/14	21,600	(28,709)
Novartis AG	Deutsche Bank AG	Call	CHF	73.00	5/07/14	35,100	(141,055)
Svenska Cellulosa AB SCA, Class B	Goldman Sachs International	Call	SEK	187.58	5/07/14	70,500	(4,906)
Cemex SAB de CV — ADR	Deutsche Bank AG	Call	USD	12.65	5/08/14	126,880	(25,428)
Henkel AG & Co KGaA	Credit Suisse International	Call	EUR	79.58	5/08/14	48,500	(100,193)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	508,049.83	5/08/14	140	(14,545)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	25.18	5/08/14	36,800	(11)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	Call	CAD	34.88	5/08/14	68,200	(285,435)
NAVER Corp.	UBS AG	Call	KRW	820,910.00	5/08/14	2,600	(3,199)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.93	5/08/14	133,000	(3,632)
SMC Corp.	UBS AG	Call	JPY	25,944.83	5/08/14	6,300	(3,019)
SoftBank Corp.	Morgan Stanley & Co. International PLC	Call	JPY	8,017.98	5/08/14	81,800	(32,863)
Concho Resources, Inc.	Deutsche Bank AG	Call	USD	124.28	5/09/14	26,500	(183,168)
Melco Crown Entertainment Ltd. — ADR	Goldman Sachs International	Call	USD	42.06	5/09/14	21,400	(23)
Charles River Laboratories International, Inc.	Citibank N.A.	Call	USD	63.50	5/12/14	42,200	(3)

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Daimler AG	Credit Suisse International	Call	EUR	70.98	5/13/14	42,200	$(15,053)
ING Groep NV	Goldman Sachs International	Call	EUR	10.95	5/13/14	142,700	(9,901)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	47.83	5/13/14	29,300	(13)
AIA Group Ltd.	Deutsche Bank AG	Call	HKD	36.88	5/14/14	963,200	(113,272)
Anhui Conch Cement Co. Ltd., Class H	Citibank N.A.	Call	HKD	32.62	5/14/14	540,000	(3,334)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	526,802.87	5/14/14	40	(2,405)
Nabtesco Corp.	Goldman Sachs International	Call	JPY	2,442.35	5/14/14	72,600	(1,229)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.15	5/14/14	297,900	(37,879)
Shinsei Bank Ltd.	Goldman Sachs International	Call	JPY	183.68	5/14/14	1,071,000	(175,682)
Skanska AB, B Shares	Goldman Sachs International	Call	SEK	147.85	5/14/14	78,400	(40,891)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	Call	GBP	38.07	5/15/14	80,000	(1,176,825)
CRH PLC	Morgan Stanley & Co. International PLC	Call	GBP	17.07	5/15/14	57,000	(46,055)
The Hain Celestial Group, Inc.	Citibank N.A.	Call	USD	86.91	5/15/14	32,900	(72,324)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	25.18	5/15/14	36,800	(223)
Naspers Ltd., N Shares	Deutsche Bank AG	Call	ZAR	1,216.95	5/15/14	16,000	(893)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.90	5/15/14	50,000	(3,545)
Svenska Cellulosa AB SCA, Class B	Goldman Sachs International	Call	SEK	187.58	5/15/14	70,500	(10,656)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	5.84	5/15/14	135,000	(35,720)
Telefonica Deutschland Holding AG	Goldman Sachs International	Call	EUR	5.89	5/15/14	113,400	(23,738)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.15	5/20/14	297,900	(42,957)
Anheuser-Busch InBev NV	Morgan Stanley & Co. International PLC	Call	EUR	77.64	5/21/14	32,400	(83,718)
ING Groep NV	Credit Suisse International	Call	EUR	10.32	5/21/14	79,900	(32,256)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	526,802.87	5/21/14	40	(3,399)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	18.70	5/21/14	21,000	(5,304)
Schneider Electric SA	Deutsche Bank AG	Call	EUR	65.15	5/21/14	21,000	(73,158)
ARAMARK Holdings Corp.	Deutsche Bank AG	Call	USD	28.25	5/22/14	59,000	(41,530)
BankUnited, Inc.	Deutsche Bank AG	Call	USD	34.60	5/22/14	66,000	(10,186)
BioMarin Pharmaceutical, Inc.	Morgan Stanley & Co. International PLC	Call	USD	80.00	5/22/14	31,600	(142)
Copa Holdings SA, Class A	Bank of America N.A.	Call	USD	150.39	5/22/14	11,100	(7,852)
Lowe’s Cos., Inc.	Morgan Stanley & Co. International PLC	Call	USD	47.17	5/22/14	40,500	(15,317)
Nordea Bank AB	Goldman Sachs International	Call	SEK	94.50	5/22/14	115,000	(22,890)
Vivendi SA	JPMorgan Chase Bank N.A.	Call	EUR	20.24	5/22/14	153,000	(20,568)
Calbee, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	2,505.28	5/27/14	66,000	(45,172)
Cemex SAB de CV — ADR	Deutsche Bank AG	Call	USD	12.65	5/27/14	126,880	(47,251)
Charles River Laboratories International, Inc.	Citibank N.A.	Call	USD	63.50	5/27/14	42,200	(444)
China Cinda Asset Management Co. Ltd., Class H	Deutsche Bank AG	Call	HKD	4.33	5/27/14	710,000	(5,784)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.15	5/27/14	297,900	(48,076)
Tokyo Tatemono Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	908.40	5/27/14	284,000	(26,577)
Adecco SA	Morgan Stanley & Co. International PLC	Call	CHF	73.64	5/28/14	32,000	(93,377)
Beijing Enterprises Water Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	5.43	5/28/14	2,800,000	(29,476)
Crown Holdings, Inc.	Deutsche Bank AG	Call	USD	46.85	5/28/14	43,000	(45,276)
Foxtons Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.75	5/28/14	25,000	(295)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	526,802.87	5/28/14	40	(4,331)
NH Hoteles SA	UBS AG	Call	EUR	5.30	5/28/14	50,000	(1,458)
Sacyr SA	Goldman Sachs International	Call	EUR	5.12	5/28/14	441,000	(55,966)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	67

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Schneider Electric SA	Morgan Stanley & Co. International PLC	Call	EUR	67.37	5/28/14	17,400	$(25,176)
Skanska AB, B Shares	Morgan Stanley & Co. International PLC	Call	SEK	152.70	5/28/14	78,500	(27,447)
Statoil ASA	UBS AG	Call	NOK	169.92	5/28/14	34,550	(66,122)
Crest Nicholson Holdings PLC	Credit Suisse International	Call	GBP	3.71	5/29/14	50,000	(2,845)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	25.41	5/29/14	34,000	(1,176)
Nabtesco Corp.	Citibank N.A.	Call	JPY	2,385.00	5/29/14	66,200	(10,267)
Public Service Enterprise Group, Inc.	UBS AG	Call	USD	39.03	5/29/14	63,400	(140,820)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.72	6/03/14	36,000	(2,336)
CRH PLC	Morgan Stanley & Co. International PLC	Call	GBP	16.73	6/03/14	46,100	(66,083)
Erste Group Bank AG	Goldman Sachs International	Call	EUR	25.09	6/03/14	55,000	(36,406)
Naspers Ltd., N Shares	Morgan Stanley & Co. International PLC	Call	ZAR	1,180.22	6/03/14	35,400	(27,158)
NH Hoteles SA	Morgan Stanley & Co. International PLC	Call	EUR	5.23	6/03/14	120,000	(4,697)
Rexel SA	Goldman Sachs International	Call	EUR	18.91	6/03/14	64,800	(18,863)
Sacyr SA	Credit Suisse International	Call	EUR	4.84	6/03/14	376,000	(104,722)
Statoil ASA	UBS AG	Call	NOK	169.92	6/03/14	34,550	(66,383)
Vodafone Group PLC — ADR	Deutsche Bank AG	Call	USD	37.31	6/03/14	35,900	(49,491)
Adecco SA	Morgan Stanley & Co. International PLC	Call	CHF	71.19	6/04/14	35,500	(155,569)
Beijing Enterprises Water Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	5.51	6/04/14	2,800,000	(33,201)
Cabot Oil & Gas Corp.	UBS AG	Call	USD	35.91	6/04/14	51,500	(177,010)
Calbee, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	2,517.56	6/04/14	66,000	(47,726)
Daimler AG	UBS AG	Call	EUR	67.85	6/04/14	16,700	(41,129)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	526,802.87	6/04/14	40	(5,107)
Lowe’s Cos., Inc.	Morgan Stanley & Co. International PLC	Call	USD	47.17	6/04/14	40,500	(29,128)
Novo Nordisk A/S, Class B	Deutsche Bank AG	Call	DKK	243.60	6/04/14	62,200	(79,882)
Samsonite International SA	Deutsche Bank AG	Call	HKD	25.31	6/04/14	269,400	(28,769)
Anhui Conch Cement Co. Ltd., Class H	Morgan Stanley & Co. International PLC	Call	HKD	31.76	6/05/14	449,000	(20,522)
Copa Holdings SA, Class A	Bank of America N.A.	Call	USD	150.39	6/05/14	11,100	(10,868)
Nordea Bank AB	Goldman Sachs International	Call	SEK	94.50	6/05/14	115,000	(29,536)
Nordea Bank AB	UBS AG	Call	SEK	92.47	6/05/14	88,800	(37,319)
SMC Corp.	UBS AG	Call	JPY	26,297.43	6/05/14	6,300	(20,442)
Vivendi SA	Goldman Sachs International	Call	EUR	20.15	6/05/14	81,400	(25,532)
Novartis AG	Goldman Sachs International	Call	CHF	74.65	6/06/14	43,200	(124,433)
BankUnited, Inc.	Goldman Sachs International	Call	USD	32.98	6/09/14	66,800	(59,038)
Flowserve Corp.	UBS AG	Call	USD	73.28	6/09/14	32,100	(59,723)
Erste Group Bank AG	Goldman Sachs International	Call	EUR	25.15	6/10/14	67,000	(49,116)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	24.22	6/10/14	48,600	(9,597)
NAVER Corp.	Morgan Stanley & Co. International PLC	Call	KRW	780,000.00	6/10/14	1,646	(45,217)
NH Hoteles SA	Goldman Sachs International	Call	EUR	5.07	6/10/14	133,000	(12,684)
Nordea Bank AB	Bank of America N.A.	Call	SEK	95.60	6/10/14	117,000	(20,622)
Svenska Cellulosa AB SCA, Class B	Deutsche Bank AG	Call	SEK	185.88	6/10/14	111,400	(55,762)
ARAMARK Holdings Corp.	Deutsche Bank AG	Call	USD	28.00	6/11/14	57,200	(62,995)
Kenedix Office Investment Corp. — REIT	Bank of America N.A.	Call	JPY	534,220.08	6/11/14	120	(14,541)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	42.78	6/11/14	25,000	(5,917)
Rexel SA	Goldman Sachs International	Call	EUR	18.49	6/11/14	40,000	(21,517)
Societe Generale SA	Goldman Sachs International	Call	EUR	45.26	6/11/14	76,000	(97,784)

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	4,284.50	6/11/14	110,800	$(60,884)
Tokyo Tatemono Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	849.74	6/11/14	121,000	(38,772)
Nabtesco Corp.	Citibank N.A.	Call	JPY	2,385.00	6/12/14	66,200	(17,153)
Ping An Insurance Group Co. of China Ltd., Class H	UBS AG	Call	HKD	61.76	6/12/14	339,000	(20,871)
Public Service Enterprise Group, Inc.	UBS AG	Call	USD	39.03	6/12/14	63,400	(122,996)
Shinsei Bank Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	207.00	6/12/14	1,092,000	(89,096)
Novo Nordisk A/S, Class B	Goldman Sachs International	Call	DKK	246.64	6/13/14	60,800	(57,040)
UBS AG	Bank of America N.A.	Call	CHF	18.63	6/13/14	254,500	(95,635)
Roper Industries, Inc.	Goldman Sachs International	Call	USD	135.00	6/16/14	30,100	(171,511)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.56	6/17/14	50,000	(8,823)
CRH PLC	Goldman Sachs International	Call	GBP	17.45	6/17/14	131,000	(121,978)
Foxtons Group PLC	Bank of America N.A.	Call	GBP	3.25	6/17/14	25,000	(5,188)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.76	6/17/14	100,000	(32,209)
NH Hoteles SA	Morgan Stanley & Co. International PLC	Call	EUR	5.23	6/17/14	120,000	(9,205)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.82	6/17/14	136,800	(21,512)
Suncor Energy, Inc.	UBS AG	Call	CAD	41.78	6/17/14	42,000	(45,568)
Anheuser-Busch InBev NV	Morgan Stanley & Co. International PLC	Call	EUR	79.13	6/18/14	53,800	(120,797)
Anhui Conch Cement Co. Ltd., Class H	UBS AG	Call	HKD	33.07	6/18/14	449,000	(16,452)
Kenedix Office Investment Corp. — REIT	Bank of America N.A.	Call	JPY	534,220.08	6/18/14	120	(16,428)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	24.22	6/18/14	48,600	(12,258)
Credicorp Ltd.	Morgan Stanley & Co. International PLC	Call	USD	145.42	6/19/14	22,400	(148,141)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	19.79	6/24/14	46,500	(23,618)
Tokyo Tatemono Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	849.68	6/25/14	121,000	(47,271)
BankUnited, Inc.	Deutsche Bank AG	Call	USD	33.53	6/26/14	70,000	(57,836)
Shinsei Bank Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	205.92	6/26/14	357,000	(36,622)
Adecco SA	Deutsche Bank AG	Call	CHF	74.44	6/27/14	35,500	(107,245)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	24.22	6/30/14	48,600	(16,160)
Suncor Energy, Inc.	UBS AG	Call	CAD	41.78	6/30/14	42,000	(50,817)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	22.97	7/08/14	32,100	(22,642)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.55	7/08/14	80,000	(37,953)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.00	7/08/14	136,800	(32,652)
Shinsei Bank Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	203.27	7/10/14	357,000	(45,750)
Kennedy-Wilson Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	23.66	7/17/14	33,500	(19,147)
Total							$(7,965,770)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities or the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	69

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Austria	—	$9,064,646	—	$9,064,646
Belgium	—	16,878,963	—	16,878,963
Canada	$18,548,433	—	—	18,548,433
China	5,338,595	24,248,584	—	29,587,179
Denmark	3,758,498	10,143,775	—	13,902,273
France	6,771,976	39,283,065	—	46,055,041
Germany	—	47,906,515	—	47,906,515
Greece	—	10,059,147	—	10,059,147
Hong Kong	4,990,280	16,627,273	—	21,617,553
Indonesia	—	14,851,300	—	14,851,300
Ireland	18,131,835	12,273,285	—	30,405,120
Italy	—	19,248,170	—	19,248,170
Japan	5,922,308	54,751,049	—	60,673,357
Mexico	5,781,435	—	—	5,781,435
Netherlands	—	5,722,224	—	5,722,224
New Zealand	—	9,074,516	—	9,074,516
Norway	—	3,832,016	—	3,832,016
Panama	5,397,672	—	—	5,397,672
Peru	6,074,475	—	—	6,074,475
South Africa	—	6,047,954	—	6,047,954
South Korea	1,274,599	5,487,290	—	6,761,889
Spain	—	26,890,078	—	26,890,078
Sweden	11,453,080	19,230,171	—	30,683,251
Switzerland	—	49,082,205	—	49,082,205
Taiwan	3,215,155	—	—	3,215,155
United Kingdom	59,469,730	20,393,377	$5,948,376	85,811,483
United States	531,516,237	—	5,461,690	536,977,927
Investment Companies	5,209,099	—	—	5,209,099
Preferred Stocks	—	—	27,099,428	27,099,428
Warrants	251,860	—	—	251,860
Short-Term Securities	9,067,566	9,198,761	—	18,266,327
Options Purchased	9,200	—	—	9,200

Total	$702,182,033	$430,294,364	$38,509,494	$1,170,985,891

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,534,317)	$(8,252,510)	—	$(13,786,827)

[1] Derivative financial instruments are options written, which are shown at value.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$24,330	—	—	$24,330
Foreign currency at value	10,988,841	—	—	10,988,841
Liabilities:
Collateral on securities loaned at value	—	$(9,198,761)	—	(9,198,761)
Total	$11,013,171	$(9,198,761)	—	$1,814,410

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of April 30, 2014, securities with a value of $71,210,163 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to April 30, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Total
Assets:
Opening Balance, as of October 31, 2013	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation/depreciation[1]	$179,605	—	—	$179,605
Purchases	11,230,461	$23,253,628	$3,845,800	38,329,889
Sales	—	—	—	—
Closing Balance, as of April 30, 2014	$11,410,066	$23,253,628	$3,845,800	$38,509,494

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2014	$179,605	—	—	$179,605

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	71

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 24.7%
ACADIA Pharmaceuticals, Inc. (a)(b)	32,095	$646,072
Acceleron Pharma, Inc. (a)(b)	12,100	415,635
Acorda Therapeutics, Inc. (a)(b)	40,900	1,449,905
Actelion Ltd. (a)	19,300	1,900,156
Adamas Pharmaceuticals, Inc. (a)	6,500	119,925
Aegerion Pharmaceuticals, Inc. (a)(c)	9,000	398,340
Agios Pharmaceuticals, Inc. (a)(b)	8,500	357,510
Akebia Therapeutics, Inc. (a)	5,400	131,598
Alexion Pharmaceuticals, Inc. (a)(b)	50,460	7,982,772
Alkermes PLC (a)(b)	80,300	3,714,678
Amgen, Inc. (b)	47,100	5,263,425
Aquinox Pharmaceuticals, Inc. (a)	6,800	62,084
Array BioPharma, Inc. (a)	88,100	350,638
Biogen Idec, Inc. (a)(b)	34,400	9,876,928
BioMarin Pharmaceutical, Inc. (a)	41,200	2,399,076
Biota Pharmaceuticals, Inc. (a)	38,100	140,589
Bluebird Bio, Inc. (a)	9,300	184,140
Celgene Corp. (a)(b)	50,943	7,489,131
Conatus Pharmaceuticals, Inc. (a)	8,700	53,505
Concert Pharmaceuticals, Inc. (a)	12,400	110,856
Dyax Corp. (a)(b)	55,727	368,356
Epizyme, Inc. (a)	23,300	508,406
Exelixis, Inc. (a)	34,600	122,484
Genomic Health, Inc. (a)	10,700	280,768
Gilead Sciences, Inc. (a)(b)	48,121	3,777,017
Incyte Corp. Ltd. (a)(b)	16,500	801,240
Infinity Pharmaceuticals, Inc. (a)	52,700	514,879
InterMune, Inc. (a)(b)	33,700	1,081,096
Isis Pharmaceuticals, Inc. (a)(b)	32,300	859,503
Karyopharm Therapeutics, Inc. (a)	26,953	723,149
MacroGenics, Inc. (a)	5,300	105,682
Medivation, Inc. (a)	17,900	1,077,759
Neurocrine Biosciences, Inc. (a)(b)	60,062	842,069
Protalix BioTherapeutics, Inc. (a)(c)	122,100	494,505
PTC Therapeutics, Inc. (a)	4,800	93,792
Puma Biotechnology, Inc. (a)(b)	15,300	1,155,762
Regeneron Pharmaceuticals, Inc. (a)(b)	12,758	3,787,723
Seattle Genetics, Inc. (a)(b)	74,867	2,880,882
Tekmira Pharmaceuticals Corp. (a)	25,200	334,908
Ultragenyx Pharmaceutical, Inc. (Acquired 1/31/2014, cost $384,111) (a)(d)	44,249	1,630,178
uniQure BV (a)	7,000	71,890
Verastem, Inc. (a)	21,800	182,030
Vertex Pharmaceuticals, Inc. (a)	37,005	2,505,240

		67,246,281
Chemicals — 0.5%
Sigma-Aldrich Corp. (b)	14,500	1,395,045
Health Care Equipment & Supplies — 16.8%
Abbott Laboratories (b)	111,500	4,319,510
Alere, Inc. (a)(b)	35,400	1,182,360
AtriCure, Inc. (a)	25,462	392,115
Baxter International, Inc. (b)	18,900	1,375,731
Becton Dickinson and Co. (b)	27,300	3,085,719
Boston Scientific Corp. (a)(b)	331,000	4,173,910
CareFusion Corp. (a)(b)	54,900	2,144,394
Coloplast A/S, Class B	24,800	2,083,027
The Cooper Cos., Inc. (b)	9,200	1,213,572
Covidien PLC (b)	83,100	5,920,875
DENTSPLY International, Inc. (b)	12,800	571,264
Edwards Lifesciences Corp. (a)(b)	27,500	2,240,425
Medtronic, Inc. (b)	58,800	3,458,616
PW Medtech Group Ltd. (a)	928,400	434,542

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
St. Jude Medical, Inc. (b)	65,500	$4,157,285
Stryker Corp. (b)	67,600	5,255,900
Varian Medical Systems, Inc. (a)(b)	28,800	2,291,040
Zimmer Holdings, Inc. (b)	13,300	1,287,440

		45,587,725
Health Care Providers & Services — 12.1%
Aetna, Inc.	32,211	2,301,476
AmerisourceBergen Corp. (b)	10,000	651,800
Cardinal Health, Inc. (b)	58,830	4,089,273
Cigna Corp.	29,100	2,329,164
Envision Healthcare Holdings, Inc. (a)(b)	38,100	1,287,399
Express Scripts Holding Co. (a)(b)	20,776	1,383,266
HCA Holdings, Inc. (a)(b)	75,400	3,920,800
McKesson Corp. (b)	23,600	3,992,884
Premier, Inc., Class A (a)(b)	30,800	924,000
Team Health Holdings, Inc. (a)(b)	28,800	1,396,224
UnitedHealth Group, Inc. (b)	78,734	5,908,199
Universal Health Services, Inc., Class B (b)	39,600	3,238,884
WellPoint, Inc. (b)	16,300	1,641,084

		33,064,453
Health Care Technology — 0.7%
Cerner Corp. (a)	35,300	1,810,890
Life Sciences Tools & Services — 5.0%
Agilent Technologies, Inc. (b)	56,700	3,064,068
Charles River Laboratories International, Inc. (a)(b)	46,500	2,497,980
ICON PLC (a)(b)	23,200	899,464
Illumina, Inc. (a)(b)	28,400	3,858,140
Thermo Fisher Scientific, Inc. (b)	29,900	3,408,600

		13,728,252
Pharmaceuticals — 36.5%
AbbVie, Inc. (b)(e)	164,284	8,555,911
Achaogen, Inc. (a)	16,300	228,526
Actavis PLC (a)(b)	15,500	3,167,115
Allergan, Inc. (b)	26,700	4,427,928
AstraZeneca PLC	38,100	3,007,395
Bayer AG	55,500	7,716,805
Bristol-Myers Squibb Co. (b)	91,100	4,563,199
Chugai Pharmaceutical Co. Ltd.	55,200	1,393,186
Eli Lilly & Co. (b)	81,500	4,816,650
Forest Laboratories, Inc. (a)(b)	39,500	3,630,445
Intra-Cellular Therapies, Inc. (a)	66,181	1,105,223
Johnson & Johnson (b)	115,570	11,706,083
Mallinckrodt PLC (a)(b)	29,500	2,101,285
Merck & Co., Inc. (b)	152,800	8,947,968
Mylan, Inc. (a)(b)	58,700	2,980,786
Novartis AG	88,500	7,693,533
Perrigo Co. PLC (b)	26,500	3,838,790
Pfizer, Inc. (b)	242,200	7,576,016
Phibro Animal Health Corp., Class A (a)	21,000	370,860
Roche Holding AG	14,200	4,165,517
Shire PLC — ADR (b)	16,200	2,782,350
Valeant Pharmaceuticals International, Inc. (a)(b)	28,300	3,783,993
Zoetis, Inc. (b)	27,100	820,046

		99,379,610
Total Common Stocks — 96.3%		262,212,256

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Biotechnology — 0.1%
Kite Pharma, Inc. (Acquired 4/23/2014, cost $222,000), 6.00%, 10/24/16 (a)(d)	$222	$222,000

Preferred Stocks	Shares
Biotechnology — 0.3%
ProNAi Therapeutics, Inc., Series D (Acquired 4/15/14, cost $270,735) (a)(d)	386,764	270,735
SAGE Therapeutics, Series C (Acquired 3/10/14, cost $631,483) (a)(d)	149,128	631,483

		902,218
Total Preferred Stocks — 0.3%		902,218
Total Long-Term Investments (Cost — $193,466,167) — 96.7%		263,336,474

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	8,880,290	$8,880,290

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.18% (f)(g)(h)	$287	287,000
Total Short-Term Securities (Cost — $9,167,290) — 3.4%		9,167,290
Total Investments Before Options Written (Cost — $202,633,457) — 100.1%		272,503,764

Options Written
(Premiums Received — $2,086,319) — (0.7)%		(2,030,854)
Total Investments Net of Options Written — 99.4%		270,472,910
Other Assets Less Liabilities — 0.6%		1,710,550

Net Assets — 100.0%		$272,183,460

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Restricted securities as to resale. As of April 30, 2014 the Trust held 1.0% of its net assets, with current market value of $2,754,396 and the original cost of $1,508,329, in these securities.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,144,662	7,735,628	8,880,290	$1,515
BlackRock Liquidity Series, LLC Money Market Series	—	$287,000	$287,000	$359

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Alexion Pharmaceuticals, Inc.	Call	USD	170.00	5/02/14	160	$(3,600)
Johnson & Johnson	Call	USD	98.00	5/05/14	30	(9,450)
Medtronic, Inc.	Call	USD	60.00	5/05/14	55	(220)
Pfizer, Inc.	Call	USD	31.00	5/05/14	250	(9,500)
Pfizer, Inc.	Call	USD	33.00	5/05/14	197	(197)
Zoetis, Inc.	Call	USD	31.50	5/05/14	94	(940)
Biogen Idec, Inc.	Call	USD	315.00	5/09/14	60	(3,300)
Celgene Corp.	Call	USD	147.00	5/09/14	178	(46,458)
Medtronic, Inc.	Call	USD	61.50	5/09/14	75	(525)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	73

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Exchange-traded options written as of April 30, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Merck & Co., Inc.	Call	USD	57.00	5/09/14	166	$(30,212)
UnitedHealth Group, Inc.	Call	USD	83.00	5/09/14	120	(480)
Abbott Laboratories	Call	USD	39.00	5/19/14	195	(7,118)
Abbott Laboratories	Call	USD	40.00	5/19/14	195	(1,755)
AbbVie, Inc.	Call	USD	55.00	5/19/14	18	(270)
ACADIA Pharmaceuticals, Inc.	Call	USD	30.00	5/19/14	100	(2,500)
ACADIA Pharmaceuticals, Inc.	Call	USD	32.00	5/19/14	20	(300)
Acceleron Pharma, Inc.	Call	USD	45.00	5/19/14	40	(4,600)
Agilent Technologies, Inc.	Call	USD	62.50	5/19/14	196	(1,078)
Agios Pharmaceuticals, Inc.	Call	USD	50.00	5/19/14	18	(1,215)
Alere, Inc.	Call	USD	38.00	5/19/14	123	(3,075)
Alkermes PLC	Call	USD	47.00	5/19/14	200	(20,500)
Allergan, Inc.	Call	USD	140.00	5/19/14	94	(237,348)
AmerisourceBergen Corp.	Call	USD	67.50	5/19/14	35	(875)
Amgen, Inc.	Call	USD	125.00	5/19/14	65	(195)
Baxter International, Inc.	Call	USD	72.50	5/19/14	66	(7,095)
Becton Dickinson and Co.	Call	USD	115.00	5/19/14	21	(2,100)
Becton Dickinson and Co.	Call	USD	120.00	5/19/14	30	(375)
Biogen Idec, Inc.	Call	USD	315.00	5/19/14	56	(7,560)
Boston Scientific Corp.	Call	USD	14.00	5/19/14	459	(1,377)
Bristol-Myers Squibb Co.	Call	USD	52.50	5/19/14	319	(11,644)
Cardinal Health, Inc.	Call	USD	70.00	5/19/14	205	(25,112)
CareFusion Corp.	Call	USD	43.00	5/19/14	100	(2,500)
Charles River Laboratories International, Inc.	Call	USD	60.00	5/19/14	85	(850)
The Cooper Cos., Inc.	Call	USD	130.00	5/19/14	32	(11,520)
Covidien PLC	Call	USD	72.50	5/19/14	138	(6,210)
DENTSPLY International, Inc.	Call	USD	45.00	5/19/14	45	(3,712)
Dyax Corp.	Call	USD	10.00	5/19/14	100	(1,000)
Edwards Lifesciences Corp.	Call	USD	80.00	5/19/14	48	(13,200)
Edwards Lifesciences Corp.	Call	USD	82.50	5/19/14	60	(8,400)
Eli Lilly & Co.	Call	USD	60.00	5/19/14	285	(14,678)
Forest Laboratories, Inc.	Call	USD	95.00	5/19/14	138	(9,315)
Gilead Sciences, Inc.	Call	USD	82.50	5/19/14	84	(5,586)
HCA Holdings, Inc.	Call	USD	52.50	5/19/14	129	(12,578)
ICON PLC	Call	USD	50.00	5/19/14	80	(2,000)
Illumina, Inc.	Call	USD	170.00	5/19/14	120	(2,400)
Incyte Corp. Ltd.	Call	USD	60.00	5/19/14	57	(3,705)
InterMune, Inc.	Call	USD	33.00	5/19/14	59	(12,360)
Isis Pharmaceuticals, Inc.	Call	USD	50.00	5/19/14	75	(750)
Johnson & Johnson	Call	USD	100.00	5/19/14	300	(58,350)
McKesson Corp.	Call	USD	175.00	5/19/14	82	(11,070)
Merck & Co., Inc.	Call	USD	57.50	5/19/14	64	(11,200)
Mylan, Inc.	Call	USD	55.00	5/19/14	120	(6,780)
Mylan, Inc.	Call	USD	57.50	5/19/14	110	(2,860)
Neurocrine Biosciences, Inc.	Call	USD	19.00	5/19/14	210	(5,250)
Pfizer, Inc.	Call	USD	31.00	5/19/14	212	(13,038)
Premier, Inc., Class A	Call	USD	35.00	5/19/14	55	(825)
Puma Biotechnology, Inc.	Call	USD	135.00	5/19/14	26	(11,960)
Seattle Genetics, Inc.	Call	USD	55.00	5/19/14	130	(2,275)
St. Jude Medical, Inc.	Call	USD	65.00	5/19/14	115	(9,488)
Stryker Corp.	Call	USD	80.00	5/19/14	118	(4,130)

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Universal Health Services, Inc., Class B	Call	USD	80.00	5/19/14	135	$(43,875)
Varian Medical Systems, Inc.	Call	USD	85.00	5/19/14	100	(1,750)
WellPoint, Inc.	Call	USD	97.50	5/19/14	55	(20,625)
Zimmer Holdings, Inc.	Call	USD	95.00	5/19/14	32	(8,800)
Pfizer, Inc.	Call	USD	31.00	5/23/14	212	(15,158)
Regeneron Pharmaceuticals, Inc.	Call	USD	312.50	5/23/14	40	(22,800)
Regeneron Pharmaceuticals, Inc.	Call	USD	325.00	5/23/14	4	(1,140)
Express Scripts Holding Co.	Call	USD	72.00	5/30/14	36	(306)
HCA Holdings, Inc.	Call	USD	53.50	5/30/14	135	(11,475)
Mallinckrodt PLC	Call	USD	72.00	5/30/14	104	(41,080)
Medtronic, Inc.	Call	USD	59.00	5/30/14	75	(8,550)
Merck & Co., Inc.	Call	USD	58.50	5/30/14	304	(46,056)
St. Jude Medical, Inc.	Call	USD	65.00	6/02/14	115	(15,781)
Sigma-Aldrich Corp.	Call	USD	97.15	6/04/14	50	(5,391)
Gilead Sciences, Inc.	Call	USD	77.00	6/06/14	85	(32,938)
Johnson & Johnson	Call	USD	101.00	6/06/14	75	(12,638)
UnitedHealth Group, Inc.	Call	USD	78.00	6/06/14	155	(8,448)
AbbVie, Inc.	Call	USD	50.00	6/23/14	556	(172,360)
Acorda Therapeutics, Inc.	Call	USD	38.00	6/23/14	150	(18,750)
Becton Dickinson and Co.	Call	USD	115.00	6/23/14	45	(7,762)
CareFusion Corp.	Call	USD	41.00	6/23/14	93	(5,580)
Envision Healthcare Holdings, Inc.	Call	USD	35.00	6/23/14	130	(15,275)
InterMune, Inc.	Call	USD	35.00	6/23/14	59	(16,078)
Perrigo Co. PLC	Call	USD	165.00	6/23/14	95	(13,775)
Premier, Inc., Class A	Call	USD	35.00	6/23/14	54	(1,350)
Puma Biotechnology, Inc.	Call	USD	125.00	6/23/14	30	(7,425)
Seattle Genetics, Inc.	Call	USD	45.00	6/23/14	132	(14,850)
Shire PLC — ADR	Call	USD	165.00	6/23/14	45	(63,675)
Stryker Corp.	Call	USD	85.00	6/23/14	119	(2,380)
Team Health Holdings, Inc.	Call	USD	50.00	6/23/14	100	(13,500)
Thermo Fisher Scientific, Inc.	Call	USD	120.00	6/23/14	104	(17,940)
Valeant Pharmaceuticals International, Inc.	Call	USD	145.00	6/23/14	110	(33,550)
Zimmer Holdings, Inc.	Call	USD	95.00	6/23/14	32	(12,160)
Actavis PLC	Call	USD	210.00	8/18/14	54	(60,480)
Total						$(1,462,665)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BioMarin Pharmaceutical, Inc.	Morgan Stanley & Co. International PLC	Call	USD	80.00	5/05/14	9,100	$—
Covidien PLC	Bank of America N.A.	Call	USD	70.75	5/05/14	15,200	(12,766)
Bayer AG	Credit Suisse International	Call	EUR	98.50	5/06/14	900	(3,151)
Roche Holding AG	Morgan Stanley & Co. International PLC	Call	CHF	267.51	5/06/14	5,000	(1,100)
Chugai Pharmaceutical Co. Ltd.	Citibank N.A.	Call	JPY	2,621.40	5/08/14	19,100	(4,317)
PW Medtech Group Ltd.	Bank of America N.A.	Call	HKD	3.83	5/08/14	162,500	(565)
Charles River Laboratories International, Inc.	Citibank N.A.	Call	USD	63.50	5/12/14	3,900	—
AstraZeneca PLC	Credit Suisse International	Call	GBP	42.04	5/15/14	6,300	(50,714)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	Call	GBP	38.07	5/15/14	7,000	(102,972)
Novartis AG	Credit Suisse International	Call	CHF	74.44	5/21/14	15,550	(42,782)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	75

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BioMarin Pharmaceutical, Inc.	Morgan Stanley & Co. International PLC	Call	USD	80.00	5/22/14	9,100	$(41)
Intra-Cellular Therapies, Inc.	UBS AG	Call	USD	16.91	5/23/14	23,100	(19,259)
Karyopharm Therapeutics, Inc.	UBS AG	Call	USD	34.25	5/23/14	9,400	(3,415)
Charles River Laboratories International, Inc.	Citibank N.A.	Call	USD	63.50	5/27/14	3,900	(41)
Boston Scientific Corp.	Morgan Stanley & Co. International PLC	Call	USD	13.79	5/28/14	25,000	(2,753)
Boston Scientific Corp.	Barclays Bank PLC	Call	USD	13.83	6/04/14	45,000	(2,980)
Bayer AG	Credit Suisse International	Call	EUR	93.80	6/06/14	19,400	(203,659)
Novartis AG	Goldman Sachs International	Call	CHF	74.65	6/06/14	15,500	(44,646)
Actelion Ltd.	UBS AG	Call	CHF	89.37	6/11/14	3,300	(9,435)
Coloplast A/S, Class B	Goldman Sachs International	Call	DKK	424.57	6/12/14	8,600	(52,130)
Actelion Ltd.	UBS AG	Call	CHF	89.37	6/25/14	3,300	(11,463)
Total							$(568,189)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$63,715,947	$3,530,334	—	$67,246,281
Chemicals	1,395,045	—	—	1,395,045
Health Care Equipment & Supplies	43,070,156	2,517,569	—	45,587,725
Health Care Providers & Services	33,064,453	—	—	33,064,453
Health Care Technology	1,810,890	—	—	1,810,890
Life Sciences Tools & Services	13,728,252	—	—	13,728,252
Pharmaceuticals	75,403,174	23,976,436	—	99,379,610
Corporate Bonds	—	—	$222,000	222,000
Preferred Stocks	—	—	902,218	902,218
Short-Term Securities	8,880,290	287,000	—	9,167,290
Total	$241,068,207	$30,311,339	$1,124,218	$272,503,764

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,441,492)	$(589,362)	—	$(2,030,854)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,182	—	—	$22,182
Foreign currency at value	120,537	—	—	120,537
Cash collateral on exchange-traded options written	1,892,100	—	—	1,892,100
Liabilities:
Collateral on securities loaned at value	—	$(287,000)	—	(287,000)
Total	$2,034,819	$(287,000)	—	$1,747,819

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013, securities with a value of $3,620,423 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of April 30, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period October 31, 2013 to April 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	77

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 1.0%
Erste Group Bank AG	304,601	$10,242,001
Belgium — 1.7%
Anheuser-Busch InBev NV	154,646	16,855,747
Brazil — 0.8%
Banco Bradesco SA — ADR	180,800	2,688,496
Petroleo Brasileiro SA — ADR (a)	376,000	5,218,880

		7,907,376
Canada — 3.3%
Gildan Activewear, Inc. (a)	108,700	5,556,736
MEG Energy Corp. (a)(b)	299,500	10,782,601
Suncor Energy, Inc.	129,600	4,999,305
Tourmaline Oil Corp. (a)(b)	218,472	11,311,789

		32,650,431
China — 4.1%
Anhui Conch Cement Co. Ltd., Class H (c)	2,802,940	10,465,482
Baidu, Inc. — ADR (a)(b)	45,720	7,034,022
Beijing Enterprises Water Group Ltd.	5,846,000	3,715,426
China Cinda Asset Management Co. Ltd., Class H (b)	10,010,000	5,048,224
Great Wall Motor Co. Ltd., Class H	994,000	4,500,145
Ping An Insurance Group Co. of China Ltd., Class H	1,281,000	9,507,746

		40,271,045
Denmark — 3.0%
Chr Hansen Holding A/S	217,809	9,819,874
ISS A/S (b)	143,007	4,978,664
Novo Nordisk A/S, Class B	319,500	14,500,833

		29,299,371
Finland — 1.5%
Nokia OYJ (b)	1,296,070	9,704,410
Sanitec Corp. (b)	438,669	5,056,589

		14,760,999
France — 7.4%
BNP Paribas SA	112,199	8,431,125
Publicis Groupe SA	123,200	10,539,658
Rexel SA	440,176	11,114,322
Schneider Electric SA	106,600	10,006,633
Societe Generale SA	216,300	13,470,546
Vivendi SA	699,870	18,803,212

		72,365,496
Germany — 7.5%
Aixtron SE (b)	402,776	6,412,871
Bayer AG	135,600	18,854,032
Daimler AG	181,600	16,906,778
DMG MORI SEIKI AG	129,154	4,069,826
OSRAM Licht AG (b)	227,496	11,943,378
ProSiebenSat.1 Media AG	219,800	9,620,163
Telefonica Deutschland Holding AG	587,200	4,885,169

		72,692,217
Greece — 0.8%
Alpha Bank AE (b)	7,649,311	7,409,495
Hong Kong — 2.0%
AIA Group Ltd.	2,101,552	10,221,097
ASM Pacific Technology Ltd.	172,400	1,916,803
Samsonite International SA	2,411,100	7,661,035

		19,798,935
India — 1.0%
Tata Motors Ltd. — ADR (a)	252,400	9,444,808

Common Stocks	Shares	Value
Indonesia — 1.2%
Global Mediacom Tbk PT	23,331,202	$4,428,805
Matahari Department Store Tbk PT (b)	5,498,413	7,144,318

		11,573,123
Ireland — 5.8%
CRH PLC	487,600	14,214,854
Dalata Hotel Group PLC (b)	1,128,668	4,556,637
Green REIT PLC (b)	9,321,118	15,517,955
Kingspan Group PLC	311,013	5,846,596
Ryanair Holdings PLC — ADR (a)(b)	167,500	8,957,900
Shire PLC	132,700	7,589,335

		56,683,277
Italy — 3.0%
Banca Generali SpA	229,700	7,230,323
Intesa Sanpaolo SpA (a)	2,514,800	8,605,710
Moncler SpA (b)	276,500	4,868,806
UniCredit SpA (a)	912,951	8,156,776

		28,861,615
Japan — 12.6%
Calbee, Inc.	313,400	7,675,978
Kenedix Office Investment Corp. — REIT	2,144	10,710,284
LIXIL Group Corp.	277,400	7,334,203
Makita Corp.	177,900	9,431,388
Mitsui Osk Lines Ltd.	1,254,000	4,183,430
Nabtesco Corp.	617,300	13,326,488
Shinsei Bank Ltd.	5,111,000	9,964,523
SMC Corp.	53,300	12,688,374
SoftBank Corp.	201,700	15,022,216
Sumitomo Mitsui Financial Group, Inc.	393,600	15,559,131
Tokyo Tatemono Co. Ltd.	1,057,500	8,433,350
Yaskawa Electric Corp.	712,200	8,030,525

		122,359,890
Malaysia — 0.2%
Genting Malaysia Bhd	1,334,100	1,724,055
Mexico — 1.0%
Cemex SAB de CV — ADR (a)(b)	774,348	9,787,759
Netherlands — 2.7%
Aalberts Industries NV	215,052	7,163,757
ING Groep NV (b)	588,500	8,412,513
Randstad Holding NV	192,565	11,253,426

		26,829,696
New Zealand — 0.8%
Xero Ltd. (Acquired 10/15/13, cost $4,566,935) (b)(d)	300,605	7,793,842
Norway — 1.4%
Statoil ASA	460,300	14,032,435
Panama — 0.5%
Copa Holdings SA, Class A	34,300	4,640,104
Peru — 0.3%
Credicorp Ltd.	17,400	2,596,950
South Africa — 0.5%
Naspers Ltd., N Shares	49,700	4,696,614
South Korea — 0.9%
Hyundai Development Co.	129,200	3,694,822
NAVER Corp.	7,100	5,112,829

		8,807,651
Spain — 2.6%
NH Hoteles SA (b)	2,166,978	13,844,485

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
Sacyr SA (b)(c)	1,766,550	$11,635,202

		25,479,687
Sweden — 3.2%
Nordea Bank AB	481,636	6,959,137
Seamless Distribution AB (b)(c)	392,670	1,977,344
Skanska AB, B Shares	335,240	7,696,876
Svenska Cellulosa AB SCA, Class B	509,150	14,313,757

		30,947,114
Switzerland — 10.0%
Actelion Ltd. (b)	115,715	11,392,567
Adecco SA	146,200	12,273,789
Novartis AG	384,000	33,382,109
Roche Holding AG	105,023	30,808,108
UBS AG	480,753	10,054,411

		97,910,984
Taiwan — 1.1%
Epistar Corp.	3,636,000	7,956,861
Hermes Microvision Inc. — GDR (b)	67,534	2,796,583

		10,753,444
Turkey — 0.6%
Turkiye Halk Bankasi AS	836,059	5,582,833
United Kingdom — 15.2%
AO World PLC (b)	1,058,900	4,219,295
APR Energy PLC (c)	860,234	11,532,144
AstraZeneca PLC	250,100	19,741,459
Babcock International Group PLC	521,300	10,521,854
Crest Nicholson Holdings PLC	2,055,019	12,074,468
DS Smith PLC	1,918,749	10,225,065
Foxtons Group PLC	2,068,184	11,121,957
Halma PLC	782,300	7,432,413
Hargreaves Lansdown PLC	213,277	4,221,948
Imperial Tobacco Group PLC	239,300	10,341,157
Metro Bank PLC, (Acquired 1/15/14, cost $4,917,700) (b)(d)	231,026	5,070,808
Monitise PLC (b)	6,767,500	7,657,097
Nomad Holdings Ltd. (b)	475,571	4,874,603
Perform Group PLC (b)	1,499,974	5,457,628
Polypipe Group PLC (b)	2,626,409	11,751,171
Poundland Group PLC (b)	334,400	1,961,977
Rio Tinto PLC	176,600	9,601,292

		147,806,336

Common Stocks	Shares	Value
United States — 1.1%
Euronet Worldwide, Inc. (a)(b)(e)	115,207	$5,298,370
Schlumberger Ltd. (a)	49,480	5,024,694

		10,323,064
Total Common Stocks — 98.8%		962,888,394

Investment Companies — 0.8%
United Kingdom — 0.8%
Kennedy Wilson Europe Real Estate PLC (b)	429,439	7,395,620

Rights
United Kingdom — 0.2%
Babcock International Group PLC, Expires 6/06/14 (b)	204,307	1,379,800

Warrants (f)
United Kingdom — 0.0%
Nomad Holdings Ltd., Expires 4/10/17 (b)	475,571	215,196
Total Long-Term Investments (Cost — $876,743,346) — 99.8%		971,879,010

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.18% (g)(h)(i)	$10,178	10,177,930
Total Short-Term Securities (Cost — $10,177,930) — 1.0%		10,177,930
Total Investments Before Options Written (Cost — $886,921,276) — 100.8%		982,056,940

Options Written
(Premiums Received — $12,221,364) — (1.3)%		(12,305,555)
Total Investments Net of Options Written — 99.5%		969,751,385
Other Assets Less Liabilities — 0.5%		4,685,181

Net Assets — 100.0%		$974,436,566

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Restricted securities as to resale. As of April 30, 2014 the Trust held 1.3% of its net assets, with a current market value of $12,864,650 and its original cost of $9,484,635, in the security,.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	79

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

(g)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	22,346,730	(22,346,730)	—	$4,500
BlackRock Liquidity Series, LLC, Money Market Series	—	$10,177,930	$10,177,930	$48,630

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(i)	Represents the current yield as of report date.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Baidu, Inc. — ADR	Call	USD	170.00	5/02/14	85	$(340)
Schlumberger Ltd.	Call	USD	97.00	5/05/14	100	(45,000)
Schlumberger Ltd.	Call	USD	100.00	5/09/14	70	(14,735)
Intesa Sanpaolo SpA	Call	EUR	2.40	5/16/14	705	(94,507)
UniCredit SpA	Call	EUR	6.60	5/16/14	155	(26,356)
UniCredit SpA	Call	EUR	6.80	5/16/14	155	(12,950)
UniCredit SpA	Call	EUR	7.00	5/16/14	79	(4,669)
Cemex SAB de CV — ADR	Call	USD	12.50	5/19/14	1,650	(68,640)
Euronet Worldwide, Inc.	Call	USD	45.00	5/19/14	465	(80,213)
Gildan Activewear, Inc.	Call	CAD	56.00	5/19/14	305	(46,889)
MEG Energy Corp.	Call	CAD	38.00	5/19/14	397	(58,859)
Petroleo Brasileiro SA — ADR	Call	USD	15.00	5/19/14	1,035	(17,078)
Ryanair Holdings PLC — ADR	Call	USD	60.00	5/19/14	280	(19,600)
Schlumberger Ltd.	Call	USD	97.50	5/19/14	100	(43,500)
Tata Motors Ltd. — ADR	Call	USD	35.00	5/19/14	250	(67,500)
Tata Motors Ltd. — ADR	Call	USD	36.00	5/19/14	260	(52,650)
Tata Motors Ltd. — ADR	Call	USD	37.00	5/19/14	385	(52,938)
Tourmaline Oil Corp.	Call	CAD	52.00	5/19/14	616	(272,579)
Baidu, Inc. — ADR	Call	USD	170.00	5/30/14	89	(14,375)
Intesa Sanpaolo SpA	Call	EUR	2.50	6/20/14	705	(69,926)
UniCredit SpA	Call	EUR	6.80	6/20/14	56	(10,292)
UniCredit SpA	Call	EUR	7.00	6/20/14	56	(6,979)
Baidu, Inc. — ADR	Call	USD	175.00	6/23/14	82	(17,712)
Cemex SAB de CV — ADR	Call	USD	13.00	6/23/14	1,500	(57,750)
Euronet Worldwide, Inc.	Call	USD	45.00	6/23/14	180	(46,350)
Gildan Activewear, Inc.	Call	CAD	58.00	6/23/14	305	(32,001)
Petroleo Brasileiro SA — ADR	Call	USD	15.00	6/23/14	1,035	(43,470)
Tata Motors Ltd. — ADR	Call	USD	38.00	6/23/14	269	(46,403)
Tata Motors Ltd. — ADR	Call	USD	38.00	7/21/14	250	(53,125)
Tourmaline Oil Corp.	Call	CAD	54.00	7/21/14	610	(214,269)
Total						$(1,591,655)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.21	5/02/14	200,000	$(3)
MEG Energy Corp.	Deutsche Bank AG	Call	CAD	32.50	5/02/14	68,800	(436,949)
Ryanair Holdings PLC — ADR	Morgan Stanley & Co. International PLC	Call	USD	58.55	5/02/14	25,400	—
AstraZeneca PLC	Credit Suisse International	Call	GBP	40.19	5/05/14	46,800	(518,594)

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AstraZeneca PLC	Goldman Sachs International	Call	GBP	40.28	5/05/14	12,600	$ (137,688)
AstraZeneca PLC	Goldman Sachs International	Call	GBP	41.33	5/05/14	25,000	(228,648)
DMG MORI SEIKI AG	Goldman Sachs International	Call	EUR	22.51	5/05/14	72,600	(45,652)
DS Smith PLC	Société Générale	Call	GBP	3.20	5/05/14	180,000	(5,738)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	5.87	5/05/14	116,200	(21,608)
UBS AG	Morgan Stanley & Co. International PLC	Call	CHF	18.83	5/05/14	132,200	(11,689)
Aalberts Industries NV	Goldman Sachs International	Call	EUR	24.41	5/06/14	23,900	(2,827)
Adecco SA	Morgan Stanley & Co. International PLC	Call	CHF	74.08	5/06/14	20,400	(25,236)
Bayer AG	Credit Suisse International	Call	EUR	98.50	5/06/14	6,500	(22,758)
Bayer AG	Goldman Sachs International	Call	EUR	96.56	5/06/14	6,200	(34,741)
ProSiebenSat.1 Media AG	Morgan Stanley & Co. International PLC	Call	EUR	33.59	5/06/14	50,000	(2,281)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	18.99	5/06/14	46,000	(989)
Rio Tinto PLC	Credit Suisse International	Call	GBP	33.24	5/06/14	35,700	(5,809)
Roche Holding AG	Morgan Stanley & Co. International PLC	Call	CHF	267.51	5/06/14	59,000	(12,997)
Societe Generale SA	Goldman Sachs International	Call	EUR	48.34	5/06/14	43,800	(2,120)
Chr Hansen Holding A/S	Morgan Stanley & Co. International PLC	Call	DKK	221.00	5/07/14	31,000	(124,251)
Daimler AG	Morgan Stanley & Co. International PLC	Call	EUR	67.78	5/07/14	35,500	(47,183)
Halma PLC	Deutsche Bank AG	Call	GBP	6.28	5/07/14	40,000	(1)
Hargreaves Lansdown PLC	Morgan Stanley & Co. International PLC	Call	GBP	13.91	5/07/14	59,000	(1)
Kingspan Group PLC	Credit Suisse International	Call	EUR	14.76	5/07/14	13,000	(30)
Novartis AG	Deutsche Bank AG	Call	CHF	73.00	5/07/14	38,400	(154,316)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	48.27	5/07/14	13,000	(1)
Randstad Holding NV	Goldman Sachs International	Call	EUR	44.48	5/07/14	29,300	(5,772)
Statoil ASA	Deutsche Bank AG	Call	NOK	166.73	5/07/14	64,750	(157,939)
Svenska Cellulosa AB SCA, Class B	Goldman Sachs International	Call	SEK	187.58	5/07/14	74,500	(5,184)
Cemex SAB de CV — ADR	Deutsche Bank AG	Call	USD	12.65	5/08/14	52,000	(10,421)
Epistar Corp.	Citibank N.A.	Call	TWD	72.81	5/08/14	853,000	(1,314)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	508,049.83	5/08/14	130	(13,506)
Makita Corp.	Bank of America N.A.	Call	JPY	5,865.00	5/08/14	97,800	(9,213)
MEG Energy Corp.	Morgan Stanley & Co. International PLC	Call	CAD	34.88	5/08/14	56,200	(235,212)
Nabtesco Corp.	Citibank N.A.	Call	JPY	2,552.70	5/08/14	111,600	(8)
NAVER Corp.	UBS AG	Call	KRW	820,910.00	5/08/14	2,500	(3,076)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.93	5/08/14	114,000	(3,114)
Ping An Insurance Group Co. of China Ltd., Class H	Morgan Stanley & Co. International PLC	Call	HKD	63.73	5/08/14	92,000	(25)
Randstad Holding NV	Morgan Stanley & Co. International PLC	Call	EUR	44.01	5/08/14	27,800	(9,603)
Samsonite International SA	Deutsche Bank AG	Call	HKD	21.36	5/08/14	477,000	(202,658)
SMC Corp.	Bank of America N.A.	Call	JPY	26,101.80	5/08/14	3,800	(1,389)
SMC Corp.	Bank of America N.A.	Call	JPY	28,747.30	5/08/14	5,300	(5)
SMC Corp.	UBS AG	Call	JPY	25,944.83	5/08/14	10,600	(5,079)
SoftBank Corp.	Citibank N.A.	Call	JPY	7,749.93	5/08/14	38,000	(44,219)
SoftBank Corp.	Morgan Stanley & Co. International PLC	Call	JPY	8,017.98	5/08/14	136,600	(54,878)
UBS AG	Goldman Sachs International	Call	CHF	18.92	5/08/14	132,200	(14,617)
Ryanair Holdings PLC — ADR	Morgan Stanley & Co. International PLC	Call	USD	56.45	5/12/14	14,700	(2,523)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	25.68	5/13/14	24,600	(573)
Daimler AG	Credit Suisse International	Call	EUR	70.98	5/13/14	51,200	(18,263)
DS Smith PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.21	5/13/14	270,000	(20,517)
ING Groep NV	Goldman Sachs International	Call	EUR	10.95	5/13/14	123,600	(8,576)
Monitise PLC	Goldman Sachs International	Call	GBP	0.82	5/13/14	1,060,000	(665)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	47.83	5/13/14	11,100	(5)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	81

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Statoil ASA	Deutsche Bank AG	Call	NOK	166.73	5/13/14	64,750	$ (161,743)
AIA Group Ltd.	Deutsche Bank AG	Call	HKD	36.88	5/14/14	1,177,800	(138,509)
Aixtron SE	Deutsche Bank AG	Call	EUR	11.99	5/14/14	59,000	(9,348)
Anhui Conch Cement Co. Ltd., Class H	Citibank N.A.	Call	HKD	32.62	5/14/14	796,000	(4,915)
ASM Pacific Technology Ltd.	Goldman Sachs International	Call	HKD	81.20	5/14/14	94,800	(66,038)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.56	5/14/14	79,392	(7,938)
Epistar Corp.	Morgan Stanley & Co. International PLC	Call	TWD	76.36	5/14/14	1,185,000	(1,541)
Halma PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.16	5/14/14	40,000	(246)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	526,802.87	5/14/14	80	(4,811)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	539,472.50	5/14/14	130	(4,142)
Kingspan Group PLC	Credit Suisse International	Call	EUR	14.76	5/14/14	13,000	(265)
Nabtesco Corp.	Goldman Sachs International	Call	JPY	2,442.35	5/14/14	126,600	(2,144)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	Call	DKK	246.54	5/14/14	29,700	(19,399)
Ping An Insurance Group Co. of China Ltd., Class H	Goldman Sachs International	Call	HKD	66.73	5/14/14	182,000	(32)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.15	5/14/14	200,100	(25,443)
Shinsei Bank Ltd.	Goldman Sachs International	Call	JPY	183.68	5/14/14	540,000	(88,579)
Skanska AB, B Shares	Goldman Sachs International	Call	SEK	147.85	5/14/14	121,000	(63,110)
Sumitomo Mitsui Financial Group, Inc.	Bank of America N.A.	Call	JPY	4,544.24	5/14/14	58,300	(1,204)
Tokyo Tatemono Co. Ltd.	Bank of America N.A.	Call	JPY	905.37	5/14/14	191,600	(6,846)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	Call	GBP	38.07	5/15/14	44,000	(647,254)
Banco Bradesco SA — ADR	Bank of America N.A.	Call	USD	13.91	5/15/14	50,000	(50,011)
Chr Hansen Holding A/S	Morgan Stanley & Co. International PLC	Call	DKK	216.88	5/15/14	35,900	(171,644)
CRH PLC	Morgan Stanley & Co. International PLC	Call	GBP	17.07	5/15/14	77,000	(62,215)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.90	5/15/14	50,000	(3,545)
Svenska Cellulosa AB SCA, Class B	Goldman Sachs International	Call	SEK	187.58	5/15/14	74,500	(11,261)
Telefonica Deutschland Holding AG	Deutsche Bank AG	Call	EUR	5.84	5/15/14	116,000	(30,693)
Telefonica Deutschland Holding AG	Goldman Sachs International	Call	EUR	5.89	5/15/14	96,700	(20,242)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	539,472.50	5/20/14	130	(6,407)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.15	5/20/14	200,100	(28,854)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	25.04	5/21/14	21,700	(2,434)
Anheuser-Busch InBev NV	Morgan Stanley & Co. International PLC	Call	EUR	77.64	5/21/14	39,300	(101,549)
Erste Group Bank AG	Morgan Stanley & Co. International PLC	Call	EUR	25.50	5/21/14	83,500	(40,464)
Halma PLC	Deutsche Bank AG	Call	GBP	5.87	5/21/14	40,000	(1,612)
ING Groep NV	Credit Suisse International	Call	EUR	10.32	5/21/14	206,300	(83,283)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	526,802.87	5/21/14	80	(6,798)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	14.72	5/21/14	10,000	(397)
Nokia OYJ	Goldman Sachs International	Call	EUR	5.67	5/21/14	260,000	(30,312)
Novartis AG	Credit Suisse International	Call	CHF	74.44	5/21/14	88,350	(243,072)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	46.70	5/21/14	26,000	(23)
Randstad Holding NV	Deutsche Bank AG	Call	EUR	41.76	5/21/14	56,000	(127,809)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	18.70	5/21/14	46,000	(11,618)
Rio Tinto PLC	Credit Suisse International	Call	GBP	34.14	5/21/14	27,500	(7,679)
Schneider Electric SA	Deutsche Bank AG	Call	EUR	65.15	5/21/14	18,000	(62,707)
Yaskawa Electric Corp.	Goldman Sachs International	Call	JPY	1,471.60	5/21/14	200,000	(228)
Aixtron SE	Morgan Stanley & Co. International PLC	Call	EUR	12.26	5/22/14	24,300	(3,788)

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Copa Holdings SA, Class A	Bank of America N.A.	Call	USD	150.39	5/22/14	9,400	$(6,649)
Nordea Bank AB	Morgan Stanley & Co. International PLC	Call	SEK	90.98	5/22/14	97,000	(53,378)
ProSiebenSat.1 Media AG	Morgan Stanley & Co. International PLC	Call	EUR	32.43	5/22/14	73,000	(57,524)
Vivendi SA	JPMorgan Chase Bank N.A.	Call	EUR	20.24	5/22/14	147,000	(19,762)
Calbee, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	2,505.28	5/27/14	86,000	(58,860)
Cemex SAB de CV — ADR	Deutsche Bank AG	Call	USD	12.65	5/27/14	52,000	(19,365)
China Cinda Asset Management Co. Ltd., Class H	Deutsche Bank AG	Call	HKD	4.33	5/27/14	1,010,000	(8,227)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	539,472.50	5/27/14	130	(9,061)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.15	5/27/14	200,100	(32,292)
Beijing Enterprises Water Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	5.43	5/28/14	1,625,000	(17,107)
Foxtons Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.75	5/28/14	25,000	(295)
Hyundai Development Co.	Morgan Stanley & Co. International PLC	Call	KRW	29,423.29	5/28/14	25,000	(32,333)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	526,802.87	5/28/14	80	(8,662)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	14.72	5/28/14	10,000	(687)
NH Hoteles SA	UBS AG	Call	EUR	5.30	5/28/14	50,000	(1,458)
Publicis Groupe SA	Credit Suisse International	Call	EUR	64.07	5/28/14	9,300	(9,890)
Sacyr SA	Goldman Sachs International	Call	EUR	5.12	5/28/14	378,000	(47,971)
Schneider Electric SA	Morgan Stanley & Co. International PLC	Call	EUR	67.37	5/28/14	15,600	(22,573)
Shinsei Bank Ltd.	Bank of America N.A.	Call	JPY	205.64	5/28/14	683,600	(44,387)
Skanska AB, B Shares	Morgan Stanley & Co. International PLC	Call	SEK	152.70	5/28/14	67,000	(23,426)
Svenska Cellulosa AB SCA, Class B	Deutsche Bank AG	Call	SEK	193.29	5/28/14	93,000	(13,956)
Crest Nicholson Holdings PLC	Credit Suisse International	Call	GBP	3.71	5/29/14	50,000	(2,845)
Nabtesco Corp.	Citibank N.A.	Call	JPY	2,385.00	5/29/14	53,800	(8,344)
Nokia OYJ	Credit Suisse International	Call	EUR	5.69	6/02/14	170,000	(28,101)
Babcock International Group PLC	Goldman Sachs International	Call	GBP	12.09	6/03/14	135,000	(45,982)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.72	6/03/14	36,000	(2,336)
CRH PLC	Morgan Stanley & Co. International PLC	Call	GBP	16.73	6/03/14	35,200	(50,458)
Great Wall Motor Co. Ltd., Class H	Goldman Sachs International	Call	HKD	42.58	6/03/14	273,000	(3,193)
Halma PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.13	6/03/14	70,000	(1,155)
Imperial Tobacco Group PLC	Goldman Sachs International	Call	GBP	25.36	6/03/14	65,800	(84,166)
Mitsui Osk Lines Ltd.	Goldman Sachs International	Call	JPY	390.06	6/03/14	690,000	(15,021)
Naspers Ltd., N Shares	Deutsche Bank AG	Call	ZAR	1,066.56	6/03/14	11,600	(32,111)
Naspers Ltd., N Shares	Morgan Stanley & Co. International PLC	Call	ZAR	1,180.22	6/03/14	16,200	(12,428)
NH Hoteles SA	Morgan Stanley & Co. International PLC	Call	EUR	5.23	6/03/14	100,000	(3,914)
Rexel SA	Goldman Sachs International	Call	EUR	18.91	6/03/14	123,200	(35,863)
Sacyr SA	Credit Suisse International	Call	EUR	4.84	6/03/14	434,000	(120,876)
Adecco SA	Morgan Stanley & Co. International PLC	Call	CHF	71.19	6/04/14	30,000	(131,467)
Banco Bradesco SA — ADR	Bank of America N.A.	Call	USD	13.91	6/04/14	50,000	(57,144)
Beijing Enterprises Water Group Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	5.51	6/04/14	1,625,000	(19,269)
Calbee, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	2,517.56	6/04/14	86,000	(62,189)
Daimler AG	UBS AG	Call	EUR	67.85	6/04/14	15,100	(37,188)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	526,802.87	6/04/14	80	(10,214)
Kenedix Office Investment Corp. — REIT	Morgan Stanley & Co. International PLC	Call	JPY	539,472.50	6/04/14	130	(11,673)
Novo Nordisk A/S, Class B	Deutsche Bank AG	Call	DKK	243.60	6/04/14	53,500	(68,708)
Novo Nordisk A/S, Class B	Goldman Sachs International	Call	DKK	248.78	6/04/14	30,600	(26,910)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	83

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Samsonite International SA	Deutsche Bank AG	Call	HKD	25.31	6/04/14	115,200	$(12,302)
UBS AG	Goldman Sachs International	Call	CHF	18.34	6/04/14	185,200	(91,841)
Yaskawa Electric Corp.	Goldman Sachs International	Call	JPY	1,471.60	6/04/14	200,000	(1,861)
Aalberts Industries NV	Morgan Stanley & Co. International PLC	Call	EUR	25.53	6/05/14	24,300	(4,001)
Anhui Conch Cement Co. Ltd., Class H	Morgan Stanley & Co. International PLC	Call	HKD	31.76	6/05/14	387,000	(17,688)
Babcock International Group PLC	Goldman Sachs International	Call	GBP	12.26	6/05/14	39,696	(17,152)
Babcock International Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.41	6/05/14	76,443	(26,555)
Copa Holdings SA, Class A	Bank of America N.A.	Call	USD	150.39	6/05/14	9,400	(9,203)
Hyundai Development Co.	Morgan Stanley & Co. International PLC	Call	KRW	29,708.95	6/05/14	25,000	(33,240)
Nordea Bank AB	Morgan Stanley & Co. International PLC	Call	SEK	90.98	6/05/14	97,000	(57,754)
Nordea Bank AB	UBS AG	Call	SEK	92.47	6/05/14	75,900	(31,898)
Ryanair Holdings PLC — ADR	Deutsche Bank AG	Call	USD	60.50	6/05/14	28,300	(8,909)
Schneider Electric SA	UBS AG	Call	EUR	66.46	6/05/14	26,000	(62,421)
SMC Corp.	UBS AG	Call	JPY	26,297.43	6/05/14	10,100	(32,772)
Vivendi SA	Goldman Sachs International	Call	EUR	20.15	6/05/14	112,600	(35,318)
Bayer AG	Credit Suisse International	Call	EUR	93.80	6/06/14	53,200	(558,488)
Bayer AG	Credit Suisse International	Call	EUR	99.52	6/06/14	10,000	(31,679)
Novartis AG	Goldman Sachs International	Call	CHF	74.65	6/06/14	88,400	(254,627)
Rio Tinto PLC	Deutsche Bank AG	Call	GBP	33.85	6/06/14	35,700	(22,574)
Aixtron SE	Deutsche Bank AG	Call	EUR	12.05	6/10/14	59,000	(22,495)
Chr Hansen Holding A/S	Goldman Sachs International	Call	DKK	236.23	6/10/14	36,000	(74,444)
DS Smith PLC	UBS AG	Call	GBP	3.10	6/10/14	270,000	(67,898)
Halma PLC	Goldman Sachs International	Call	GBP	5.97	6/10/14	70,000	(3,536)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	Call	EUR	13.97	6/10/14	10,000	(4,495)
NAVER Corp.	Morgan Stanley & Co. International PLC	Call	KRW	780,000.00	6/10/14	1,405	(38,596)
NH Hoteles SA	Goldman Sachs International	Call	EUR	5.07	6/10/14	113,500	(10,824)
Statoil ASA	Morgan Stanley & Co. International PLC	Call	NOK	169.48	6/10/14	128,400	(253,549)
Svenska Cellulosa AB SCA, Class B	Deutsche Bank AG	Call	SEK	185.88	6/10/14	133,800	(66,974)
Actelion Ltd.	UBS AG	Call	CHF	89.37	6/11/14	32,400	(92,638)
Nokia OYJ	Credit Suisse International	Call	EUR	5.69	6/11/14	170,000	(24,453)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	42.78	6/11/14	25,000	(5,917)
Rexel SA	Goldman Sachs International	Call	EUR	18.49	6/11/14	30,000	(16,137)
Societe Generale SA	Goldman Sachs International	Call	EUR	45.26	6/11/14	13,100	(16,855)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	4,284.50	6/11/14	162,300	(89,184)
Tokyo Tatemono Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	849.74	6/11/14	200,000	(64,085)
Nabtesco Corp.	Citibank N.A.	Call	JPY	2,385.00	6/12/14	53,800	(13,940)
Ping An Insurance Group Co. of China Ltd., Class H	UBS AG	Call	HKD	61.76	6/12/14	443,500	(27,304)
Shinsei Bank Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	207.00	6/12/14	474,000	(38,674)
Aalberts Industries NV	Deutsche Bank AG	Call	EUR	24.60	6/13/14	21,000	(12,132)
BNP Paribas SA	Bank of America N.A.	Call	EUR	57.02	6/13/14	62,800	(40,584)
Novo Nordisk A/S, Class B	Goldman Sachs International	Call	DKK	246.64	6/13/14	62,000	(58,166)
Shire PLC	Deutsche Bank AG	Call	GBP	33.17	6/13/14	36,500	(149,793)
Aixtron SE	Morgan Stanley & Co. International PLC	Call	EUR	12.26	6/17/14	24,300	(8,216)
Crest Nicholson Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.56	6/17/14	50,000	(8,823)
CRH PLC	Goldman Sachs International	Call	GBP	17.45	6/17/14	161,000	(149,912)
Foxtons Group PLC	Bank of America N.A.	Call	GBP	3.25	6/17/14	25,000	(5,188)
Great Wall Motor Co. Ltd., Class H	Goldman Sachs International	Call	HKD	42.58	6/17/14	273,000	(7,446)
Halma PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.00	6/17/14	35,000	(1,882)

See Notes to Financial Statements.

84	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Kingspan Group PLC	Goldman Sachs International	Call	EUR	14.15	6/17/14	10,000	$(4,231)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.76	6/17/14	100,000	(32,209)
NH Hoteles SA	Morgan Stanley & Co. International PLC	Call	EUR	5.23	6/17/14	100,000	(7,671)
Samsonite International SA	Deutsche Bank AG	Call	HKD	24.82	6/17/14	350,700	(55,148)
Suncor Energy, Inc.	UBS AG	Call	CAD	41.78	6/17/14	35,500	(38,515)
Anheuser-Busch InBev NV	Morgan Stanley & Co. International PLC	Call	EUR	79.13	6/18/14	47,400	(106,427)
Anhui Conch Cement Co. Ltd., Class H	UBS AG	Call	HKD	33.07	6/18/14	387,000	(14,180)
Hargreaves Lansdown PLC	Goldman Sachs International	Call	GBP	12.17	6/18/14	59,000	(26,688)
Monitise PLC	Morgan Stanley & Co. International PLC	Call	GBP	0.66	6/18/14	1,060,000	(104,250)
Credicorp Ltd.	Morgan Stanley & Co. International PLC	Call	USD	145.42	6/19/14	9,600	(63,489)
Vivendi SA	Morgan Stanley & Co. International PLC	Call	EUR	19.79	6/24/14	128,500	(65,266)
Actelion Ltd.	UBS AG	Call	CHF	89.37	6/25/14	32,400	(112,542)
Aixtron SE	Goldman Sachs International	Call	EUR	11.60	6/25/14	59,100	(44,470)
Imperial Tobacco Group PLC	Goldman Sachs International	Call	GBP	25.36	6/25/14	65,800	(102,069)
Tokyo Tatemono Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	849.68	6/25/14	200,000	(78,134)
Aalberts Industries NV	Deutsche Bank AG	Call	EUR	24.60	6/26/14	21,000	(14,272)
Chr Hansen Holding A/S	Bank of America N.A.	Call	DKK	245.02	6/26/14	19,000	(28,012)
DS Smith PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.22	6/26/14	178,000	(32,686)
Halma PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.00	6/26/14	35,000	(2,405)
NH Hoteles SA	Morgan Stanley & Co. International PLC	Call	EUR	5.01	6/26/14	180,000	(30,212)
Nokia OYJ	UBS AG	Call	EUR	5.41	6/26/14	127,000	(43,038)
OSRAM Licht AG	Goldman Sachs International	Call	EUR	42.28	6/26/14	25,000	(10,522)
Publicis Groupe SA	Morgan Stanley & Co. International PLC	Call	EUR	61.48	6/26/14	58,000	(119,143)
Shinsei Bank Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	205.92	6/26/14	556,000	(57,035)
Adecco SA	Deutsche Bank AG	Call	CHF	74.44	6/27/14	30,000	(90,630)
Shire PLC	Deutsche Bank AG	Call	GBP	33.17	6/27/14	36,500	(167,719)
Suncor Energy, Inc.	UBS AG	Call	CAD	41.78	6/30/14	35,500	(42,952)
Kingspan Group PLC	UBS AG	Call	EUR	13.16	7/01/14	12,000	(14,113)
Halma PLC	Morgan Stanley & Co. International PLC	Call	GBP	5.83	7/02/14	40,000	(5,931)
NH Hoteles SA	Goldman Sachs International	Call	EUR	4.55	7/08/14	80,000	(37,953)
Halma PLC	Credit Suisse International	Call	GBP	5.72	7/09/14	35,000	(7,868)
Shinsei Bank Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	203.27	7/10/14	556,000	(71,252)
Halma PLC	UBS AG	Call	GBP	5.89	7/28/14	38,000	(6,411)
Total							$(10,713,900)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	85

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Austria	—	$10,242,001	—	$10,242,001
Belgium	—	16,855,747	—	16,855,747
Brazil	$7,907,376	—	—	7,907,376
Canada	32,650,431	—	—	32,650,431
China	11,534,167	28,736,878	—	40,271,045
Denmark	4,978,664	24,320,707	—	29,299,371
Finland	—	14,760,999	—	14,760,999
France	11,114,322	61,251,174	—	72,365,496
Germany	—	72,692,217	—	72,692,217
Greece	—	7,409,495	—	7,409,495
Hong Kong	1,916,803	17,882,132	—	19,798,935
India	9,444,808	—	—	9,444,808
Indonesia	—	11,573,123	—	11,573,123
Ireland	34,879,088	21,804,189	—	56,683,277
Italy	8,156,776	20,704,839	—	28,861,615
Japan	24,441,569	97,918,321	—	122,359,890
Malaysia	1,724,055	—	—	1,724,055
Mexico	9,787,759	—	—	9,787,759
Netherlands	—	26,829,696	—	26,829,696
New Zealand	—	7,793,842	—	7,793,842
Norway	—	14,032,435	—	14,032,435
Panama	4,640,104	—	—	4,640,104
Peru	2,596,950	—	—	2,596,950
South Africa	—	4,696,614	—	4,696,614
South Korea	3,694,822	5,112,829	—	8,807,651
Spain	—	25,479,687	—	25,479,687
Sweden	6,959,137	23,987,977	—	30,947,114
Switzerland	—	97,910,984	—	97,910,984
Taiwan	2,796,583	7,956,861	—	10,753,444
Turkey	5,582,833	—	—	5,582,833
United Kingdom	51,871,286	90,864,242	$5,070,808	147,806,336
United States	10,323,064	—	—	10,323,064
Investment Companies	7,395,620	—	—	7,395,620
Rights	1,379,800	—	—	1,379,800
Warrants	215,196	—	—	215,196
Short-Term Securities	—	10,177,930	—	10,177,930
Total	$255,991,213	$720,994,919	$5,070,808	$982,056,940

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,365,973)	$(10,939,582)	—	$(12,305,555)
[1] Derivative financial instruments are options written, which are shown at value.

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,255,325	—	—	$2,255,325
Cash pledged as collateral for OTC derivatives	7,744,504	—	—	7,744,504
Cash pledged as collateral for exchange-traded options written	4,050,000	—	—	4,050,000
Liabilities:
Bank overdraft	—	$(3,767,000)	—	(3,767,000)
Collateral on securities loaned at value	—	(10,177,930)	—	(10,177,930)
Total	$14,049,829	$(13,944,930)	—	$104,899

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013, the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of April 30 2014, securities with a value of $119,208,229 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to April 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	87

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 15.7%
Agrium, Inc.	67,900	$6,523,153
Air Products & Chemicals, Inc. (a)	88,600	10,412,272
Celanese Corp., Series A (a)	89,300	5,485,699
The Dow Chemical Co.	154,325	7,700,818
EI du Pont de Nemours & Co. (a)	347,800	23,413,894
Monsanto Co. (a)	64,500	7,140,150
The Mosaic Co. (a)	19,000	950,760
Olin Corp.	162,200	4,557,820
Potash Corp. of Saskatchewan, Inc. (a)	179,400	6,487,104
Praxair, Inc. (a)	157,600	20,574,680

		93,246,350
Containers & Packaging — 2.8%
MeadWestvaco Corp.	419,800	16,401,586
Energy Equipment & Services — 3.6%
Cameron International Corp. (a)(b)	56,000	3,637,760
Halliburton Co. (a)	124,400	7,845,908
Schlumberger Ltd. (a)	99,983	10,153,274

		21,636,942
Machinery — 4.7%
Caterpillar, Inc. (a)	199,500	21,027,300
Deere & Co. (a)	71,400	6,664,476

		27,691,776
Metals & Mining — 31.8%
African Rainbow Minerals Ltd.	224,750	4,231,849
Agnico Eagle Mines Ltd.	48,400	1,430,704
Alcoa, Inc. (a)	250,650	3,376,256
Allegheny Technologies, Inc. (a)	35,000	1,442,000
Alumina Ltd. (b)	1,627,566	2,044,454
Anglo American Platinum Ltd. (b)	35,444	1,687,669
Anglo American PLC	77,945	2,083,702
AngloGold Ashanti Ltd. — ADR (a)(b)	166,165	3,007,588
Barrick Gold Corp. (a)	87,000	1,519,890
BHP Billiton PLC	648,600	21,056,284
Carpenter Technology Corp. (a)	36,366	2,283,785
Cia de Minas Buenaventura SAA — ADR	143,900	1,870,700
Detour Gold Corp. (a)(b)	129,200	1,286,047
Dominion Diamond Corp. (a)(b)	126,700	1,591,770
Eldorado Gold Corp.	409,900	2,498,182
First Quantum Minerals Ltd. (a)	484,600	9,651,766
Freeport-McMoRan Copper & Gold, Inc. (a)	108,400	3,725,708
Fresnillo PLC	475,000	6,849,448
Glencore Xstrata PLC	3,270,868	17,648,759
Goldcorp, Inc.	216,950	5,363,004
Goldcorp, Inc.	80,000	1,975,822
Iluka Resources Ltd.	812,686	6,751,615
Impala Platinum Holdings Ltd.	130,000	1,465,527
Industrias Penoles SAB de CV	292,531	6,810,649
Jiangxi Copper Co. Ltd., Class H	1,339,500	2,215,934
Kazakhmys PLC (b)	444,011	1,784,950
Kinross Gold Corp.	314,024	1,274,937
Lundin Mining Corp. (a)(b)	796,600	4,070,033
Minsur SA	3,846,986	2,439,051
MMC Norilsk Nickel OJSC — ADR	68,120	1,231,553
Nevsun Resources Ltd.	978,250	3,543,317
New Gold, Inc. (b)	284,900	1,440,031
Newcrest Mining Ltd. (b)	314,085	3,063,317
OZ Minerals Ltd.	381,759	1,313,837
Platinum Group Metals Ltd. (b)(c)	888,518	916,040
Randgold Resources Ltd. — ADR (a)	38,341	3,069,964
Rio Tinto PLC	381,629	20,748,195
Silver Wheaton Corp.	80,000	1,776,000

Common Stocks	Shares	Value
Metals & Mining (concluded)
Southern Copper Corp. (a)	68,806	$2,073,813
Teck Resources Ltd., Class B (a)	330,203	7,525,634
United States Steel Corp. (a)	38,200	993,964
Vale SA — ADR (a)	493,983	6,530,455
Vedanta Resources PLC	390,288	6,249,741
Western Areas Ltd.	879,500	3,394,882
Zijin Mining Group Co Ltd., Class H	5,225,731	1,276,727

		188,585,553
Oil, Gas & Consumable Fuels — 32.3%
Anadarko Petroleum Corp. (a)	92,200	9,129,644
BG Group PLC	347,000	7,019,541
BP PLC	1,143,839	9,657,516
Cairn Energy PLC (b)	498,000	1,551,150
Canadian Natural Resources Ltd. (a)	107,000	4,359,856
Canadian Oil Sands Ltd. (a)	81,704	1,771,168
Caracal Energy, Inc. (b)	275,700	2,527,607
Chevron Corp. (a)(d)	177,800	22,317,456
Cimarex Energy Co. (a)	36,000	4,288,320
ConocoPhillips (a)	156,300	11,614,653
CONSOL Energy, Inc. (a)	63,579	2,829,901
Devon Energy Corp. (a)	42,000	2,940,000
Enbridge, Inc. (a)	59,800	2,885,655
Encana Corp. (a)	191,000	4,424,515
EOG Resources, Inc. (a)	70,000	6,860,000
Exxon Mobil Corp. (a)(d)	210,800	21,588,028
Imperial Oil Ltd. (a)	52,000	2,539,154
Kosmos Energy Ltd. (b)	216,570	2,364,944
Murphy Oil Corp.	33,500	2,124,905
Noble Energy, Inc. (a)	101,000	7,249,780
Oil Search Ltd.	585,197	4,848,349
Phillips 66 (a)	49,400	4,111,068
Pioneer Natural Resources Co. (a)	28,000	5,411,560
Range Resources Corp. (a)	36,000	3,256,200
Royal Dutch Shell PLC — ADR	287,400	22,629,876
Southwestern Energy Co. (a)(b)	67,500	3,231,900
Statoil ASA	198,451	6,049,860
Total SA	94,700	6,775,224
TransCanada Corp. (a)	115,400	5,378,069

		191,735,899
Paper & Forest Products — 3.8%
Fibria Celulose SA — ADR (b)	238,100	2,364,333
International Paper Co. (a)	341,900	15,949,635
Mondi PLC	237,512	3,948,360

		22,262,328
Real Estate Investment Trusts (REITs) — 2.2%
Weyerhaeuser Co. (a)	439,200	13,110,120
Total Long-Term Investments (Cost — $478,206,377) — 96.9%		574,670,554

See Notes to Financial Statements.

88	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	24,861,572	$24,861,572

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.18% (e)(f)(g)	$71	70,955
Total Short-Term Securities (Cost — $ 24,932,527) — 4.2%		24,932,527
Total Investments Before Options Written (Cost — $ 503,138,904) — 101.1%		599,603,081

Options Written	Value
(Premiums Received — $4,432,487) — (1.0)%	$(6,182,281)
Total Investments Net of Options Written — 100.1%	593,420,800
Liabilities in Excess of Other Assets — (0.1)%	(482,297)

Net Assets — 100.0%	$592,938,503

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	21,163,179	3,698,393	24,861,572	$4,174
BlackRock Liquidity Series, LLC, Money Market Series	—	$70,955	$70,955	$161

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EI du Pont de Nemours & Co.	Call	USD	67.00	5/02/14	340	$(17,510)
EOG Resources, Inc.	Call	USD	100.00	5/02/14	76	(1,748)
Exxon Mobil Corp.	Call	USD	94.00	5/02/14	252	(204,120)
Schlumberger Ltd.	Call	USD	91.00	5/02/14	87	(88,522)
Chevron Corp.	Call	USD	120.00	5/05/14	82	(46,945)
ConocoPhillips	Call	USD	68.50	5/05/14	326	(197,230)
Deere & Co.	Call	USD	89.00	5/05/14	249	(108,905)
Schlumberger Ltd.	Call	USD	93.00	5/05/14	87	(73,732)
Caterpillar, Inc.	Call	USD	105.00	5/09/14	100	(13,750)
EI du Pont de Nemours & Co.	Call	USD	67.00	5/09/14	340	(26,860)
EOG Resources, Inc.	Call	USD	100.00	5/09/14	111	(20,702)
EOG Resources, Inc.	Call	USD	102.00	5/09/14	58	(6,989)
The Mosaic Co.	Call	USD	50.00	5/09/14	17	(1,556)
Potash Corp. of Saskatchewan, Inc.	Call	USD	35.50	5/09/14	317	(27,104)
Air Products & Chemicals, Inc.	Call	USD	120.00	5/19/14	155	(18,600)
Alcoa, Inc.	Call	USD	12.00	5/19/14	439	(65,192)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	89

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of April 30, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Allegheny Technologies, Inc.	Call	USD	42.50	5/19/14	131	$(5,240)
Anadarko Petroleum Corp.	Call	USD	87.50	5/19/14	180	(207,450)
AngloGold Ashanti Ltd. — ADR	Call	USD	19.00	5/19/14	290	(8,700)
Cameron International Corp.	Call	USD	65.00	5/19/14	196	(22,050)
Canadian Natural Resources Ltd.	Call	CAD	46.00	5/19/14	188	(6,175)
Canadian Oil Sands Ltd.	Call	CAD	23.00	5/19/14	240	(19,379)
Carpenter Technology Corp.	Call	USD	65.00	5/19/14	63	(2,835)
Caterpillar, Inc.	Call	USD	105.00	5/19/14	417	(70,682)
Cimarex Energy Co.	Call	USD	125.00	5/19/14	50	(7,625)
ConocoPhillips	Call	USD	75.00	5/19/14	326	(21,679)
CONSOL Energy, Inc.	Call	USD	43.00	5/19/14	111	(20,868)
Detour Gold Corp.	Call	CAD	11.50	5/19/14	220	(5,520)
Detour Gold Corp.	Call	CAD	12.00	5/19/14	230	(3,148)
Devon Energy Corp.	Call	USD	72.50	5/19/14	147	(8,820)
Dominion Diamond Corp.	Call	CAD	14.00	5/19/14	220	(3,613)
EI du Pont de Nemours & Co.	Call	USD	70.00	5/19/14	305	(1,830)
Enbridge, Inc.	Call	CAD	52.00	5/19/14	161	(16,966)
Encana Corp.	Call	CAD	26.00	5/19/14	334	(12,342)
Exxon Mobil Corp.	Call	USD	100.00	5/19/14	199	(54,426)
First Quantum Minerals Ltd.	Call	CAD	20.00	5/19/14	848	(147,774)
First Quantum Minerals Ltd.	Call	CAD	21.00	5/19/14	848	(82,785)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	5/19/14	142	(12,212)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	35.00	5/19/14	135	(5,062)
Halliburton Co.	Call	USD	62.50	5/19/14	310	(46,810)
Imperial Oil Ltd.	Call	CAD	50.00	5/19/14	91	(29,682)
Imperial Oil Ltd.	Call	CAD	52.00	5/19/14	91	(14,529)
Lundin Mining Corp.	Call	CAD	5.00	5/19/14	425	(23,265)
Noble Energy, Inc.	Call	USD	75.00	5/19/14	122	(3,660)
Phillips 66	Call	USD	80.00	5/19/14	172	(62,780)
Pioneer Natural Resources Co.	Call	USD	195.00	5/19/14	49	(24,745)
Potash Corp. of Saskatchewan, Inc.	Call	USD	36.00	5/19/14	310	(21,080)
Praxair, Inc.	Call	USD	132.00	5/19/14	551	(52,389)
Randgold Resources Ltd. — ADR	Call	USD	82.50	5/19/14	70	(8,225)
Range Resources Corp.	Call	USD	92.50	5/19/14	63	(6,615)
Range Resources Corp.	Call	USD	95.00	5/19/14	63	(2,835)
Schlumberger Ltd.	Call	USD	92.50	5/19/14	175	(159,688)
Southern Copper Corp.	Call	USD	31.00	5/19/14	120	(3,300)
Southwestern Energy Co.	Call	USD	47.00	5/19/14	217	(38,192)
Teck Resources Ltd., Class B	Call	CAD	27.00	5/19/14	365	(1,499)
TransCanada Corp.	Call	CAD	52.00	5/19/14	470	(7,933)
United States Steel Corp.	Call	USD	28.00	5/19/14	133	(1,729)
Vale SA — ADR	Call	USD	14.00	5/19/14	864	(9,936)
Monsanto Co.	Call	USD	112.00	5/22/14	112	(15,096)
Barrick Gold Corp.	Call	USD	19.50	5/23/14	304	(3,040)
Caterpillar, Inc.	Call	USD	103.00	5/23/14	980	(320,947)
Chevron Corp.	Call	USD	123.00	5/23/14	160	(53,200)
EI du Pont de Nemours & Co.	Call	USD	68.50	5/23/14	250	(8,125)
The Mosaic Co.	Call	USD	49.50	5/23/14	49	(7,056)
Chevron Corp.	Call	USD	123.00	5/30/14	160	(55,200)
Exxon Mobil Corp.	Call	USD	101.00	5/30/14	143	(30,459)
Anadarko Petroleum Corp.	Call	USD	100.00	6/04/14	143	(37,988)

See Notes to Financial Statements.

90	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-Traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Chevron Corp.	Call	USD	125.00	6/06/14	110	$(24,750)
Exxon Mobil Corp.	Call	USD	101.00	6/06/14	143	(31,818)
Halliburton Co.	Call	USD	64.50	6/06/14	125	(13,875)
Monsanto Co.	Call	USD	115.00	6/10/14	113	(11,184)
Air Products & Chemicals, Inc.	Call	USD	125.00	6/23/14	155	(18,988)
Alcoa, Inc.	Call	USD	13.00	6/23/14	439	(35,120)
Allegheny Technologies, Inc.	Call	USD	40.00	6/23/14	131	(29,148)
Canadian Oil Sands Ltd.	Call	CAD	25.00	6/23/14	250	(2,737)
Carpenter Technology Corp.	Call	USD	65.00	6/23/14	63	(7,560)
Celanese Corp., Series A	Call	USD	61.00	6/23/14	312	(57,720)
Chevron Corp.	Call	USD	125.00	6/23/14	110	(27,555)
Cimarex Energy Co.	Call	USD	120.00	6/23/14	76	(41,420)
Encana Corp.	Call	CAD	26.00	6/23/14	334	(20,569)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	6/23/14	100	(13,850)
International Paper Co.	Call	USD	46.00	6/23/14	601	(83,238)
Pioneer Natural Resources Co.	Call	USD	205.00	6/23/14	49	(21,560)
Randgold Resources Ltd. — ADR	Call	USD	82.50	6/23/14	70	(18,025)
Teck Resources Ltd., Class B	Call	CAD	26.00	6/23/14	420	(17,819)
Vale SA — ADR	Call	USD	14.00	6/23/14	864	(28,512)
Weyerhaeuser Co.	Call	USD	30.00	6/23/14	385	(21,175)
CONSOL Energy, Inc.	Call	USD	44.00	7/21/14	111	(26,529)
Total						$(3,269,801)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	74.28	5/02/14	6,300	$(28,082)
The Dow Chemical Co.	UBS AG	Call	USD	50.73	5/05/14	54,000	(9,013)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	11.15	5/05/14	20,700	(789)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	36.42	5/05/14	63,500	(168,035)
African Rainbow Minerals Ltd.	Goldman Sachs International	Call	ZAR	204.27	5/06/14	36,000	(3,300)
BG Group PLC	Credit Suisse International	Call	GBP	11.22	5/06/14	57,500	(74,763)
BP PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.79	5/06/14	160,000	(57,634)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	9.46	5/06/14	125,598	(1,269)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Goldman Sachs International	Call	USD	17.37	5/06/14	23,800	(17,011)
Rio Tinto PLC	Credit Suisse International	Call	GBP	33.24	5/06/14	51,000	(8,299)
Eldorado Gold Corp.	Morgan Stanley & Co. International PLC	Call	CAD	7.75	5/07/14	71,700	(24)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	11.09	5/07/14	21,500	(3,216)
Noble Energy, Inc.	Citibank N.A.	Call	USD	70.00	5/07/14	23,200	(44,756)
Statoil ASA	Deutsche Bank AG	Call	NOK	166.73	5/07/14	15,600	(38,052)
Total SA	Goldman Sachs International	Call	EUR	48.11	5/07/14	16,500	(79,595)
BHP Billiton PLC	Morgan Stanley & Co. International PLC	Call	GBP	19.45	5/08/14	113,500	(27,491)
Caracal Energy, Inc.	Credit Suisse International	Call	GBP	3.74	5/08/14	10,000	(28,479)
Oil Search Ltd.	Goldman Sachs International	Call	AUD	8.41	5/08/14	114,600	(55,258)
Western Areas Ltd.	Deutsche Bank AG	Call	AUD	3.54	5/08/14	307,800	(177,062)
International Paper Co.	Credit Suisse International	Call	USD	45.73	5/12/14	59,500	(67,765)
Agrium, Inc.	Credit Suisse International	Call	USD	97.00	5/13/14	11,800	(13,179)
Impala Platinum Holdings Ltd.	Goldman Sachs International	Call	ZAR	121.10	5/13/14	130,000	(26,045)
Statoil ASA	Deutsche Bank AG	Call	NOK	166.73	5/13/14	15,600	(38,968)
Total SA	Goldman Sachs International	Call	EUR	48.11	5/13/14	16,500	(80,895)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	91

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Alumina Ltd.	Deutsche Bank AG	Call	AUD	1.17	5/14/14	569,600	$(101,049)
Jiangxi Copper Co. Ltd., Class H	Goldman Sachs International	Call	HKD	12.46	5/14/14	469,000	(32,524)
MeadWestvaco Corp.	Citibank N.A.	Call	USD	36.42	5/14/14	63,500	(168,021)
Weyerhaeuser Co.	Citibank N.A.	Call	USD	29.77	5/14/14	76,700	(22,343)
Zijin Mining Group Co Ltd., Class H	Morgan Stanley & Co. International PLC	Call	HKD	1.67	5/14/14	1,830,000	(54,214)
Murphy Oil Corp.	Citibank N.A.	Call	USD	63.35	5/15/14	6,000	(6,956)
Olin Corp.	Credit Suisse International	Call	USD	27.93	5/15/14	27,100	(14,985)
Minsur SA	Citibank N.A.	Call	PEN	1.60	5/20/14	320,000	(20,576)
Deere & Co.	Citibank N.A.	Call	USD	92.00	5/21/14	28,600	(72,019)
Eldorado Gold Corp.	Morgan Stanley & Co. International PLC	Call	CAD	7.75	5/21/14	71,700	(1,152)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.17	5/21/14	63,600	(51,271)
Agrium, Inc.	Credit Suisse International	Call	USD	97.00	5/27/14	11,800	(21,083)
Canadian Natural Resources Ltd.	Citibank N.A.	Call	CAD	44.53	5/28/14	9,300	(10,344)
Minsur SA	UBS AG	Call	PEN	1.65	5/28/14	400,000	(20,700)
Statoil ASA	UBS AG	Call	NOK	169.92	5/28/14	40,350	(77,222)
Murphy Oil Corp.	Citibank N.A.	Call	USD	63.35	5/29/14	6,000	(9,914)
Kazakhmys PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.80	5/30/14	108,000	(5,868)
BHP Billiton PLC	Morgan Stanley & Co. International PLC	Call	GBP	19.39	6/03/14	113,500	(76,675)
Glencore Xstrata PLC	Deutsche Bank AG	Call	GBP	3.20	6/03/14	615,000	(67,842)
Mondi PLC	Morgan Stanley & Co. International PLC	Call	GBP	10.16	6/03/14	83,000	(26,965)
Statoil ASA	UBS AG	Call	NOK	169.92	6/03/14	40,350	(77,527)
MeadWestvaco Corp.	Goldman Sachs International	Call	USD	38.50	6/04/14	19,900	(19,888)
Southwestern Energy Co.	Goldman Sachs International	Call	USD	49.38	6/04/14	2,000	(1,779)
Glencore Xstrata PLC	Deutsche Bank AG	Call	GBP	3.21	6/05/14	615,000	(65,769)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.24	6/05/14	56,800	(176,779)
Lundin Mining Corp.	UBS AG	Call	CAD	5.43	6/06/14	118,000	(35,895)
Rio Tinto PLC	Deutsche Bank AG	Call	GBP	33.85	6/06/14	82,600	(52,231)
Olin Corp.	Citibank N.A.	Call	USD	28.10	6/09/14	29,600	(24,966)
Anglo American PLC	Credit Suisse International	Call	GBP	15.67	6/10/14	27,200	(34,484)
Iluka Resources Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	10.12	6/11/14	284,400	(13,032)
Kazakhmys PLC	Credit Suisse International	Call	GBP	2.47	6/12/14	47,000	(11,521)
Newcrest Mining Ltd.	UBS AG	Call	AUD	10.84	6/12/14	109,900	(51,457)
Oil Search Ltd.	UBS AG	Call	AUD	8.73	6/12/14	90,200	(30,235)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/12/14	18,700	(55,641)
BP PLC	Deutsche Bank AG	Call	GBP	5.10	6/13/14	240,000	(14,389)
BG Group PLC	Goldman Sachs International	Call	GBP	11.92	6/17/14	64,000	(53,533)
Canadian Natural Resources Ltd.	Citibank N.A.	Call	CAD	44.53	6/17/14	9,300	(12,672)
Fresnillo PLC	Bank of America N.A.	Call	GBP	8.71	6/17/14	41,200	(29,117)
OZ Minerals Ltd.	UBS AG	Call	AUD	3.94	6/17/14	133,600	(15,688)
Anglo American Platinum Ltd.	Bank of America N.A.	Call	ZAR	511.33	6/18/14	12,400	(23,511)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	11.00	6/18/14	33,500	(18,265)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/18/14	18,800	(57,828)
Vedanta Resources PLC	Bank of America N.A.	Call	GBP	9.58	6/18/14	73,000	(46,870)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	6/21/14	2,400	(1,708)
African Rainbow Minerals Ltd.	Deutsche Bank AG	Call	ZAR	198.34	6/26/14	42,000	(32,416)
Lundin Mining Corp.	UBS AG	Call	CAD	5.43	6/27/14	118,000	(42,408)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	7/09/14	2,400	(2,168)
Total							$(2,912,480)

See Notes to Financial Statements.

92	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$93,246,350	—	—	$93,246,350
Containers & Packaging	16,401,586	—	—	16,401,586
Energy Equipment & Services	21,636,942	—	—	21,636,942
Machinery	27,691,776	—	—	27,691,776
Metals & Mining	85,272,060	$103,313,493	—	188,585,553
Oil, Gas & Consumable Fuels	155,834,259	35,901,640	—	191,735,899
Paper & Forest Products	18,313,968	3,948,360	—	22,262,328
Real Estate Investment Trusts (REITs)	13,110,120	—	—	13,110,120
Short-Term Securities	24,861,572	70,955	—	24,932,527
Total	$456,368,633	$143,234,448	—	$599,603,081

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(2,986,519)	$(3,195,762)	—	$(6,182,281)
[1] Derivative financial instruments are options written, which are shown at value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	93

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$15,014	—	—	$15,014
Foreign currency at value	94,421	—	—	94,421
Liabilities:
Collateral on securities loaned at value	—	$(70,955)	—	(70,955)
Total	$109,435	$(70,955)	—	$38,480

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

94	SEMI-ANNUAL REPORT	APRIL 30, 2014

Consolidated Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 11.3%
Agrium, Inc.	73,800	$7,089,966
CF Industries Holdings, Inc. (a)	16,000	3,922,720
Israel Chemicals Ltd.	35,000	310,634
Monsanto Co. (a)	240,300	26,601,210
The Mosaic Co. (a)	153,908	7,701,556
Potash Corp. of Saskatchewan, Inc. (a)	200,000	7,232,000
Syngenta AG	51,000	20,195,574

		73,053,660
Food Products — 9.2%
Archer-Daniels-Midland Co. (a)	287,700	12,581,121
BRF SA — ADR	290,000	6,554,000
Bunge Ltd. (a)	175,300	13,962,645
First Resources Ltd.	1,700,000	3,484,885
Ingredion, Inc. (a)	143,195	10,088,088
Select Harvests Ltd.	120,000	703,789
Tyson Foods, Inc., Class A (a)	300,000	12,591,000

		59,965,528
Machinery — 1.1%
Deere & Co. (a)	72,420	6,759,683
Metals & Mining — 22.2%
BHP Billiton Ltd. — ADR (a)	502,100	35,418,134
First Quantum Minerals Ltd. (a)	352,600	7,022,725
Freeport-McMoRan Copper & Gold, Inc. (a)	593,200	20,388,284
Fresnillo PLC	628,700	9,065,785
Glencore Xstrata PLC	1,531,500	8,263,579
Labrador Iron Ore Royalty Corp. (a)	200,353	5,489,349
Lundin Mining Corp. (a)(b)	1,357,700	6,936,837
MMC Norilsk Nickel OJSC — ADR	738,200	13,346,043
Nevsun Resources Ltd.	2,204,650	7,985,457
Rio Tinto PLC — ADR (a)	445,900	24,207,911
Vedanta Resources PLC	386,750	6,193,086

		144,317,190
Oil, Gas & Consumable Fuels — 50.1%
BP PLC — ADR (a)(c)	452,500	22,905,550
Cairn Energy PLC (b)	2,715,000	8,456,573
Canadian Oil Sands Ltd. (a)	744,000	16,128,315
Chevron Corp. (a)(c)	382,300	47,986,296

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
China Shenhua Energy Co. Ltd., Series H	5,209,000	$14,146,193
ConocoPhillips (a)	418,500	31,098,735
Cosan Ltd., Class A	150,000	1,819,500
Enbridge, Inc. (a)	279,800	13,501,776
Eni SpA — ADR	236,400	12,207,696
Exxon Mobil Corp. (a)(c)	512,399	52,474,782
Imperial Oil Ltd. (a)	197,300	9,634,137
Inpex Corp.	897,900	13,094,443
Royal Dutch Shell PLC — ADR (a)(c)	397,900	31,330,646
Southwestern Energy Co. (a)(b)	133,500	6,391,980
Statoil ASA	671,100	20,458,760
Total SA — ADR	148,900	10,607,636
Ultra Petroleum Corp. (a)(b)	441,100	13,144,780

		325,387,798
Paper & Forest Products — 1.1%
Canfor Corp. (a)(b)	160,000	3,629,032
International Forest Products Ltd., Class A (b)	240,000	3,639,250

		7,268,282
Real Estate Investment Trusts (REITs) — 0.5%
Plum Creek Timber Co., Inc.	30,000	1,308,000
Rayonier, Inc.	46,600	2,101,660

		3,409,660
Total Long-Term Investments (Cost — $567,646,783) — 95.5%		620,161,801

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	36,702,308	36,702,308
Total Short-Term Securities (Cost — $36,702,308) — 5.6%		36,702,308
Total Investments Before Options Written (Cost — $604,349,091) — 101.1%		656,864,109

Options Written
(Premiums Received — $3,956,279) — (1.1)%		(7,214,666)
Total Investments Net of Options Written — 100.0%		649,649,443
Liabilities in Excess of Other Assets — 0.0%		(242,448)

Net Assets — 100.0%		$649,406,995

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	29,416,955	7,285,353	36,702,308	$4,729

(e)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	95

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BP PLC — ADR	Call	USD	49.50	5/02/14	550	$(65,725)
Exxon Mobil Corp.	Call	USD	94.00	5/02/14	304	(246,240)
Chevron Corp.	Call	USD	120.00	5/05/14	179	(102,478)
ConocoPhillips	Call	USD	68.50	5/05/14	680	(411,400)
Deere & Co.	Call	USD	89.00	5/05/14	253	(110,655)
Ingredion, Inc.	Call	USD	69.00	5/05/14	27	(4,246)
Archer-Daniels-Midland Co.	Call	USD	43.50	5/09/14	188	(11,656)
CF Industries Holdings, Inc.	Call	USD	260.00	5/09/14	56	(5,880)
The Mosaic Co.	Call	USD	50.00	5/09/14	135	(12,352)
Potash Corp. of Saskatchewan, Inc.	Call	USD	35.50	5/09/14	214	(18,297)
Archer-Daniels-Midland Co.	Call	USD	44.00	5/19/14	409	(18,814)
BHP Billiton Ltd. — ADR	Call	USD	67.50	5/19/14	340	(113,900)
BHP Billiton Ltd. — ADR	Call	USD	70.00	5/19/14	315	(43,628)
BHP Billiton Ltd. — ADR	Call	USD	72.50	5/19/14	644	(23,828)
BP PLC — ADR	Call	USD	48.00	5/19/14	553	(142,674)
Bunge Ltd.	Call	USD	82.50	5/19/14	622	(68,420)
Canadian Oil Sands Ltd.	Call	CAD	23.00	5/19/14	860	(69,440)
Canfor Corp.	Call	CAD	28.00	5/19/14	185	(1,013)
ConocoPhillips	Call	USD	75.00	5/19/14	784	(52,136)
Enbridge, Inc.	Call	CAD	52.00	5/19/14	617	(65,018)
Exxon Mobil Corp.	Call	USD	100.00	5/19/14	1,111	(303,858)
First Quantum Minerals Ltd.	Call	CAD	20.00	5/19/14	617	(107,520)
First Quantum Minerals Ltd.	Call	CAD	21.00	5/19/14	617	(60,234)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	5/19/14	779	(66,994)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	35.00	5/19/14	775	(29,062)
Imperial Oil Ltd.	Call	CAD	50.00	5/19/14	345	(112,529)
Imperial Oil Ltd.	Call	CAD	52.00	5/19/14	345	(55,084)
Ingredion, Inc.	Call	USD	70.00	5/19/14	225	(29,812)
Labrador Iron Ore Royalty Corp.	Call	CAD	31.85	5/19/14	400	(3,285)
Lundin Mining Corp.	Call	CAD	5.00	5/19/14	425	(23,265)
The Mosaic Co.	Call	USD	47.50	5/19/14	403	(111,832)
Potash Corp. of Saskatchewan, Inc.	Call	USD	36.00	5/19/14	486	(33,048)
Rio Tinto PLC — ADR	Call	USD	60.00	5/19/14	540	(2,700)
Southwestern Energy Co.	Call	USD	47.00	5/19/14	298	(52,448)
Tyson Foods, Inc., Class A	Call	USD	43.00	5/19/14	525	(35,438)
Tyson Foods, Inc., Class A	Call	USD	44.00	5/19/14	525	(18,375)
Ultra Petroleum Corp.	Call	USD	30.00	5/19/14	945	(92,138)
Ultra Petroleum Corp.	Call	USD	31.00	5/19/14	945	(56,700)
Monsanto Co.	Call	USD	112.00	5/22/14	420	(56,616)
Archer-Daniels-Midland Co.	Call	USD	44.00	5/23/14	409	(23,926)
BP PLC — ADR	Call	USD	48.50	5/23/14	480	(100,080)
Chevron Corp.	Call	USD	123.00	5/23/14	390	(129,675)
Chevron Corp.	Call	USD	123.00	5/30/14	390	(134,550)
Exxon Mobil Corp.	Call	USD	101.00	5/30/14	189	(40,257)
Chevron Corp.	Call	USD	125.00	6/06/14	189	(42,525)
Exxon Mobil Corp.	Call	USD	101.00	6/06/14	189	(42,052)
Monsanto Co.	Call	USD	115.00	6/10/14	421	(41,666)
Canadian Oil Sands Ltd.	Call	CAD	25.00	6/23/14	875	(9,580)

See Notes to Financial Statements.

96	SEMI-ANNUAL REPORT	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Canfor Corp.	Call	CAD	27.00	6/23/14	250	$(9,124)
Chevron Corp.	Call	USD	125.00	6/23/14	190	(47,595)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	34.00	6/23/14	520	(72,020)
Labrador Iron Ore Royalty Corp.	Call	CAD	32.00	6/23/14	300	(8,211)
Total						$(3,539,999)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	73.90	5/02/14	16,300	$(78,883)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	74.28	5/02/14	6,900	(30,756)
Eni SpA — ADR	Goldman Sachs International	Call	USD	48.35	5/05/14	32,700	(107,593)
Ingredion, Inc.	UBS AG	Call	USD	67.50	5/05/14	25,000	(74,971)
Total SA — ADR	Morgan Stanley & Co. International PLC	Call	USD	64.50	5/05/14	6,300	(42,464)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	9.46	5/06/14	115,550	(1,167)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Goldman Sachs International	Call	USD	17.37	5/06/14	139,300	(99,565)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.41	5/06/14	44,000	(80,193)
Statoil ASA	Deutsche Bank AG	Call	NOK	166.73	5/07/14	60,900	(148,548)
First Resources Ltd.	Bank of America N.A.	Call	SGD	2.38	5/08/14	297,000	(47,409)
Inpex Corp.	Morgan Stanley & Co. International PLC	Call	JPY	1,341.80	5/08/14	314,200	(455,939)
Select Harvests Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	6.78	5/08/14	42,000	(674)
Ultra Petroleum Corp.	UBS AG	Call	USD	26.25	5/12/14	95,000	(339,635)
Agrium, Inc.	Credit Suisse International	Call	USD	97.00	5/13/14	12,900	(14,407)
Statoil ASA	Deutsche Bank AG	Call	NOK	166.73	5/13/14	60,900	(152,126)
Syngenta AG	Goldman Sachs International	Call	CHF	340.78	5/13/14	17,900	(167,985)
Eni SpA — ADR	UBS AG	Call	USD	49.11	5/14/14	25,000	(65,646)
Fresnillo PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.08	5/14/14	53,253	(7,800)
Israel Chemicals Ltd.	Goldman Sachs International	Call	ILS	31.24	5/14/14	35,000	(3,933)
Total SA — ADR	Deutsche Bank AG	Call	USD	64.85	5/14/14	39,500	(254,901)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.17	5/21/14	69,700	(56,188)
China Shenhua Energy Co. Ltd., Series H	Deutsche Bank AG	Call	HKD	22.81	5/22/14	539,000	(6,101)
International Forest Products Ltd., Class A	Goldman Sachs International	Call	CAD	15.80	5/23/14	28,000	(28,648)
Agrium, Inc.	Credit Suisse International	Call	USD	97.00	5/27/14	12,900	(23,049)
BHP Billiton Ltd. — ADR	Deutsche Bank AG	Call	USD	71.09	5/27/14	50,000	(56,483)
Eni SpA — ADR	UBS AG	Call	USD	49.11	5/27/14	25,000	(63,250)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Deutsche Bank AG	Call	USD	18.40	5/28/14	17,500	(4,351)
MMC Norilsk Nickel OJSC — ADR	Morgan Stanley & Co. International PLC	Call	USD	17.65	5/28/14	101,000	(79,505)
Rio Tinto PLC — ADR	UBS AG	Call	USD	56.50	5/28/14	55,000	(28,138)
BRF SA — ADR	Morgan Stanley & Co. International PLC	Call	USD	22.19	6/02/14	101,500	(89,789)
Glencore Xstrata PLC	Deutsche Bank AG	Call	GBP	3.20	6/03/14	418,500	(46,165)
Rio Tinto PLC — ADR	Deutsche Bank AG	Call	USD	55.86	6/04/14	50,000	(49,739)
Southwestern Energy Co.	Goldman Sachs International	Call	USD	49.38	6/04/14	62,500	(55,602)
China Shenhua Energy Co. Ltd., Series H	Deutsche Bank AG	Call	HKD	22.81	6/05/14	539,000	(12,842)
Enbridge, Inc.	Citibank N.A.	Call	CAD	51.10	6/05/14	18,000	(32,064)
Glencore Xstrata PLC	Deutsche Bank AG	Call	GBP	3.21	6/05/14	110,000	(11,764)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.24	6/05/14	58,000	(180,513)
Total SA — ADR	Morgan Stanley & Co. International PLC	Call	USD	66.83	6/05/14	6,300	(27,997)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	97

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Lundin Mining Corp.	UBS AG	Call	CAD	5.43	6/06/14	216,000	$(65,706)
Statoil ASA	Morgan Stanley & Co. International PLC	Call	NOK	169.48	6/10/14	113,000	(223,139)
First Resources Ltd.	Bank of America N.A.	Call	SGD	2.57	6/11/14	149,000	(11,708)
China Shenhua Energy Co. Ltd., Series H	Goldman Sachs International	Call	HKD	23.39	6/12/14	745,000	(13,730)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/12/14	29,000	(86,288)
Fresnillo PLC	Bank of America N.A.	Call	GBP	8.71	6/17/14	52,500	(37,103)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	76.62	6/18/14	29,000	(89,203)
Vedanta Resources PLC	Bank of America N.A.	Call	GBP	9.58	6/18/14	22,000	(14,125)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	6/21/14	9,100	(6,476)
First Resources Ltd.	Bank of America N.A.	Call	SGD	2.56	6/26/14	149,000	(14,558)
Lundin Mining Corp.	UBS AG	Call	CAD	5.43	6/27/14	216,000	(77,628)
Enbridge, Inc.	Deutsche Bank AG	Call	CAD	53.00	7/09/14	9,100	(8,220)
Total							$(3,674,667)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$52,547,452	$20,506,208	—	$73,053,660
Food Products	59,261,739	703,789	—	59,965,528
Machinery	6,759,683	—	—	6,759,683
Metals & Mining	107,448,697	36,868,493	—	144,317,190
Oil, Gas & Consumable Fuels	269,231,829	56,155,969	—	325,387,798
Paper & Forest Products	7,268,282	—	—	7,268,282
Real Estate Investment Trusts (REITs)	3,409,660	—	—	3,409,660
Short-Term Securities	36,702,308	—	—	36,702,308
Total	$542,629,650	$114,234,459	—	$656,864,109

See Notes to Financial Statements.

98	SEMI-ANNUAL REPORT	APRIL 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,326,816)	$(3,887,850)	—	$(7,214,666)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$25,495	—	—	$25,495
Liabilities:
Foreign bank overdraft	—	$(58,695)	—	(58,695)
Total	$25,495	(58,695)	—	$(33,200)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	99

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 4.0%
Ferrovial SA	303,500	$6,746,295
Vinci SA	110,200	8,320,791

		15,067,086
Diversified Telecommunication Services — 4.9%
BT Group PLC	426,800	2,664,348
Frontier Communications Corp.	389,800	2,319,310
Swisscom AG	2,010	1,222,843
Telenor ASA	139,100	3,268,436
Verizon Communications, Inc. (a)(b)	190,400	8,897,392

		18,372,329
Electric Utilities — 17.5%
American Electric Power Co., Inc. (a)	36,300	1,953,303
Cleco Corp. (a)	36,400	1,912,820
Duke Energy Corp. (a)	157,868	11,759,587
Edison International	127,600	7,217,056
ITC Holdings Corp.	144,600	5,345,862
NextEra Energy, Inc. (a)(b)	150,400	15,017,440
Northeast Utilities (a)	74,000	3,497,240
NRG Yield, Inc., Class A	154,500	6,618,780
OGE Energy Corp.	52,400	1,956,092
PPL Corp.	82,700	2,757,218
Spark Infrastructure Group	670,800	1,102,316
Terna Rete Elettrica Nazionale SpA	251,100	1,360,380
Westar Energy, Inc.	88,600	3,178,968
Xcel Energy, Inc.	59,900	1,909,013

		65,586,075
Gas Utilities — 1.1%
Snam SpA (a)	692,300	4,164,141
Independent Power and Renewable Electricity Producers — 2.7%
EDP Renovaveis SA (c)	313,900	2,152,610
Enel Green Power SpA (a)	822,500	2,353,995
NRG Energy, Inc. (a)	143,701	4,701,897
Pattern Energy Group, Inc.	38,800	1,039,840

		10,248,342
Machinery — 0.8%
Xylem, Inc.	79,500	2,988,405
Media — 2.3%
Comcast Corp., Special Class A (a)(b)	85,900	4,383,477
Time Warner Cable, Inc. (a)	28,700	4,059,902

		8,443,379
Multi-Utilities — 20.2%
CenterPoint Energy, Inc.	155,900	3,860,084
CMS Energy Corp. (a)(b)	397,600	12,051,256
Dominion Resources, Inc. (a)	152,400	11,055,096
DTE Energy Co. (a)	25,100	1,961,314
E.ON SE	39,300	752,785
MDU Resources Group, Inc.	138,500	4,905,670
National Grid PLC	1,020,500	14,504,558
NiSource, Inc. (a)	84,800	3,079,936
NorthWestern Corp.	67,000	3,241,460
Public Service Enterprise Group, Inc.	158,756	6,504,233
Sempra Energy	75,300	7,425,333
Veolia Environnement SA	55,000	1,026,073
Wisconsin Energy Corp.	113,000	5,478,240

		75,846,038
Oil, Gas & Consumable Fuels — 23.2%
Access Midstream Partners LP (a)	33,576	1,992,736
AltaGas Ltd. (a)	56,900	2,424,369
Atlas Pipeline Partners LP	24,600	796,548
Delek Logistics Partners LP (a)	37,200	1,252,896

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Enable Midstream Partners LP (c)	45,800	$1,133,092
Enbridge, Inc.	162,200	7,832,638
Energy Transfer Partners LP (a)	29,496	1,627,884
Enterprise Products Partners LP	115,977	8,481,398
EQT Midstream Partners LP	50,700	3,905,421
Genesis Energy LP	143,669	7,962,136
Magellan Midstream Partners LP (a)	74,100	5,498,961
MarkWest Energy Partners LP	77,453	4,905,873
MPLX LP (a)	60,500	3,274,865
ONEOK Partners LP (a)	78,245	4,459,183
Pembina Pipeline Corp.	84,200	3,308,694
Phillips 66 Partners LP	43,300	2,321,746
Plains All American Pipeline LP (a)(b)	109,670	6,119,586
QEP Midstream Partners LP	44,300	1,054,340
Rose Rock Midstream LP	18,300	763,110
Sunoco Logistics Partners LP	49,300	4,484,328
Tesoro Logistics LP	88,600	5,661,540
TransCanada Corp. (a)	74,800	3,485,958
Valero Energy Partners LP (a)	45,400	1,870,934
Western Gas Partners LP	23,514	1,598,952
Williams Partners LP	16,790	866,028

		87,083,216
Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp. (a)(b)	153,400	12,811,968
Transportation Infrastructure — 13.4%
Abertis Infraestructuras SA	390,900	8,798,975
Aeroports de Paris	29,300	3,643,623
Atlantia SpA (a)	488,884	12,734,894
CCR SA	223,900	1,755,252
Flughafen Zuerich AG	6,300	3,974,555
Fraport AG Frankfurt Airport Services Worldwide	69,400	5,132,617
Groupe Eurotunnel SA	348,800	4,682,570
Sydney Airport	597,666	2,348,508
Transurban Group	1,090,300	7,363,675

		50,434,669
Water Utilities — 2.9%
American Water Works Co., Inc. (a)	184,600	8,404,838
Aqua America, Inc.	58,050	1,456,475
Severn Trent PLC	26,400	822,381

		10,683,694
Wireless Telecommunication Services — 0.6%
SBA Communications Corp., Class A (a)(c)	22,800	2,046,528
Total Long-Term Investments (Cost — $285,230,957) — 97.0%		363,775,870

See Notes to Financial Statements.

100	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	12,817,865	$12,817,865
Total Short-Term Securities (Cost — $12,817,865) — 3.4%		12,817,865
Total Investments Before Options Written (Cost — $298,048,822) — 100.4%		376,593,735

Options Written	Value
(Premiums Received — $2,198,766) — (0.9)%	$(3,420,626)
Total Investments Net of Options Written — 99.5%	373,173,109
Other Assets Less Liabilities — 0.5%	1,962,516

Net Assets — 100.0%	$375,135,625

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Investments in issuers considered to be an affiliate of the Trust during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,720,002	(2,902,137)	12,817,865	$1,958

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of April 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
NRG Energy, Inc.	Call	USD	30.75	5/13/14	250	$(52,174)
Atlantia SpA	Call	EUR	19.00	5/16/14	170	(29,884)
Snam SpA	Call	EUR	4.20	5/16/14	170	(31,980)
Access Midstream Partners LP	Call	USD	60.00	5/19/14	60	(2,550)
AltaGas Ltd.	Call	CAD	46.00	5/19/14	110	(9,534)
American Tower Corp.	Call	USD	82.50	5/19/14	268	(49,580)
Cleco Corp.	Call	USD	50.00	5/19/14	63	(18,428)
Comcast Corp., Special Class A	Call	USD	49.00	5/19/14	76	(16,910)
Duke Energy Corp.	Call	USD	72.50	5/19/14	525	(114,188)
Energy Transfer Partners LP	Call	USD	55.00	5/19/14	103	(4,120)
Magellan Midstream Partners LP	Call	USD	72.50	5/19/14	191	(35,335)
NiSource, Inc.	Call	USD	36.00	5/19/14	296	(19,240)
Northeast Utilities	Call	USD	45.00	5/19/14	196	(44,590)
NRG Energy, Inc.	Call	USD	33.00	5/19/14	252	(13,860)
ONEOK Partners LP	Call	USD	55.00	5/19/14	91	(21,158)
SBA Communications Corp., Class A	Call	USD	95.00	5/19/14	80	(3,000)
Time Warner Cable, Inc.	Call	USD	140.00	5/19/14	100	(26,000)
TransCanada Corp.	Call	CAD	52.00	5/19/14	261	(4,405)
Valero Energy Partners LP	Call	USD	40.00	5/19/14	88	(17,820)
Verizon Communications, Inc.	Call	USD	48.00	5/19/14	188	(1,974)
Verizon Communications, Inc.	Call	USD	48.00	5/23/14	188	(3,384)
Verizon Communications, Inc.	Call	USD	48.50	5/30/14	130	(1,820)
American Tower Corp.	Call	USD	84.00	6/06/14	268	(39,530)
DTE Energy Co.	Call	USD	78.00	6/06/14	87	(12,782)
Atlantia SpA	Call	EUR	19.50	6/20/14	170	(45,387)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	101

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Exchange-traded options written as of April 30, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Enel Green Power SpA	Call	EUR	2.10	6/20/14	290	$(30,092)
Delek Logistics Partners LP	Call	USD	35.00	6/23/14	120	(8,400)
Dominion Resources, Inc.	Call	USD	72.50	6/23/14	250	(33,750)
Duke Energy Corp.	Call	USD	72.50	6/23/14	30	(7,050)
MPLX LP	Call	USD	55.00	6/23/14	250	(36,250)
NextEra Energy, Inc.	Call	USD	97.50	6/23/14	183	(68,625)
Verizon Communications, Inc.	Call	USD	47.00	6/23/14	160	(13,520)
Total						$(817,320)

•	Over-the-counter options written as of April 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Sempra Energy	Goldman Sachs International	Call	USD	97.72	5/02/14	6,600	$(6,333)
Western Gas Partners LP	UBS AG	Call	USD	67.04	5/02/14	8,200	(8,038)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	45.54	5/05/14	16,200	(9,306)
Edison International	Citibank N.A.	Call	USD	54.54	5/05/14	44,600	(90,967)
ITC Holdings Corp.	Morgan Stanley & Co. International PLC	Call	USD	36.59	5/05/14	25,400	(14,089)
Northeast Utilities	Deutsche Bank AG	Call	USD	43.95	5/05/14	6,300	(20,889)
ONEOK Partners LP	Morgan Stanley & Co. International PLC	Call	USD	53.97	5/05/14	13,800	(41,681)
CenterPoint Energy, Inc.	Deutsche Bank AG	Call	USD	24.37	5/06/14	30,600	(16,256)
CMS Energy Corp.	UBS AG	Call	USD	28.01	5/06/14	44,900	(103,270)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	54.68	5/06/14	4,800	(812)
MDU Resources Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.46	5/06/14	15,500	(15,497)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	45.94	5/07/14	16,000	(8,157)
Enbridge, Inc.	Deutsche Bank AG	Call	USD	45.69	5/07/14	56,700	(147,549)
Telenor ASA	Credit Suisse International	Call	NOK	131.53	5/07/14	48,600	(67,254)
Westar Energy, Inc.	Citibank N.A.	Call	USD	35.56	5/07/14	15,500	(7,763)
E.ON SE	Morgan Stanley & Co. International PLC	Call	EUR	14.35	5/08/14	13,700	(39)
Sempra Energy	UBS AG	Call	USD	97.00	5/08/14	19,700	(39,421)
Spark Infrastructure Group	Deutsche Bank AG	Call	AUD	1.74	5/08/14	234,800	(7,834)
Sydney Airport	UBS AG	Call	AUD	4.18	5/08/14	209,100	(14,894)
ITC Holdings Corp.	Citibank N.A.	Call	USD	37.48	5/09/14	25,200	(6,010)
Frontier Communications Corp.	JPMorgan Chase Bank N.A.	Call	USD	5.71	5/12/14	68,300	(21,775)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	94.50	5/12/14	34,300	(191,522)
NorthWestern Corp.	UBS AG	Call	USD	45.95	5/12/14	21,300	(53,353)
Sunoco Logistics Partners LP	Goldman Sachs International	Call	USD	90.58	5/12/14	8,600	(8,032)
Tesoro Logistics LP	Citibank N.A.	Call	USD	64.00	5/12/14	10,500	(7,983)
Xcel Energy, Inc.	Bank of America N.A.	Call	USD	30.16	5/12/14	20,900	(35,750)
Cleco Corp.	Citibank N.A.	Call	USD	50.30	5/13/14	6,400	(14,413)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	50.75	5/13/14	5,600	(4,386)
Fraport AG Frankfurt Airport Services Worldwide	Goldman Sachs International	Call	EUR	54.64	5/13/14	4,800	(1,894)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	54.89	5/13/14	4,400	(1,494)
MarkWest Energy Partners LP	UBS AG	Call	USD	67.11	5/13/14	13,500	(1,196)
Plains All American Pipeline LP	Morgan Stanley & Co. International PLC	Call	USD	53.00	5/13/14	6,200	(18,549)
Westar Energy, Inc.	Citibank N.A.	Call	USD	35.56	5/13/14	15,500	(9,482)
Xylem, Inc.	Morgan Stanley & Co. International PLC	Call	USD	39.00	5/13/14	27,800	(10,480)
Phillips 66 Partners LP	UBS AG	Call	USD	43.46	5/14/14	5,000	(50,811)
Severn Trent PLC	Deutsche Bank AG	Call	GBP	18.13	5/14/14	4,600	(3,774)
Enterprise Products Partners LP	Deutsche Bank AG	Call	USD	71.00	5/15/14	35,500	(80,797)

See Notes to Financial Statements.

102	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of April 30, 2014 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Groupe Eurotunnel SA	Morgan Stanley & Co. International PLC	Call	EUR	9.18	5/15/14	88,700	$(66,997)
CCR SA	Deutsche Bank AG	Call	BRL	17.48	5/20/14	39,000	(9,147)
Transurban Group	Goldman Sachs International	Call	AUD	7.32	5/20/14	381,600	(41,084)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	54.03	5/21/14	2,200	(2,033)
National Grid PLC	Deutsche Bank AG	Call	GBP	8.25	5/21/14	164,200	(67,042)
Access Midstream Partners LP	UBS AG	Call	USD	57.94	5/22/14	5,900	(9,531)
Aeroports de Paris	Morgan Stanley & Co. International PLC	Call	EUR	93.80	5/22/14	2,600	(848)
American Electric Power Co., Inc.	UBS AG	Call	USD	52.27	5/22/14	12,700	(19,558)
CMS Energy Corp.	Goldman Sachs International	Call	USD	29.14	5/22/14	49,600	(58,032)
Ferrovial SA	Goldman Sachs International	Call	EUR	15.85	5/22/14	77,000	(54,193)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	49.25	5/27/14	11,200	(24,433)
Genesis Energy LP	Morgan Stanley & Co. International PLC	Call	USD	54.76	5/27/14	25,000	(40,385)
NRG Yield, Inc., Class A	Citibank N.A.	Call	USD	43.03	5/27/14	15,700	(16,913)
CCR SA	Goldman Sachs International	Call	BRL	17.64	5/28/14	20,000	(4,965)
CenterPoint Energy, Inc.	Citibank N.A.	Call	USD	24.50	5/28/14	23,900	(15,382)
EDP Renovaveis SA	Goldman Sachs International	Call	EUR	4.73	5/28/14	13,250	(4,645)
Frontier Communications Corp.	JPMorgan Chase Bank N.A.	Call	USD	5.71	5/28/14	68,300	(27,072)
Enterprise Products Partners LP	Morgan Stanley & Co. International PLC	Call	USD	73.42	5/29/14	5,000	(4,343)
MarkWest Energy Partners LP	UBS AG	Call	USD	67.11	5/29/14	13,500	(5,274)
Public Service Enterprise Group, Inc.	Deutsche Bank AG	Call	USD	38.70	5/29/14	24,800	(61,727)
Tesoro Logistics LP	Morgan Stanley & Co. International PLC	Call	USD	61.79	5/29/14	20,500	(53,217)
Aqua America, Inc.	Goldman Sachs International	Call	USD	25.95	5/30/14	20,300	(4,085)
MDU Resources Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.40	5/30/14	16,000	(20,509)
Sunoco Logistics Partners LP	Goldman Sachs International	Call	USD	90.58	5/30/14	8,600	(13,393)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	46.66	6/02/14	16,200	(14,388)
CMS Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	30.52	6/02/14	44,600	(23,498)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	73.10	6/02/14	28,400	(28,063)
Pembina Pipeline Corp.	Goldman Sachs International	Call	CAD	41.93	6/02/14	29,400	(37,120)
Aeroports de Paris	UBS AG	Call	EUR	92.92	6/03/14	2,600	(1,070)
BT Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.76	6/03/14	148,000	(19,579)
Ferrovial SA	Deutsche Bank AG	Call	EUR	16.15	6/03/14	29,000	(13,570)
Fraport AG Frankfurt Airport Services Worldwide	UBS AG	Call	EUR	54.05	6/03/14	2,200	(1,389)
National Grid PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.31	6/03/14	193,000	(69,178)
Veolia Environnement SA	Deutsche Bank AG	Call	EUR	14.32	6/03/14	20,000	(116)
Vinci SA	Deutsche Bank AG	Call	EUR	54.54	6/03/14	39,000	(69,854)
EQT Midstream Partners LP	Citibank N.A.	Call	USD	71.00	6/05/14	8,900	(53,667)
MDU Resources Group, Inc.	UBS AG	Call	USD	34.49	6/05/14	8,500	(10,817)
OGE Energy Corp.	Credit Suisse International	Call	USD	37.39	6/05/14	9,100	(9,553)
Pattern Energy Group, Inc.	Deutsche Bank AG	Call	USD	29.13	6/05/14	13,500	(4,863)
Phillips 66 Partners LP	UBS AG	Call	USD	56.92	6/05/14	5,000	(3,281)
Public Service Enterprise Group, Inc.	Citibank N.A.	Call	USD	39.95	6/05/14	6,000	(7,216)
Swisscom AG	Goldman Sachs International	Call	CHF	537.83	6/05/14	700	(6,413)
Valero Energy Partners LP	Morgan Stanley & Co. International PLC	Call	USD	44.56	6/05/14	3,500	(2,152)
Wisconsin Energy Corp.	UBS AG	Call	USD	48.42	6/05/14	39,500	(22,380)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	45.75	6/09/14	16,200	(12,023)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	51.59	6/09/14	5,600	(4,424)
Magellan Midstream Partners LP	Citibank N.A.	Call	USD	73.17	6/09/14	6,800	(11,495)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	103

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

•	Over-the-counter options written as of April 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EDP Renovaveis SA	Goldman Sachs International	Call	EUR	4.73	6/10/14	13,250	$(5,018)
Genesis Energy LP	Morgan Stanley & Co. International PLC	Call	USD	54.76	6/10/14	25,000	(46,151)
OGE Energy Corp.	Credit Suisse International	Call	USD	37.58	6/10/14	9,200	(8,599)
Plains All American Pipeline LP	Morgan Stanley & Co. International PLC	Call	USD	57.00	6/10/14	26,000	(13,791)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	53.34	6/11/14	5,700	(4,845)
MDU Resources Group, Inc.	UBS AG	Call	USD	34.49	6/12/14	8,400	(10,094)
NorthWestern Corp.	UBS AG	Call	USD	48.00	6/12/14	2,100	(2,036)
Public Service Enterprise Group, Inc.	Deutsche Bank AG	Call	USD	38.70	6/12/14	24,800	(56,296)
Severn Trent PLC	Bank of America N.A.	Call	GBP	18.42	6/13/14	4,600	(4,113)
AltaGas Ltd.	Morgan Stanley & Co. International PLC	Call	CAD	46.02	6/16/14	8,900	(9,266)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	Call	EUR	4.72	6/17/14	13,250	(5,230)
Groupe Eurotunnel SA	Morgan Stanley & Co. International PLC	Call	EUR	9.73	6/17/14	32,700	(11,231)
Abertis Infraestructuras SA	Bank of America N.A.	Call	EUR	16.47	6/18/14	68,200	(33,177)
Valero Energy Partners LP	Morgan Stanley & Co. International PLC	Call	USD	44.56	6/18/14	3,500	(2,973)
Aeroports de Paris	Morgan Stanley & Co. International PLC	Call	EUR	89.29	6/25/14	5,000	(11,649)
Phillips 66 Partners LP	UBS AG	Call	USD	57.50	6/25/14	5,100	(4,583)
Plains All American Pipeline LP	Morgan Stanley & Co. International PLC	Call	USD	56.57	6/25/14	6,200	(5,238)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	Call	EUR	4.72	6/26/14	13,250	(5,441)
EQT Midstream Partners LP	UBS AG	Call	USD	76.25	6/26/14	8,800	(23,922)
NRG Yield, Inc., Class A	Citibank N.A.	Call	USD	42.25	6/26/14	38,300	(77,104)
Williams Partners LP	Morgan Stanley & Co. International PLC	Call	USD	51.81	6/30/14	5,800	(6,400)
Abertis Infraestructuras SA	Bank of America N.A.	Call	EUR	16.47	7/01/14	68,200	(38,703)
EDP Renovaveis SA	Goldman Sachs International	Call	EUR	4.75	7/09/14	28,800	(11,540)
EDP Renovaveis SA	UBS AG	Call	EUR	4.69	7/16/14	28,100	(13,239)
Total							$(2,603,306)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instrument, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

104	SEMI-ANNUAL REPORT	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$15,067,086	—	$15,067,086
Diversified Telecommunication Services	$11,216,702	7,155,627	—	18,372,329
Electric Utilities	63,123,379	2,462,696	—	65,586,075
Gas Utilities	—	4,164,141	—	4,164,141
Independent Power and Renewable Electricity Producers	5,741,737	4,506,605	—	10,248,342
Machinery	2,988,405	—	—	2,988,405
Media	8,443,379	—	—	8,443,379
Multi-Utilities	59,562,622	16,283,416	—	75,846,038
Oil, Gas & Consumable Fuels	87,083,216	—	—	87,083,216
Real Estate Investment Trusts (REITs)	12,811,968	—	—	12,811,968
Transportation Infrastructure	1,755,252	48,679,417	—	50,434,669
Water Utilities	10,683,694	—	—	10,683,694
Wireless Telecommunication Services	2,046,528	—	—	2,046,528
Short-Term Securities	12,817,865	—	—	12,817,865

Total	$278,274,747	$98,318,988	—	$376,593,735

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(615,020)	$(2,805,606)	—	$(3,420,626)

[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial statement purposes. As of April 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$23,663	—	—	$23,663
Foreign currency at value	190,232	—	—	190,232

Total	$213,895	—	—	$213,895

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of April 30 2014, securities with a value of $7,807,764 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to April 30, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	105

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)	BlackRock Dividend Income Trust (BQY)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)	BlackRock Enhanced Equity Dividend Trust (BDJ)	BlackRock Global Opportunities Equity Trust (BOE)

Assets
Investments at value — unaffiliated[1,2]	$87,280,306	$112,631,982	$823,406,787	$675,395,664	$1,623,925,289	$1,152,719,564
Investments at value — affiliated[3]	3,038,407	4,186,554	31,463,547	3,204,081	38,251,313	18,266,327
Cash	23,966	—	6,930	2,113	74,629	24,330
Cash pledged as collateral for OTC derivatives	—	100,000	—	200,000	100,000	—
Foreign currency at value[4]	26,460	16,164	184,978	3,608	1,778	10,988,841
Investments sold receivable	—	215,108	—	18,299,325	1,705,015	5,377,999
Options written receivable	29,366	85,586	380,400	105,220	635,368	499,240
Dividends receivable — affiliated	78	92	884	302	903	161
Dividends receivable	187,315	276,632	195,650	1,064,894	1,356,427	2,080,207
Securities lending income receivable — affiliated	—	482	—	—	—	30,912
Other assets	4,114	10,690	29,349	22,092	79,122	53,509

Total assets	90,590,012	117,523,290	855,668,525	698,297,299	1,666,129,844	1,190,041,090

Liabilities
Options written at value[5]	875,586	1,174,848	11,333,766	9,841,545	18,043,340	13,786,827
Collateral on securities loaned at value	—	—	—	—	—	9,198,761
Investments purchased payable	—	52,915	—	2,310,770	718,620	21,648,897
Options written payable	75,517	178,787	796,858	36,682	1,253,227	175,848
Investment advisory fees payable	53,973	108,633	808,221	472,876	1,079,867	937,820
Officer’s and Trustees’ fees payable	14,875	595	369,160	81,077	672,598	531,628
Other accrued expenses payable	127,513	117,257	186,786	154,097	335,685	296,285

Total liabilities	1,147,464	1,633,035	13,494,791	12,897,047	22,103,337	46,576,066

Net Assets	$89,442,548	$115,890,255	$842,173,734	$685,400,252	$1,644,026,507	$1,143,465,024

Net Assets Consist of
Paid-in capital	$82,951,843	$172,464,776	$671,744,850	$722,434,062	$1,597,828,802	$1,154,307,475
Distributions in excess of net investment income	(1,711,885)	(3,990,196)	(98,847,386)	(5,897,076)	(35,892,255)	(38,496,228)
Accumulated net realized gain (loss)	(618,754)	(66,835,306)	146,297,578	(103,620,770)	(188,152,688)	(85,465,250)
Net unrealized appreciation/depreciation	8,821,344	14,250,981	122,978,692	72,484,036	270,242,648	113,119,027

Net Assets	$89,442,548	$115,890,255	$842,173,734	$685,400,252	$1,644,026,507	$1,143,465,024

Net asset value[6,7]	$14.83	$9.22	$28.29	$15.53	$9.16	$16.46

[1] Investments at cost — unaffiliated	$78,114,427	$98,187,781	$694,491,167	$602,097,260	$1,349,391,681	$1,038,567,107
[2] Securities loaned at value	—	—	—	—	—	$8,679,198
[3] Investments at cost — affiliated	$3,038,407	$4,186,554	$31,463,547	$3,204,081	$38,251,313	$18,266,327
[4] Foreign currency at cost	$26,419	$17,786	$184,978	$9,211	$1,650	$10,931,252
[5] Premiums received	$529,380	$982,018	$5,396,719	$9,033,294	$13,752,252	$12,733,116
[6] Shares outstanding, unlimited number of shares authorized, $0.001 par value	6,033,028	12,564,457	29,766,217	—	179,482,756	69,483,161
[7] Shares outstanding, 200 million shares authorized, $0.10 par value	—	—	—	44,121,400	—	—

See Notes to Financial Statements.

106	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Assets and Liabilities (concluded)

April 30, 2014 (Unaudited)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock Resources & Commodities Strategy Trust (BCX)[1]	BlackRock Utility and Infrastructure Trust (BUI)

Assets
Investments at value — unaffiliated[2,3]	$263,336,474	$971,879,010	$574,670,554	$620,161,801	$363,775,870
Investments at value — affiliated[4]	9,167,290	10,177,930	24,932,527	36,702,308	12,817,865
Cash	22,182	—	15,014	25,495	23,663
Cash pledged as collateral for OTC derivatives	—	7,744,504	—	—	—
Cash pledged as collateral for exchange-traded options written	1,892,100	4,050,000	—	—	—
Foreign currency at value[5]	120,537	2,255,325	94,421	—	190,232
Investments sold receivable	662,612	11,048,447	—	199,946	1,625,640
Options written receivable	—	712,334	290,764	164,737	178,681
Dividends receivable — affiliated	207	94	560	568	169
Dividends receivable	279,947	2,944,250	705,491	663,546	813,870
Securities lending income receivable — affiliated	221	21,987	161	—	—
Other assets	16,233	60,515	31,387	21,891	12,372

Total assets	275,497,803	1,010,894,396	600,740,879	657,940,292	379,438,362

Liabilities
Bank overdraft	—	3,767,000	—	—	—
Foreign bank overdraft[5]	—	—	—	58,695	—
Options written at value[6]	2,030,854	12,305,555	6,182,281	7,214,666	3,420,626
Collateral on securities loaned at value	287,000	10,177,930	70,955	—	—
Investments purchased payable	632,622	8,441,015	—	—	38,413
Options written payable	26,600	243,308	507,058	506,916	381,572
Investment advisory fees payable	221,062	761,038	550,335	521,875	302,957
Officer’s and Trustees’ fees payable	17,380	470,283	297,141	2,774	1,216
Other accrued expenses payable	98,825	291,701	194,606	228,371	157,953

Total liabilities	3,314,343	36,457,830	7,802,376	8,533,297	4,302,737

Net Assets	$272,183,460	$974,436,566	$592,938,503	$649,406,995	$375,135,625

Net Assets Consist of
Paid-in capital	$182,592,761	$1,421,001,423	$621,054,142	$765,766,937	$310,378,484
Distributions in excess of net investment income	(20,740,167)	(30,769,824)	(20,767,572)	(22,274,085)	(6,140,281)
Accumulated net realized gain (loss)	40,405,349	(510,849,455)	(102,062,676)	(143,347,095)	(6,427,432)
Net unrealized appreciation/depreciation	69,925,517	95,054,422	94,714,609	49,261,238	77,324,854

Net Assets	$272,183,460	$974,436,566	$592,938,503	$649,406,995	$375,135,625

Net asset value[7]	$34.94	$8.86	$10.37	$13.94	$22.19

[1] Consolidated Statement of Assets and Liabilities.
[2] Investments at cost — unaffiliated	$193,466,167	$876,743,346	$478,206,377	$567,646,783	$285,230,957
[3] Securities loaned at value	$260,586	$9,690,661	$64,168	—	—
[4] Investments at cost — affiliated	$9,167,290	$10,177,930	$24,932,527	$36,702,308	$12,817,865
[5] Foreign currency/Foreign bank overdraft at cost	$120,518	$2,248,714	$94,422	$(58,566)	$190,218
[6] Premiums received	$2,086,319	$12,221,364	$4,432,487	$3,956,279	$2,198,766
[7] Shares outstanding, unlimited number of shares authorized, $0.001 par value	7,788,926	109,989,277	57,173,280	46,575,310	16,906,964

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	107

Statements of Operations

Six Months Ended April 30, 2014 (Unaudited)	BlackRock Dividend Income Trust (BQY)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)	BlackRock Enhanced Equity Dividend Trust (BDJ)	BlackRock Global Opportunities Equity Trust (BOE)

Investment Income
Dividends — unaffiliated	$1,415,805	$1,358,111	$7,980,228	$23,945,550	$22,157,689	$13,976,515
Foreign taxes withheld	(34,604)	(74,049)	(402,713)	(220,621)	(255,723)	(582,311)
Dividends — affiliated	856	1,326	10,556	3,966	9,059	5,179
Securities lending — affiliated — net	—	1,261	—	—	—	63,183
Other income — affiliated	1,802	3,778	7,901	843	7,663	7,530

Total income	1,383,859	1,290,427	7,595,972	23,729,738	21,918,688	13,470,096

Expenses
Investment advisory	322,082	677,889	4,885,618	2,873,903	6,495,798	5,745,700
Custodian	50,075	49,965	66,769	38,983	109,888	148,325
Professional	23,906	28,078	27,133	84,577	45,247	36,546
Transfer agent	14,540	16,821	57,546	45,475	103,241	78,354
Officer and Trustees	4,937	5,490	60,248	35,941	113,039	85,299
Printing	3,364	4,058	19,521	16,525	33,718	23,850
Insurance	2,075	3,289	19,517	9,972	27,362	19,522
Registration	1,321	4,609	4,506	7,467	30,422	11,759
Licensing	64,417	—	—	—	—	—
Miscellaneous	19,056	16,508	11,273	10,767	13,903	38,226

Total expenses	505,773	806,707	5,152,131	3,123,610	6,972,618	6,187,581
Less fees waived by Manager	(1,454)	(30,442)	(17,438)	(6,892)	(17,620)	(9,395)

Total expenses after fees waived	504,319	776,265	5,134,693	3,116,718	6,954,998	6,178,186

Net investment income	879,540	514,162	2,461,279	20,613,020	14,963,690	7,291,910

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	3,175,586	(5,322,643)	69,784,243	8,691,326	(6,477,750)	23,624,024
Options written	(662)	432,783	4,100,785	8,747,295	6,164,737	18,367,345
Foreign currency transactions	3,821	(21,381)	3,162	74,355	10,080	318,475

	3,178,745	(4,911,241)	73,888,190	17,512,976	(302,933)	42,309,844

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,135,823	9,684,020	(23,890,662)	(5,181,531)	81,831,129	(24,951,630)
Options written	38,926	(31,903)	(8,393,919)	3,488,224	3,566,337	3,196,023
Foreign currency translations	1,358	1,935	154	(31,616)	80	(144,536)

	1,176,107	9,654,052	(32,284,427)	(1,724,923)	85,397,546	(21,900,143)

Total realized and unrealized gain	4,354,852	4,742,811	41,603,763	15,788,053	85,094,613	20,409,701

Net Increase in Net Assets Resulting from Operations	$5,234,392	$5,256,973	$44,065,042	$36,401,073	$100,058,303	$27,701,611

See Notes to Financial Statements.

108	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Operations (concluded)

Six Months Ended April 30, 2014 (Unaudited)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock Resources & Commodities Strategy Trust (BCX)[1]	BlackRock Utility and Infrastructure Trust (BUI)

Investment Income
Dividends — unaffiliated	$1,838,471	$14,234,983	$6,585,898	$7,379,451	$6,730,875
Foreign taxes withheld	(86,615)	(868,004)	(208,860)	(427,440)	(244,001)
Dividends — affiliated	1,515	4,500	4,174	4,729	1,958
Securities lending — affiliated — net	359	48,630	161	—	—
Other income — affiliated	2,267	7,166	3,498	21,128	3,288

Total income	1,755,997	13,427,275	6,384,871	6,977,868	6,492,120

Expenses
Investment advisory	1,365,470	4,933,112	3,414,387	3,727,318	1,754,401
Custodian	62,860	166,603	81,618	60,929	72,141
Professional	27,271	37,590	28,832	36,520	32,645
Transfer agent	19,938	69,690	51,840	43,777	25,256
Officer and Trustees	13,247	75,310	44,401	29,891	16,590
Printing	6,937	21,220	11,962	7,750	8,874
Insurance	5,326	28,544	16,667	7,942	4,347
Registration	4,549	18,614	7,543	7,789	4,474
Miscellaneous	9,771	67,201	21,853	6,676	24,036

Total expenses	1,515,369	5,417,884	3,679,103	3,928,592	1,942,764
Less fees waived by Manager	(2,456)	(254,046)	(149,554)	(629,967)	(3,359)

Total expenses after fees waived	1,512,913	5,163,838	3,529,549	3,298,625	1,939,405

Net investment income	243,084	8,263,437	2,855,322	3,679,243	4,552,715

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	25,722,248	42,377,055	1,654,903	(12,714,643)	344,015
Options written	1,421,480	7,501,228	3,073,991	1,802,049	(1,430,345)
Foreign currency transactions	50,101	574,414	512	(86,499)	9,923

	27,193,829	50,452,697	4,729,406	(10,999,093)	(1,076,407)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(5,165,036)	(47,073,467)	21,488,285	50,653,830	31,945,791
Options written	(588,708)	4,017,024	(1,780,573)	(3,011,396)	626,003
Foreign currency translations	(4,163)	(35,289)	364	3,341	19,784

	(5,757,907)	(43,091,732)	19,708,076	47,645,775	32,591,578

Total realized and unrealized gain	21,435,922	7,360,965	24,437,482	36,646,682	31,515,171

Net Increase in Net Assets Resulting from Operations	$21,679,006	$15,624,402	$27,292,804	$40,325,925	$36,067,886

[1]	Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	109

Statements of Changes in Net Assets

	BlackRock Dividend Income Trust (BQY)		BlackRock EcoSolutions Investment Trust (BQR)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$879,540	$1,911,679	$514,162	$1,147,375
Net realized gain (loss)	3,178,745	4,615,388	(4,911,241)	1,515,988
Net change in unrealized appreciation/depreciation	1,176,107	4,941,159	9,654,052	6,617,063

Net increase in net assets resulting from operations	5,234,392	11,468,226	5,256,973	9,280,426

Dividends and Distributions to Shareholders
Net investment income	(2,775,193)[1]	(1,708,290)[2]	(4,504,358)[1]	(1,031,216)[2]
Net realized gains	—	(3,962,756)[2]	—	—
Return of capital	—	—	—	(7,977,500)[2]

Decrease in net assets resulting from dividends and distributions to shareholders	(2,775,193)	(5,671,046)	(4,504,358)	(9,008,716)

Net Assets
Total increase in net assets	2,459,199	5,797,180	752,615	271,710
Beginning of period	86,983,349	81,186,169	115,137,640	114,865,930

End of period	$89,442,548	$86,983,349	$115,890,255	$115,137,640

Undistributed (distributions in excess of) net investment income, end of period	$(1,711,885)	$183,768	$(3,990,196)	—

[1]	A portion of the dividends from net investment income maybe deemed a return of capital or net realized gain at fiscal year end.

[2]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

110	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Changes in Net Assets (continued)

	BlackRock Energy and Resources Trust (BGR)		BlackRock Enhanced Capital and Income Fund, Inc. (CII)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$2,461,279	$3,487,794	$20,613,020	$13,662,033
Net realized gain	73,888,190	137,486,490	17,512,976	41,586,734
Net change in unrealized appreciation/depreciation	(32,284,427)	31,425,100	(1,724,923)	50,511,787

Net increase in net assets resulting from operations	44,065,042	172,399,384	36,401,073	105,760,554

Dividends and Distributions to Shareholders
Net investment income	(98,526,178)[1]	—	(26,472,840)[1]	(13,908,365)[2]
Net realized gains	—	(48,221,272)[2]	—	—
Return of capital	—	—	—	(39,037,315)[2]

Decrease in net assets resulting from dividends and distributions to shareholders	(98,526,178)	(48,221,272)	(26,472,840)	(52,945,680)

Net Assets
Total increase (decrease) in net assets	(54,461,136)	124,178,112	9,928,233	52,814,874
Beginning of period	896,634,870	772,456,758	675,472,019	622,657,145

End of period	$842,173,734	$896,634,870	$685,400,252	$675,472,019

Distributions in excess of net investment income, end of period	$(98,847,386)	$(2,782,487)	$(5,897,076)	$(37,256)

[1]	A portion of the dividends from net investment income maybe deemed a return of capital or net realized gain at fiscal year end.

[2]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	111

Statements of Changes in Net Assets (continued)

	BlackRock Enhanced Equity Dividend Trust (BDJ)		BlackRock Global Opportunities Equity Trust (BOE)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$14,963,690	$32,816,080	$7,291,910	$8,382,978
Net realized gain (loss)	(302,933)	117,623,639	42,309,844	109,951,890
Net change in unrealized appreciation/depreciation	85,397,546	54,197,961	(21,900,143)	86,145,100

Net increase in net assets resulting from operations	100,058,303	204,637,680	27,701,611	204,479,968

Dividends and Distributions to Shareholders
Net investment income	(50,255,172)[1]	(32,582,758)[2]	(43,308,854)[1]	(11,468,669)[2]
Distributions in excess of net investment income[3]	—	(35,787,362)[2]	—	(63,152,174)[2]
Net realized gains	—	(32,140,223)[2]	—	—
Return of capital	—	—	—	(11,996,866)[2]

Decrease in net assets resulting from dividends and distributions to shareholders	(50,255,172)	(100,510,343)	(43,308,854)	(86,617,709)

Net Assets
Total increase (decrease) in net assets	49,803,131	104,127,337	(15,607,243)	117,862,259
Beginning of period	1,594,223,376	1,490,096,039	1,159,072,267	1,041,210,008

End of period	$1,644,026,507	$1,594,223,376	$1,143,465,024	$1,159,072,267

Distributions in excess of net investment income, end of period	$(35,892,255)	$(600,773)	$(38,496,228)	$(2,479,284)

[1]	A portion of the dividends from net investment income maybe deemed a return of capital or net realized gain at fiscal year end.

[2]	Determined in accordance with federal income tax regulations.

[3]	Taxable distribution.

See Notes to Financial Statements.

112	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Changes in Net Assets (continued)

	BlackRock Health Sciences Trust (BME)		BlackRock International Growth and Income Trust (BGY)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$243,084	$923,733	$8,263,437	$14,055,907
Net realized gain	27,193,829	24,717,008	50,452,697	72,629,297
Net change in unrealized appreciation/depreciation	(5,757,907)	43,710,073	(43,091,732)	72,416,478

Net increase in net assets resulting from operations	21,679,006	69,350,814	15,624,402	159,101,682

Dividends and Distributions to Shareholders
Net investment income	(21,450,045)[1]	(446,759)[2]	(36,923,400)[1]	(18,226,947)[2]
Net realized gains	—	(17,987,036)[2]	—	—
Return of capital	—	—	—	(55,619,854)[2]

Decrease in net assets resulting from dividends and distributions to shareholders	(21,450,045)	(18,433,795)	(36,923,400)	(73,846,801)

Capital Share Transactions
Reinvestment of dividends	1,793,000	867,486	—	—

Net Assets
Total increase (decrease) in net assets	2,021,961	51,784,505	(21,298,998)	85,254,881
Beginning of period	270,161,499	218,376,994	995,735,564	910,480,683

End of period	$272,183,460	$270,161,499	$974,436,566	$995,735,564

Undistributed (distributions in excess of) net investment income, end of period	$(20,740,167)	$466,794	$(30,769,824)	$(2,109,861)

[1]	A portion of the dividends from net investment income maybe deemed a return of capital or net realized gain at fiscal year end.

[2]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	113

Statements of Changes in Net Assets (continued)

	BlackRock Real Asset Equity Trust (BCF)		BlackRock Resources & Commodities Strategy Trust (BCX)[1]
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$2,855,322	$6,199,566	$3,679,243	$11,454,960
Net realized gain (loss)	4,729,406	(10,322,502)	(10,999,093)	(65,371,790)
Net change in unrealized appreciation/depreciation	19,708,076	9,610,522	47,645,775	20,545,737

Net increase (decrease) in net assets resulting from operations	27,292,804	5,487,586	40,325,925	(33,371,093)

Dividends and Distributions to Shareholders
Net investment income	(19,987,779)[2]	(6,692,838)[3]	(21,536,423)[2]	(6,452,839)[3]
Return of capital	—	(43,962,688)[3]	—	(47,574,521)[3]

Decrease in net assets resulting from dividends and distributions to shareholders	(19,987,779)	(50,655,526)	(21,536,423)	(54,027,360)

Net Assets
Total increase (decrease) in net assets	7,305,025	(45,167,940)	18,789,502	(87,398,453)
Beginning of period	585,633,478	630,801,418	630,617,493	718,015,946

End of period	$592,938,503	$585,633,478	$649,406,995	$630,617,493

Distributions in excess of net investment income, end of period	$(20,767,572)	$(3,635,115)	$(22,274,085)	$(4,416,905)

[1]	Consolidated Statements of Changes in Net Assets.

[2]	A portion of the dividends from net investment income maybe deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

114	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Changes in Net Assets (concluded)

	BlackRock Utility and Infrastructure Trust (BUI)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$4,552,715	$9,640,424
Net realized gain (loss)	(1,076,407)	6,418,044
Net change in unrealized appreciation/depreciation	32,591,578	17,842,699

Net increase in net assets resulting from operations	36,067,886	33,901,167

Dividends and Distributions to Shareholders
Net investment income	(12,257,549)[1]	(8,709,264)[2]
Net realized gains	—	(7,173,603)[2]
Return of capital	—	(8,632,231)[2]

Decrease in net assets resulting from dividends and distributions to shareholders	(12,257,549)	(24,515,098)

Net Assets
Total increase in net assets	23,810,337	9,386,069
Beginning of period	351,325,288	341,939,219

End of period	$375,135,625	$351,325,288

Undistributed (distributions in excess of) net investment income, end of period	$(6,140,281)	$1,564,553

[1]	A portion of the dividends from net investment income maybe deemed a return of capital or net realized gain at fiscal year end.

[2]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	115

Statements of Cash Flows

Six Months Ended April 30, 2014 (Unaudited)	BlackRock Dividend Income Trust (BQY)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Energy and Resources Trust (BGR)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$5,234,392	$5,256,973	$44,065,042	$36,401,073
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in dividends receivable — affiliated	—	160	860	172
Decrease (increase) in dividends receivable	(33,716)	(168,138)	342,525	(910,759)
Decrease in securities lending income receivable — affiliated	—	(482)	—	—
Increase in other assets	(1,645)	(4,652)	(11,156)	(16,315)
Decrease in cash pledged as collateral for OTC derivatives	—	—	—	500,000
Increase in investment advisory fees payable	(220)	(3,515)	(99,100)	(4,550)
Increase (decrease) in Officer’s and Trustees’ fees payable	706	(1)	38,531	17,501
Increase (decrease) in other accrued expenses payable	15,170	(2,964)	(6,828)	(117,398)
Net realized (gain) loss on investments, options written and foreign currency transactions	(3,174,924)	4,889,860	(73,885,028)	(17,438,621)
Net unrealized (gain) loss on investments, options written and foreign currency translations	(1,174,743)	(9,660,384)	32,284,582	1,694,131
Premiums received from options written	2,087,214	3,639,258	20,554,488	31,108,904
Premiums paid on closing options written	(1,532,693)	(2,858,334)	(16,613,014)	(13,121,850)
Proceeds from sales of long-term investments	34,930,712	49,101,199	654,477,272	437,125,453
Purchases of long-term investments	(34,215,616)	(48,560,148)	(591,888,025)	(467,989,087)
Net (purchases) sales of short-term securities	669,938	3,502,311	29,346,976	17,278,451

Cash provided by operating activities	2,804,575	5,131,143	98,607,125	24,527,105

Cash Used for Financing Activities
Decrease in bank overdraft/foreign bank overdraft	—	(618,888)	—	(119,260)
Cash dividends paid to shareholders	(2,775,193)	(4,504,358)	(98,526,178)	(26,472,840)

Cash used for financing activities	(2,775,193)	(5,123,246)	(98,526,178)	(26,592,100)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(25)	8,267	(1)	2,179

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	29,357	16,164	80,946	(2,062,816)
Cash and foreign currency at beginning of period	21,069	—	110,962	2,068,537

Cash and foreign currency at end of period	$50,426	$16,164	$191,908	$5,721

See Notes to Financial Statements.

116	SEMI-ANNUAL REPORT	APRIL 30, 2014

Statements of Cash Flows (continued)

Six Months Ended April 30, 2014 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$100,058,303	$27,701,611	$21,679,006	$15,624,402
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease (increase) in dividends receivable — affiliated	217	183	(114)	287
Decrease (increase) in dividends receivable	244,848	194,518	57,876	(514,010)
Increase in securities lending income receivable — affiliated	—	(30,912)	(221)	(21,987)
Decrease (increase) in other assets	(48,259)	344,817	(10,035)	(18,275)
Increase in cash pledged as collateral for OTC derivatives	—	—	—	(2,020,504)
Increase in cash pledged as collateral for exchange-traded options written	—	—	(1,892,100)	(4,050,000)
Increase (decrease) in investment advisory fees payable	4,440	(34,841)	(6,371)	(31,760)
Increase in collateral on securities loaned at value	—	9,198,761	287,000	10,177,930
Increase in Officer’s and Trustees’ fees payable	69,090	53,654	155	48,339
Increase (decrease) in other accrued expenses payable	17,517	(39,920)	(16,933)	(43,599)
Net realized (gain) loss on investments, options written and foreign currency transactions	313,013	(41,991,369)	(27,143,728)	(49,878,283)
Net unrealized (gain) loss on investments, options written and foreign currency translations	(85,397,386)	21,652,656	5,753,753	43,030,820
Premiums received from options written	53,946,547	56,028,222	9,511,509	45,091,288
Premiums paid on closing options written	(32,733,155)	(28,448,251)	(7,378,000)	(31,760,242)
Proceeds from sales of long-term investments	923,695,444	1,210,168,669	185,371,492	965,092,331
Purchases of long-term investments	(920,517,103)	(1,222,749,306)	(158,393,386)	(970,539,804)
Net (purchases) sales of short-term securities	10,669,033	18,121,257	(8,022,628)	12,168,800

Cash provided by operating activities	50,322,549	50,169,749	19,797,275	32,355,733

Cash Used for Financing Activities
Increase (decrease) in bank overdraft	—	(295)	—	3,765,642
Cash dividends paid to shareholders	(50,255,172)	(43,308,854)	(19,657,045)	(36,923,400)

Cash used for financing activities	(50,255,172)	(43,309,149)	(19,657,045)	(33,157,758)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(80)	109,213	(9)	15,310

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	67,297	6,969,813	140,221	(786,715)
Cash and foreign currency at beginning of period	9,110	4,043,358	2,498	3,042,040

Cash and foreign currency at end of period	$76,407	$11,013,171	$142,719	$2,255,325

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	117

Statements of Cash Flows (concluded)

Six Months Ended April 30, 2014 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)	BlackRock Resources & Commodities Strategy Trust (BCX)[1]	BlackRock Utility and Infrastructure Trust (BUI)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$27,292,804	$40,325,925	$36,067,886
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in dividends receivable — affiliated	157	68	339
Decrease in dividends receivable	189,207	326,504	350,618
Increase in securities lending income receivable — affiliated	(161)	—	—
Increase in other assets	(11,892)	(17,934)	(10,089)
Increase (decrease) in investment advisory fees payable	(15,936)	(7,831)	10,907
Increase (decrease) in Officer’s and Trustees’ fees payable	29,237	(364)	(571)
Decrease in other accrued expenses payable	(12,357)	(37,141)	(25,451)
Net realized (gain) loss on investments, options written and foreign currency transactions	(4,728,894)	10,912,594	1,086,330
Net unrealized (gain) loss on investments, options written and foreign currency translations	(19,707,857)	(47,642,643)	(32,566,237)
Premiums received from options written	16,382,677	14,441,371	7,390,483
Premiums paid on closing options written	(10,954,206)	(9,990,499)	(6,900,487)
Proceeds from sales of long-term investments	266,860,818	284,116,395	109,998,954
Purchases of long-term investments	(251,689,813)	(263,884,050)	(106,332,709)
Net (purchases) sales of short-term securities	(3,698,393)	(7,285,353)	2,902,137

Cash provided by operating activities	19,935,391	21,257,042	11,972,110

Cash Used for Financing Activities
Increase (decrease) in bank overdraft	—	58,695	(990,610)
Cash dividends paid to shareholders	(19,987,779)	(21,536,423)	(12,257,549)

Cash used for financing activities	(19,987,779)	(21,477,728)	(13,248,159)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	3	—	(5,557)

Cash and Foreign Currency
Net decrease in cash and foreign currency	(52,385)	(220,686)	(1,281,606)
Cash and foreign currency at beginning of period	161,820	246,181	1,495,501

Cash and foreign currency at end of period	$109,435	$25,495	$213,895

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

118	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights	BlackRock Dividend Income Trust (BQY)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.42	$13.46	$13.61	$14.26	$13.38	$12.38

Net investment income[1]	0.15	0.32	0.33	0.35	0.33	0.36
Net realized and unrealized gain (loss)	0.72	1.58	(0.79)	(0.00)[2]	1.36	1.43

Net increase from investment operations	0.87	1.90	1.12	0.35	1.69	1.79

Dividends and distributions:
Net investment income	(0.46)[3]	(0.28)[4]	(0.67)[4]	(0.22)[4]	(0.11)[4]	(0.35)[4,5]
Distributions in excess of net investment income[6]	—	—	—	—	—	(0.04)[4,5]
Net realized gain	—	(0.66)[4]	(0.60)[4]	(0.78)[4]	(0.70)[4]	(0.33)[4]
Return of capital	—	—	—	—	—	(0.07)[4]

Total dividends and distributions	(0.46)	(0.94)	(1.27)	(1.00)	(0.81)	(0.79)

Net asset value, end of period	$14.83	$14.42	$13.46	$13.61	$14.26	$13.38

Market price, end of period	$13.34	$12.84	$12.34	$12.43	$13.44	$11.54

Total Investment Return[7]
Based on net asset value	6.58%[8]	15.50%	9.48%	2.79%	14.08%	17.64%

Based on market price	7.67%[8]	12.18%	9.90%	(0.40)%	24.67%	19.63%

Ratios to Average Net Assets
Total expenses	1.18%[9]	1.19%	1.18%	1.19%	1.23%	1.17%

Total expenses after fees waived	1.17%[9]	1.18%	1.18%	1.19%	1.22%	1.16%

Net investment income	2.05%[9]	2.29%	2.50%	2.45%	2.40%	3.39%

Supplemental Data
Net assets, end of period (000)	$89,443	$86,893	$81,186	$82,096	$86,047	$80,716

Portfolio turnover	40%	103%	129%	97%	59%	64%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.005) per share.

[3]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[4]	Determined in accordance with federal income tax regulations.

[5]

The amount of dividends and distributions to shareholders from net investment income reported in October 31, 2009 has been reclassified to allocate the amount between distributions from net investment income and distributions in excess of net investment income; both of which were included in the prior year net investment income in the amount of $0.39.

[6]	Taxable distribution.

[7]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[8]	Aggregate total investment return.

[9]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	119

Financial Highlights	BlackRock EcoSolutions Investments Trust (BQR)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.16	$9.14	$9.38	$10.65	$10.56	$10.23

Net investment income[1]	0.04	0.09	0.08	0.10	0.05	0.06
Net realized and unrealized gain (loss)	0.38	0.65	0.56	(0.30)	1.24	1.78

Net increase (decrease) from investment operations	0.42	0.74	0.64	(0.20)	1.29	1.84

Dividends and distributions:
Net investment income	(0.36)[2]	(0.08)[3]	(0.07)[3]	(0.11)[3]	(0.05)[3]	(0.07)[3]
Net realized gain	—	—	—	—	—	(0.09)[3]
Return of capital	—	(0.64)[3]	(0.81)[3]	(0.96)[3]	(1.15)[3]	(1.35)[3]

Total dividends and distributions	(0.36)	(0.72)	(0.88)	(1.07)	(1.20)	(1.51)

Net asset value, end of period	$9.22	$9.16	$9.14	$9.38	$10.65	$10.56

Market price, end of period	$8.15	$7.93	$8.66	$8.58	$11.69	$10.23

Total Investment Return[4]
Based on net asset value	5.24%[5]	9.08%	7.77%	(2.13)%	13.04%	19.64%

Based on market price	7.46%[5]	(0.34)%	11.63%	(18.45)%	28.08%	28.88%

Ratios to Average Net Assets
Total expenses	1.43%[6]	1.44%	1.44%	1.40%	1.45%	1.51%

Total expenses after fees waived	1.37%[6]	1.41%	1.43%	1.40%	1.45%	1.50%

Net investment income	0.91%[6]	0.98%	0.92%	0.98%	0.47%	0.65%

Supplemental Data
Net assets, end of period (000)	$115,890	$115,138	$114,866	$117,497	$131,002	$127,025

Portfolio turnover	43%	94%	107%	86%	124%	62%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

120	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights	BlackRock Energy and Resources Trust (BGR)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$30.12	$25.95	$28.33	$25.87	$23.81	$20.71

Net investment income[1]	0.08	0.12	0.13	0.06	0.26	0.41
Net realized and unrealized gain (loss)	1.40	5.67	(0.74)	4.02	3.42	4.32

Net increase (decrease) from investment operations	1.48	5.79	(0.61)	4.08	3.68	4.73

Dividends and distributions:
Net investment income	(3.31)[2]	—	(0.03)[3]	(0.24)[3]	(0.17)[3]	(0.47)[3]
Net realized gain	—	(1.62)[3]	(1.44)[3]	(1.38)[3]	(1.45)[3]	(0.19)[3]
Return of capital	—	—	(0.30)[3]	—	—	(0.97)[3]

Total dividends and distributions	(3.31)	(1.62)	(1.77)	(1.62)	(1.62)	(1.63)

Net asset value, end of period	$28.29	$30.12	$25.95	$28.33	$25.87	$23.81

Market price, end of period	$25.05	$26.82	$24.28	$26.54	$25.36	$22.18

Total Investment Return[4]
Based on net asset value	6.83%[5]	23.68%	(1.76)%	16.09%	15.89%	25.54%

Based on market price	6.23%[5]	17.70%	(1.88)%	10.95%	21.95%	34.63%

Ratios to Average Net Assets
Total expenses	1.27%[6]	1.26%	1.28%	1.26%	1.27%	1.30%

Total expenses after fees waived	1.26%[6]	1.25%	1.22%	1.15%	1.11%	1.10%

Net investment income	0.60%[6]	0.42%	0.50%	0.19%	1.04%	1.77%

Supplemental Data
Net assets, end of period (000)	$842,174	$896,635	$772,457	$843,328	$769,976	$708,589

Portfolio turnover	69%	132%	86%	111%	80%	62%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	121

Financial Highlights	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.31	$14.11	$13.87	$14.53	$14.40	$13.78

Net investment income[1]	0.47	0.31	0.33	0.35	0.31	0.29
Net realized and unrealized gain	0.35	2.09	1.29	0.68	1.76	2.27

Net increase from investment operations	0.82	2.40	1.62	1.03	2.07	2.56

Dividends and distributions:
Net investment income	(0.60)[2]	(0.32)[3]	(0.33)[3,4]	(0.35)[3,4]	(0.31)[3]	(0.29)[3]
Distributions in excess of net investment income[5]	—	—	(0.20)[3,4]	(0.23)[3,4]	—	—
Net realized gain	—	—	(0.13)[3]	(1.11)[3]	(1.33)[3]	(1.19)[3]
Return of capital	—	(0.88)[3]	(0.72)[3]	—	(0.30)[3]	(0.46)[3]

Total dividends and distributions	(0.60)	(1.20)	(1.38)	(1.69)	(1.94)	(1.94)

Net asset value, end of period	$15.53	$15.31	$14.11	$13.87	$14.53	$14.40

Market price, end of period	$14.30	$13.52	$12.99	$12.39	$15.03	$13.76

Total Investment Return[6]
Based on net asset value	5.88%[7]	18.97%	12.94%	7.56%	15.22%	22.01%

Based on market price	10.40%[7]	14.11%	16.39%	(7.11)%	24.73%	29.88%

Ratios to Average Net Assets
Total expenses	0.92%[8]	0.93%	0.94%	0.94%	0.93%	0.95%

Total expenses after fees waived	0.92%[8]	0.93%	0.94%	0.93%	0.93%	0.95%

Net investment income	6.10%[8]	2.15%	2.34%	2.40%	2.14%	(2.16)%

Supplemental Data
Net assets, end of period (000)	$685,400	$675,472	$622,657	$612,145	$635,849	$618,462

Portfolio turnover	66%	218%	205%	190%	210%	138%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

The amount of dividends and distributions to shareholders from net investment income reported in October 31, 2012 and October 31, 2011 has been reclassified to allocate the amount between distributions from net investment income and distributions in excess of net investment income; both of which were included in the prior year net investment income in the amount of $0.53 and $0.58, respectively.

[5]	Taxable distribution.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

122	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights	BlackRock Enhanced Equity Dividend Trust (BDJ)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.88	$8.30	$8.03	$8.32	$8.13	$9.59

Net investment income[1]	0.08	0.18	0.18	0.16	0.17	0.25
Net realized and unrealized gain (loss)	0.48	0.96	0.77	0.38	1.00	(0.55)

Net increase (decrease) from investment operations	0.56	1.14	0.95	0.54	1.17	(0.30)

Dividends and distributions:
Net investment income	(0.28)[2]	(0.18)[3]	(0.18)[3,4]	(0.16)[3,4]	(0.17)[3]	(0.25)[3]
Distributions in excess of net investment income[5]	—	(0.20)[3]	(0.22)[3,4]	(0.35)[3,4]	—	—
Net realized gain	—	(0.18)[3]	—	—	—	—
Return of capital	—	—	(0.28)[3]	(0.32)[3]	(0.81)[3]	(0.91)[3]

Total dividends and distributions	(0.28)	(0.56)	(0.68)	(0.83)	(0.98)	(1.16)

Net asset value, end of period	$9.16	$8.88	$8.30	$8.03	$8.32	$8.13

Market price, end of period	$8.10	$7.72	$7.41	$7.29	$8.99	$7.89

Total Investment Return[6]
Based on net asset value	6.81%[7]	15.11%	13.22%	6.88%	15.23%	(1.63)%

Based on market price	8.64%[7]	12.09%	11.34%	(10.20)%	28.30%	8.08%

Ratios to Average Net Assets
Total expenses	0.87%[8]	0.87%	0.95%	1.15%	1.16%	1.20%

Total expenses after fees waived	0.87%[8]	0.87%	0.95%	1.14%	1.16%	1.20%

Net investment income	1.87%[8]	2.13%	2.16%	1.92%	2.06%	3.11%

Supplemental Data
Net assets, end of period (000)	$1,644,027	$1,594,223	$1,490,096	$575,712	$592,328	$572,066

Portfolio turnover	55%	180%	185%	231%	232%	117%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

The amount of dividends and distributions to shareholders from net investment income reported in October 31, 2012 and October 31, 2011 has been reclassified to allocate the amount between distributions from net investment income and distributions in excess of net investment income; both of which were included in the prior year net investment income in the amount of $0.40 and $0.51, respectively.

[5]	Taxable distribution.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	123

Financial Highlights	BlackRock Global Opportunities Equity Trust (BOE)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.68	$14.99	$16.03	$18.68	$18.64	$18.03

Net investment income[1]	0.10	0.12	0.20	0.17	0.19	0.19
Net realized and unrealized gain (loss)	0.30	2.82	0.72	(0.54)	2.13	2.70

Net increase (decrease) from investment operations	0.40	2.94	0.92	(0.37)	2.32	2.89

Dividends and distributions:
Net investment income	(0.62)[2]	(0.17)[3]	(0.22)[3]	(0.17)[3,4]	(0.18)[3,4]	(0.20)[3]
Distributions in excess of net investment income[5]	—	(0.91)[3]	—	(0.68)[3,4]	(1.26)[3,4]	—
Net realized gain	—	—	—	(0.61)[3]	(0.25)[3]	—
Return of capital	—	(0.17)[3]	(1.74)[3]	(0.82)[3]	(0.59)[3]	(2.08)[3]

Total dividends and distributions	(0.62)	(1.25)	(1.96)	(2.28)	(2.28)	(2.28)

Net asset value, end of period	$16.46	$16.68	$14.99	$16.03	$18.68	$18.64

Market price, end of period	$14.78	$14.74	$13.24	$14.95	$19.06	$18.40

Total Investment Return[6]
Based on net asset value	2.91%[7]	21.93%	7.36%	(2.55)%	13.76%	20.50%

Based on market price	4.57%[7]	21.99%	1.68%	(10.93)%	17.58%	34.97%

Ratios to Average Net Assets
Total expenses	1.08%[8]	1.08%	1.10%	1.10%	1.11%	1.21%

Total expenses after fees waived	1.08%[8]	1.08%	1.10%	1.09%	1.10%	1.20%

Net investment income	1.27%[8]	0.77%	1.34%	0.96%	1.03%	1.05%

Supplemental Data
Net assets, end of period (000)	$1,143,465	$1,159,072	$1,041,210	$1,113,920	$1,290,105	$1,278,170

Portfolio turnover	103%	279%	298%	253%	264%	300%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

The amount of dividends and distributions to shareholders from net investment income reported in October 31, 2011 and October 31, 2010 has been reclassified to allocate the amount between distributions from net investment income and distributions in excess of net investment income; both of which were included in the prior year net investment income in the amount of $0.85 and $1.44, respectively.

[5]	Taxable distribution.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

124	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights	BlackRock Health Sciences Trust (BME)

	Six Months Ended April 30 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$34.92	$28.34	26.65	$27.19	$25.37	$23.66

Net investment income (loss)[1]	0.03	0.12	0.08	(0.01)	0.02	0.10
Net realized and unrealized gain	2.76	8.85	4.11	1.71	3.34	3.32

Net increase from investment operations	2.79	8.97	4.19	1.70	3.36	3.42

Dividends and distributions:
Net investment income	(2.77)[2]	(0.06)[3]	(0.09)[3]	—	(0.02)[3]	(0.13)[3]
Net realized gain	—	(2.33)[3]	(2.41)[3]	(2.24)[3]	(1.52)[3]	(1.01)[3]
Return of capital	—	—	—	—	—	(0.57)[3]

Total dividends and distributions	(2.77)	(2.39)	(2.50)	(2.24)	(1.54)	(1.71)

Net asset value, end of period	$34.94	$34.92	$28.34	$26.65	$27.19	$25.37

Market price, end of period	$35.66	$33.56	$27.86	$25.81	$27.14	$22.61

Total Investment Return[4]
Based on net asset value	8.17%[5]	33.37%	16.42%	6.43%	13.69%	16.31%

Based on market price	14.88%[5]	30.38%	18.17%	3.26%	27.33%	13.44%

Ratios to Average Net Assets
Total expenses	1.11%[6]	1.12%	1.13%	1.14%	1.15%	1.15%

Total expenses after fees waived	1.11%[6]	1.12%	1.13%	1.13%	1.15%	1.15%

Net investment income (loss)	0.18%[6]	0.38%	0.29%	(0.02)%	0.09%	0.37%

Supplemental Data
Net assets, end of period (000)	$272,183	$270,161	$218,377	$202,675	$206,392	$192,602

Portfolio turnover	58%	155%	209%	226%	239%	167%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	125

Financial Highlights	BlackRock International Growth and Income Trust (BGY)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.05	$8.28	$8.72	$10.52	$10.92	$10.41

Net investment income[1]	0.08	0.13	0.16	0.14	0.14	0.29
Net realized and unrealized gain (loss)	0.07	1.31	0.35	(0.58)	1.05	2.04

Net increase (decrease) from investment operations	0.15	1.44	0.51	(0.44)	1.19	2.33

Dividends and distributions:
Net investment income	(0.34)[2]	(0.17)[3]	(0.18)[3]	(0.14)[3,4]	(0.12)[3]	(0.30)[3]
Distributions in excess of net investment income[5]	—	—	—	(0.53)[3,4]	—	—
Return of capital	—	(0.50)[3]	(0.77)[3]	(0.69)[3]	(1.47)[3]	(1.52)[3]

Total dividends and distributions	(0.34)	(0.67)	(0.95)	(1.36)	(1.59)	(1.82)

Net asset value, end of period	$8.86	$9.05	$8.28	$8.72	$10.52	$10.92

Market price, end of period	$8.08	$8.14	$7.41	$7.88	$10.56	$10.92

Total Investment Return[6]
Based on net asset value	1.99%[7]	19.25%	7.65%	(4.55)%	12.06%	26.28%

Based on market price	3.41%[7]	19.86%	6.61%	(14.07)%	12.49%	44.62%

Ratios to Average Net Assets
Total expenses	1.10%[8]	1.09%	1.11%	1.10%	1.13%	1.12%

Total expenses after fees waived	1.05%[8]	1.07%	1.11%	1.10%	1.13%	1.12%

Net investment income	1.68%[8]	1.49%	1.97%	1.37%	1.40%	2.68%

Supplemental Data
Net assets, end of period (000)	$974,437	$995,736	$910,481	$959,153	$1,156,583	$1,178,647

Portfolio turnover	97%	266%	226%	217%	247%	198%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

The amount of dividends and distributions to shareholders from net investment income reported in October 31, 2011 has been reclassified to allocate the amount between distributions from net investment income and distributions in excess of net investment income; both of which were included in the prior year net investment income in the amount of $0.67.

[5]	Taxable distribution.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

126	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights	BlackRock Real Asset Equity Trust (BCF)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.24	$11.03	$12.45	$13.42	$11.73	$9.44

Net investment income[1]	0.05	0.11	0.12	0.11	0.17	0.08
Net realized and unrealized gain (loss)	0.43	(0.01)	(0.50)	0.01	2.61	3.30

Net increase (decrease) from investment operations	0.48	0.10	(0.38)	0.12	2.78	3.38

Dividends and distributions:
Net investment income	(0.35)[2]	(0.12)[3]	(0.13)[3]	(0.07)[3,4]	(0.26)[3,4]	(0.11)[3]
Distributions in excess of net investment income[5]	—	—	—	(0.14)[3,4]	(0.48)[3,4]	—
Net realized gain	—	—	(0.55)[3]	(0.50)[3]	—	—
Return of capital	—	(0.77)[3]	(0.36)[3]	(0.38)[3]	(0.35)[3]	(0.98)[3]

Total dividends and distributions	(0.35)	(0.89)	(1.04)	(1.09)	(1.09)	(1.09)

Net asset value, end of period	$10.37	$10.24	$11.03	$12.45	$13.42	$11.73

Market price, end of period	$9.13	$9.12	$10.39	$11.84	$13.46	$11.45

Total Investment Return[6]
Based on net asset value	5.32%[7]	1.81%	(2.79)%	0.58%	24.65%	40.96%

Based on market price	4.11%[7]	(3.75)%	(3.71)%	(4.64)%	28.08%	67.81%

Ratios to Average Net Assets
Total expenses	1.29%[8]	1.29%	1.29%	1.29%	1.28%	1.32%

Total expenses after fees waived and paid indirectly	1.24%[8]	1.19%	1.14%	1.09%	1.08%	1.12%

Net investment income	1.00%[8]	1.04%	1.08%	0.77%	1.37%	0.68%

Supplemental Data
Net assets, end of period (000)	$592,939	$585,633	$630,801	$711,917	$765,463	$664,928

Portfolio turnover	44%	89%	72%	79%	71%	58%

[1]	Based on average shares outstanding.

[2]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[3]	Determined in accordance with federal income tax regulations.

[4]

The amount of dividends and distributions to shareholders from net investment income reported in October 31, 2011 and October 31, 2010 has been reclassified to allocate the amount between distributions from net investment income and distributions in excess of net investment income; both of which were included in the prior year net investment income in the amount of $0.21 and $0.74, respectively.

[5]	Taxable distribution.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	127

Consolidated Financial Highlights	BlackRock Resources & Commodities Strategy Trust (BCX)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31		Period March 30, 2011[1] through October 31, 2011
		2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$13.54	$15.42	$16.83	$19.10 [2]

Net investment income[3]	0.08	0.25	0.18	0.03
Net realized and unrealized gain (loss)	0.78	(0.97)	(0.19)	(1.57)

Net increase (decrease) from investment operations	0.86	(0.72)	(0.01)	(1.54)

Dividends and distributions:
Net investment income	(0.46)[4]	(0.14)[5]	(0.26)[5]	—
Net realized gain	—	—	(0.01)[5]	(0.24)[5]
Return of capital	—	(1.02)[5]	(1.13)[5]	(0.46)[5]

Total dividends and distributions	(0.46)	(1.16)	(1.40)	(0.70)

Capital charges with respect to the issuance of shares	—	—	—	(0.03)

Net asset value, end of period	$13.94	$13.54	$15.42	$16.83

Market price, end of period	$12.02	$11.68	$14.12	$14.95

Total Investment Return[6]
Based on net asset value	7.09%[7]	(3.61)%[8]	0.90%	(7.80)%[7]

Based on market price	7.05%[7]	(9.19)%	4.02%	(21.79)%[7]

Ratios to Average Net Assets
Total expenses	1.26%[9]	1.27%	1.25%	1.35%[9]

Total expenses after fees waived	1.06%[9]	1.07%	1.05%	1.13%[9]

Net investment income	1.18%[9]	1.76%	1.14%	0.27%[9]

Supplemental Data
Net assets, end of period (000)	$649,407	$630,617	$718,016	$783,792

Portfolio turnover	40%	156%	100%	27%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock HoldCo2, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[5]	Determined in accordance with federal income tax regulations.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Trust’s total investment return. Not including this payment the Trust’s total return would have been (3.68)%.

[9]	Annualized.

See Notes to Financial Statements.

128	SEMI-ANNUAL REPORT	APRIL 30, 2014

Financial Highlights (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Period November 25, 2011[1] through October 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$20.78	$20.22	$19.10 [2]

Net investment income[3]	0.27	0.57	0.54
Net realized and unrealized gain	1.87	1.44	1.71

Net increase from investment operations	2.14	2.01	2.25

Dividends and distributions:
Net investment income	(0.73)[4]	(0.52)[5]	(0.49)[5]
Net realized gain	—	(0.42)[5]	(0.41)[5]
Return of capital	—	(0.51)[5]	(0.19)[5]

Total dividends and distributions	(0.73)	(1.45)	(1.09)

Capital charges with respect to the issuance of shares	—	—	(0.04)

Net asset value, end of period	$22.19	$20.78	$20.22

Market price, end of period	$19.35	$18.36	$19.03

Total Investment Return[6]
Based on net asset value	11.10%[7]	11.18%	12.05%[7]

Based on market price	9.65%[7]	4.37%	0.71%[7]

Ratios to Average Net Assets
Total expenses	1.11%[8]	1.11%	1.12%[8]

Total expenses after fees waived	1.11%[8]	1.10%	1.11%[8]

Total expenses after fees waived and excluding excise tax	1.11%[8]	1.10%	1.10%[8]

Net investment income	2.60%[8]	2.83%	2.94%[8]

Supplemental Data
Net assets, end of period (000)	$375,136	$351,325	$341,939

Portfolio turnover	28%	133%	90%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock HoldCo2, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	A portion of the dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[5]	Determined in accordance with federal income tax regulations.

[6]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2014	129

Notes to Financial Statements

1. Organization:

BlackRock Dividend Income Trust (“BQY”), BlackRock EcoSolutions Investment Trust (“BQR”), BlackRock Energy and Resources Trust (“BGR”), BlackRock Enhanced Capital and Income Fund, Inc. (“CII”), BlackRock Enhanced Equity Dividend Trust (“BDJ”), BlackRock Global Opportunities Equity Trust (“BOE”), BlackRock Health Sciences Trust (“BME”), BlackRock International Growth and Income Trust (“BGY”), BlackRock Real Asset Equity Trust (“BCF”), BlackRock Resources & Commodities Strategy Trust (“BCX”), and BlackRock Utility and Infrastructure Trust (“BUI”) (each, a “Trust” and collectively, the “Trusts”) are organized as Delaware statutory trusts, except CII which is organized as a Maryland Corporation. BQY, CII, BDJ and BOE are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). BQR, BGR, BME, BGY, BCF, BCX and BUI are registered as non-diversified, closed-end management investment companies under the 1940 Act. The Board of Directors and Board of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their shares on a daily basis.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Resources & Commodities Strategy Fund, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of BCX and primarily invests in commodity-related instruments. The Subsidiary enables BCX to hold these commodity-related instruments and satisfy regulated investment company tax requirements. BCX may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to BCX, except that the Subsidiary may invest without limitation in commodity-related instruments.

The Trusts, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trusts.

Valuation: U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation

Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid. Investments in open-end registered investment companies are valued at the NAV each business day

The Trusts value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Investments in open-end registered investment companies are valued at NAV each business day.

The Trust value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) are valued at fair value, which is ordinarily based upon each Trust’s pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Trusts may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which

130	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trusts’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Trust’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or it’s delegate, using a pricing service and/or policies approved by the Board. Each business day, each Trust uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Trusts’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Trusts’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Trusts do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Trusts report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., options written), that would be “senior securities” for 1940 Act purposes, such Trust may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of a Trust’s future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, each Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when a Trust is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

SEMI-ANNUAL REPORT	APRIL 30, 2014	131

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends and distributions paid by the Trusts are recorded on the ex-dividend date. Subject to each Trust’s level distribution plan, each Trust intends to make quarterly cash dividends and/or distributions to shareholders, which may consist of net investment income, net options premium, net realized and unrealized gains on investments, and/or return of capital.

Portions of return of capital distributions under U.S. GAAP may be taxed at ordinary income rates.

The character of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital. Realized net capital gains can be offset by capital losses carried forward from prior years. However, certain Trusts have capital loss carry-forwards from pre-2012 tax years that offset realized net capital gains but do not offset current earnings and profits. Consequently, if distributions in any tax year are less than a Trust’s current earnings and profits but greater than net investment income and net realized capital gains (taxable income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Trust’s financial statements presented under U.S. GAAP for such investments held by the Subsidiary may differ significantly from income dividends and capital gain distributions. As such, any net gain will pass through to the Trust as ordinary income for federal income tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Trust’s ordinary income and/or capital gains for that year.

Income Taxes: It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Trusts file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ U.S. federal tax returns remains open for each of the four years ended October 31, 2013 with the exception of BCX and BUI. The statute of limitations on BCX’s U.S. federal tax returns remains open for the two years ended October 31, 2013 and the period ended October 31, 2011. The statute of limitations on BUI’s U.S. federal tax returns remains open for the year ended October 31, 2013 and the period ended October 31, 2012. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, except CII, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Deferred compensation liabilities are included in officer’s and trustees fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

S&P Quality Rankings: BQY had been granted a license by Standard & Poor’s® (“S&P”) to use the S&P Quality Rankings and the S&P International Quality Rankings. Effective September 17, 2013, BQY terminated its license to use either the S&P Quality Rankings or the S&P International Quality Rankings. “Standard & Poor’s,” “S&P,” “Standard & Poor’s Earnings and Dividend Rankings,” “S&P Earnings and Dividend Rankings,” “Standard & Poor’s Quality Rankings,” “Standard & Poor’s International Quality Rankings,” “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of S&P and had been licensed for use by BQY. BQY was not sponsored, endorsed, managed, sold or promoted by S&P and S&P made no representation regarding the advisability of investing in BQY. BQY is required to pay a quarterly licensing fee, which is shown in the Statements of Operations as licensing, for a period of 1 year following the termination date.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Preferred Stock: The Trusts may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred

132	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Each Trust may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Trust is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Trust and any additional required collateral is delivered to the Trust on the next business day. During the term of the loan, the Trust earns dividend or interest income on the securities loaned but does not receive interest income on any securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Trusts under Master Securities Lending Agreements (each an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Trusts, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Trusts can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Trusts’ securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2014:

BOE
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Bank of America N.A.	$329,487	$(329,487)	—
Citigroup Global Markets, Inc.	3,970,774	(3,970,774)	—
Credit Suisse Securities (USA) LLC	159,814	(159,814)	—
Goldman Sachs & Co.	377,276	(377,276)	—
Morgan Stanley & Co. LLC	2,732,819	(2,732,819)	—
UBS Securities LLC	1,109,028	(1,109,028)	—

Total	$8,679,198	$(8,679,198)	—

BME
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Morgan Stanley & Co. LLC	$159,336	$(159,336)	—
National Financial Services LLC	101,250	(101,250)	—

Total	$260,586	$(260,586)	—

BGY
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Bank of America N.A.	$2,742	$(2,527)	$215
Deutsche Bank Securities, Inc.	20,556	(20,556)	—
Goldman Sachs & Co.	2,775,272	(2,775,272)	—
Morgan Stanley & Co. LLC	5,034,733	(5,034,733)	—
UBS Securities LLC	1,857,358	(1,857,358)	—

Total	$9,690,661	$(9,690,446)	$215

BCF
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc	$64,168	$(64,168)	—

[1]

Collateral with a value of $9,198,761, $287,000, $10,177,930 and $70,955 has been received in connection with securities lending agreements for BOE, BME, BGY and BCF, respectively. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

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Notes to Financial Statements (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Trusts benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent. The Trusts could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically hedge, their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or OTC.

Options: The Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

The following is a summary of the Trusts’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2014
	Asset Derivatives
		BDJ	BOE
	Statements of Assets and Liabilities Location	Value
Equity contracts	Investments at value — unaffiliated[1]	$4,329	$9,200

	Liability Derivatives
		BQY	BQR	BGR	CII	BDJ	BOE
	Statements of Assets and Liabilities Location	Value
Equity contracts	Options written — at value	$875,586	$1,174,848	$11,333,766	$9,841,545	$18,043,340	$13,786,827

	Liability Derivatives
		BME	BGY	BCF	BCX	BUI
	Statements of Assets and Liabilities Location	Value
Equity contracts	Options written — at value	$2,030,854	$12,305,555	$6,182,281	$7,214,666	$3,420,626

[1]	Includes options purchased at value as reported in the Schedules of Investments.

134	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2014
	Net Realized Gain (Loss) From
	BQY	BQR	BGR	CII	BDJ	BOE
Equity contracts:
Options[2]	$(984)	$432,394	$4,099,327	$8,747,295	$6,152,789	$18,363,488

	Net Realized Gain (Loss) From
	BME	BGY	BCF	BCX	BUI
Equity contracts:
Options[2]	$1,418,840	$7,501,228	$3,074,308	$1,802,049	$(1,430,557)

[2]	Options purchased are included in the net realized gain (loss) from investments - unaffiliated and net change in unrealized appreciation/depreciation on investments.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2014
	Net Change in Unrealized Appreciation/Depreciation on
	BQY	BQR	BGR	CII	BDJ	BOE
Equity contracts:
Options[2]	$38,982	$(31,903)	$(8,393,919)	$3,488,224	$3,563,393	$3,201,160

		Net Change in Unrealized Appreciation/Depreciation on
		BME	BGY	BCF	BCX	BUI
Equity contracts:
Options[2]		$(587,714)	$4,017,024	$(1,780,573)	$(3,011,396)	$626,003

[2]	Options purchased are included in the net realized gain (loss) from investments-unaffiliated and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BQY	BQR	BGR	CII	BDJ	BOE
Options:
Average number of options contracts purchased	4,150	6,400	35,750	—	293,050	91,400
Average number of options contracts written	769,720	5,523,008	5,857,850	6,912,500	13,953,300	24,702,095
Average notional value of options contracts purchased	$105,825	$38,400	$2,502,500	—	$14,447,650	$3,795,000
Average notional value of contracts written	$32,348,868	$43,910,886	$272,997,344	$349,687,647	$800,298,837	$522,582,103

		BME	BGY	BCF	BCX	BUI
Options:
Average number of options contracts purchased		3,150	—	46,350	—	3,500
Average number of options contracts written		1,412,875	35,508,065	11,237,799	7,908,502	4,518,700
Average notional value of options contracts purchased		$283,500	—	$3,382,125	—	$175,000
Average notional value of options contracts written		$90,155,068	$446,456,633	$197,828,688	$207,362,955	$111,754,207

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Trust.

For OTC options purchased, each Trust bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Trust should the counterparty fail to

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Notes to Financial Statements (continued)

perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not, the counterparty to perform.

With exchange traded purchased options, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

In order to better define its contractual rights and to secure rights that will help the Trusts mitigate its counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Trusts enters into an ISDA and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing a trust to offset a net amount payable with amounts due to the Trust upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Trust from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Trust by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the Trust to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Trust and the counterparty.

Cash collateral that has been pledged to cover obligations of a Trust and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Trust, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Trusts and any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the Trusts and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Trust from its counterparties are not fully collateralized, contractually or otherwise, a Trust bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

At April 30, 2014, the Trusts’ derivative assets and liabilities (by type) are as follows:

	BQY		BQR		BGR		CII
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Options	—	$875,586	—	$1,174,848	—	$11,333,766	—	$9,841,545

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(465,151)	—	(343,811)	—	(6,757,050)	—	(5,684,840)

Total derivative assets and liabilities subject to an MNA	—	$410,435	—	$831,037	—	$4,576,716	—	$4,156,705

136	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

	BDJ		BOE		BME		BGY
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Options[1]	$4,329	$18,043,340	$9,200	$13,786,827	—	$2,030,854	—	$12,305,555

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,329)	(13,255,096)	(9,200)	(5,821,057)	—	(1,462,665)	—	(1,591,655)

Total derivative assets and liabilities subject to an MNA	—	$4,788,244	—	$7,965,770	—	$568,189	—	$10,713,900

	BCF		BCX		BUI
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Options	—	$6,182,281	—	$7,214,666	—	$3,420,626

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(3,269,801)	—	(3,539,999)	—	(817,320)

Total derivative assets and liabilities subject to an MNA	—	$2,912,480	—	$3,674,667	—	$2,603,306

[1]	Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following tables present the Trusts’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trusts as of April 30, 2014:

BQY
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[1]	Net Options Written Receivable/ (Payable)[2]
Bank of America N.A.	$15,718	—	—	—	$15,718	$7,226
Citibank N.A.	50,402	—	—	—	50,402	(2,421)
Credit Suisse International	29,897	—	—	—	29,897	(25,859)
Deutsche Bank AG	35,572	—	—	—	35,572	13,416
Goldman Sachs International	2,864	—	—	—	2,864	—
JPMorgan Chase Bank N.A.	28,036	—	—	—	28,036	—
Morgan Stanley & Co. International PLC	228,488	—	—	—	228,488	(23,463)
UBS AG	19,458	—	—	—	19,458	(13,976)

Total	$410,435	—	—	—	$410,435	$(45,077)

BQR
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[1]	Net Options Written Receivable/ (Payable)[2]
Bank of America N.A.	$74,636	—	—	—	$74,636	$38,201
Citibank N.A.	16,601	—	—	—	16,601	(8,533)
Credit Suisse International	21,915	—	$(21,915)	—	—	(3,544)
Deutsche Bank AG	100,079	—	—	$(100,000)	79	(10,792)
Goldman Sachs International	154,094	—	—	—	154,094	(22,544)
Morgan Stanley & Co. International PLC	154,778	—	—	—	154,778	(92,312)
UBS AG	308,934	—	(308,934)	—	—	6,323

Total	$831,037	—	$(330,849)	$(100,000)	$400,188	$(93,201)

[1]	Net amount represents the net amount payable due to the counterparty in the event of default.

[2]	Derivative contract can be offset with options written receivable/payable.

[3]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

SEMI-ANNUAL REPORT	APRIL 30, 2014	137

Notes to Financial Statements (continued)

BGR
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]	Net Options Written Receivable/ (Payable)[3]
Citibank N.A.	$1,952,941	—	$(1,952,941)	—	—	$(129,269)
Credit Suisse International	430,918	—	—	—	$430,918	—
Deutsche Bank AG	371,034	—	(371,034)	—	—	(435,160)
Goldman Sachs International	1,025,808	—	(1,025,808)	—	—	148,662
Morgan Stanley & Co. International PLC	69,453	—	(69,453)	—	—	—
UBS AG	726,562	—	(261,965)	—	464,597	—

Total	$4,576,716	—	$(3,681,201)	—	$895,515	$(415,767)

CII
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged[1]	Net Amount of Derivative Liabilities[2]	Net Options Written Receivable/ (Payable)[3]
Bank of America N.A.	$16,147	—	$(16,147)	—	—	—
Citibank N.A.	519,396	—	(519,396)	—	—	$15,915
Credit Suisse International	14,712	—	—	$(14,712)	—	—
Deutsche Bank AG	218,937	—	—	(100,000)	$118,937	—
Goldman Sachs International	21,390	—	—	—	21,390	—
Morgan Stanley & Co. International PLC	3,111,299	—	(3,111,299)	—	—	52,623
UBS AG	254,824	—	—	—	254,824	—

Total	$4,156,705	—	$(3,646,842)	$(114,712)	395,151	$68,538

BDJ
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]	Net Options Written Receivable/ (Payable)[3]
Citibank N.A.	$1,092,554	—	$(1,092,554)	—	—	$(181,825)
Credit Suisse International	1,056,724	—	(1,056,724)	—	—	(232,328)
Deutsche Bank AG	655,496	—	(568,059)	—	$87,437	93,986
Goldman Sachs International	86,826	—	—	—	86,826	50,725
Morgan Stanley & Co. International PLC	1,710,732	—	(1,710,732)	—	—	(325,771)
UBS AG	185,912	—	—	—	185,912	—

Total	$4,788,244	—	$(4,428,069)	—	$360,175	$(595,213)

BOE
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]	Net Options Written Receivable/ (Payable)[3]
Bank of America N.A.	$230,596	—	$(230,596)	—	—	$122,893
Citibank N.A.	103,525	—	(103,525)	—	—	—
Credit Suisse International	493,464	—	(493,464)	—	—	—
Deutsche Bank AG	1,915,294	—	(1,915,294)	—	—	—
Goldman Sachs International	1,257,396	—	(1,257,396)	—	—	55,011
JPMorgan Chase Bank N.A.	20,568	—	—	—	$20,568	—
Morgan Stanley & Co. International PLC	3,066,227	—	(3,066,227)	—	—	38,656
UBS AG	878,700	—	(878,700)	—	—	106,832

Total	$7,965,770	—	$(7,945,202)	—	$20,568	$323,392

[1]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

[3]	Derivative contract can be offset with options written receivable/payable.

138	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

BME
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]	Net Option Written Receivable/(Payable)[3]
Bank of America N.A.	$13,331	—	—	—	$13,331	—
Barclays Bank PLC	2,980	—	—	—	2,980	—
Citibank N.A.	4,358	—	—	—	4,358	—
Credit Suisse International	300,306	—	—	—	300,306	—
Goldman Sachs International	96,776	—	—	—	96,776	—
Morgan Stanley & Co. International PLC	106,866	—	$(106,866)	—	—	$(26,600)
UBS AG	43,572	—	—	—	43,572	—

Total	$568,189	—	$(106,866)	—	$461,323	$(26,600)

BGY
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged[1]	Net Amount of Derivative Liabilities[2]	Net Option Written Receivable/(Payable)[3]
Bank of America N.A.	$259,835	—	—	$(259,835)	—	$117,456
Citibank N.A.	72,740	—	—	(72,740)	—	—
Credit Suisse International	1,683,953	—	—	(1,420,000)	$263,953	—
Deutsche Bank AG	2,368,217	—	—	(1,967,000)	401,217	—
Goldman Sachs International	2,037,492	—	$(2,037,492)	—	—	(49,051)
JPMorgan Chase Bank N.A.	19,762	—	—	—	19,762	—
Morgan Stanley & Co. International PLC	3,632,680	—	—	(2,759,504)	873,176	293,939
Société Générale	5,738	—	—	—	5,738	—
UBS AG	633,483	—	—	(278,000)	355,483	48,243

Total	$10,713,900	—	$(2,037,492)	$(6,757,079)	$1,919,329	$410,587

BCF
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]	Net Option Written Receivable/(Payable)[3]
Bank of America N.A.	$99,498	—	—	—	$99,498	$101,330
Citibank N.A.	878,932	—	$(878,932)	—	—	(95,476)
Credit Suisse International	274,558	—	(274,558)	—	—	(128,682)
Deutsche Bank AG	592,923	—	(592,923)	—	—	(38,165)
Goldman Sachs International	369,828	—	(369,828)	—	—	55,685
Morgan Stanley & Co. International PLC	336,596	—	(336,596)	—	—	—
UBS AG	360,145	—	(356,387)	—	3,758	(44,704)

Total	$2,912,480	—	$(2,809,224)	—	$103,256	$(150,012)

BCX
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]	Net Options Written Receivable/(Payable)[3]
Bank of America N.A.	$124,903	—	$(73,053)	—	$51,850	$52,036
Citibank N.A.	497,707	—	(497,707)	—	—	(108,170)
Credit Suisse International	37,456	—	(37,456)	—	—	—
Deutsche Bank AG	758,883	—	(593,978)	—	164,905	14,696
Goldman Sachs International	477,056	—	(477,056)	—	—	—
Morgan Stanley & Co. International PLC	1,063,688	—	(1,063,688)	—	—	(279,567)
UBS AG	714,974	—	(714,974)	—	—	—

Total	$3,674,667	—	$(3,457,912)	—	$216,755	$(321,005)

[1]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

[3]	Derivative contract can be offset with options written receivable/payable.

SEMI-ANNUAL REPORT	APRIL 30, 2014	139

Notes to Financial Statements (continued)

BUI
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]	Net Option Written Receivable/(Payable)[3]
Bank of America N.A.	$111,743	—	—	—	$111,743	$68,252
Citibank N.A.	360,944	—	$(360,944)	—	—	(34,018)
Credit Suisse International	113,469	—	(113,469)	—	—	(66,179)
Deutsche Bank AG	559,714	—	(559,714)	—	—	—
Goldman Sachs International	256,747	—	(256,747)	—	—	(13,278)
JPMorgan Chase Bank N.A.	48,847	—	—	—	48,847	—
Morgan Stanley & Co. International PLC	753,685	—	(753,685)	—	—	(33,010)
UBS AG	398,157	—	(261,423)	—	136,734	(124,658)

Total	$2,603,306	—	$(2,305,982)	—	$297,324	$(202,891)

[1]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

[3]	Derivative contract can be offset with options written receivable/payable.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee at the following annual rates:

Average weekly value of each Trust’s net assets:
BQY	0.75%
BGR	1.20%
BDJ	0.81%
BOE	1.00%
BME	1.00%
BCF	1.20%
Average daily value of each Trust’s net assets:
BQR	1.20%
CII	0.85%
BGY	1.00%
BCX	1.20%
BUI	1.00%

The Manager has agreed to waive 0.05% of the investment advisory fees on BCF as a percentage of their average weekly net assets expiring on September 29, 2014.

The Manager has agreed to waive a portion of the investment advisory fees on BCX as a percentage of its average daily net assets as follows:

Expiration Date
BCX	0.20%	October 31, 2015
	0.15%	October 31, 2016
	0.10%	October 31, 2017
	0.05%	October 31, 2018

Effective June 6, 2013, the Manager has voluntarily agreed to waive a portion of the investment advisory fees on BQR and BGY as a percentage of their average daily net assets as follows:

BQR	0.05%
BGY	0.05%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, BCX pays the Manager based on the Trust’s net assets which includes the assets of the Subsidiary.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended April 30, 2014, the amounts waived were as follows:

BQY	$1,454
BQR	$2,196
BGR	$17,438
CII	$6,892
BDJ	$17,620
BOE	$9,395
BME	$2,456
BGY	$7,384
BCF	$7,284
BCX	$8,742
BUI	$3,359

The Manager, on behalf of each Trust, entered into a sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”) for BQY, BGR, CII, BDJ and BUI, BIM for BQR, CII, BCF and BUI, BlackRock Capital Management, Inc. for BGY, BCF and BCX and BlackRock International Ltd. for BQR, BGR, BCF and BCX, each an affiliate of the Manager. The Manager pays each sub-advisor for services

140	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

they provide, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Manager.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Trusts, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Trusts are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Trusts.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Trust retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to the securities lending agreement effective February 1, 2014, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Trust retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Closed-End Complex in a calendar year exceeds the breakpoint dollar threshold applicable in the given year as set forth in the securities lending agreement, each Trust, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, each Trust retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by each Trust is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended April 30, 2014, each Trust paid BIM the following amounts for securities lending agent services:

BQR	$282
BOE	$14,858
BME	$86
BGY	$11,427
BCF	$34

Certain Trusts recorded payments from an affiliate to compensate for foregone securities lending revenue which is included in other income -affiliated in the Statements of Operations as follows:

BQY	$1,802
BQR	$3,778
BGR	$7,901
CII	$843
BDJ	$7,663
BOE	$7,530
BME	$2,267
BGY	$7,166
BCF	$3,498
BCX	$21,128
BUI	$3,288

Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in officer and directors in the Statement of Operations.

The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
BQY	$170,827	—
BGR	—	$9,890,273
BDJ	$2,962,425	—
BOE	$396,740	$106,334
BME	$1,018,711	$1,422,915
BGY	$339,380	$91,731

6. Purchases and Sales:

Purchases and sales of investment securities, excluding short-term securities, for the six months ended April 30, 2014, were as follows:

	Purchases	Sales
BQY	$34,034,270	$33,629,245
BQR	$47,765,293	$47,143,409
BGR	$546,952,199	$610,280,794
CII	$457,573,416	$445,161,677
BDJ	$882,457,896	$918,142,716
BOE	$1,198,368,379	$1,188,976,055
BME	$158,181,205	$184,107,485
BGY	$953,069,922	$954,414,779
BCF	$247,564,224	$259,223,564
BCX	$246,816,948	$277,906,685
BUI	$97,972,663	$108,813,486

SEMI-ANNUAL REPORT	APRIL 30, 2014	141

Notes to Financial Statements (continued)

Transactions in options written for the six months ended April 30, 2014, were as follows:

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums Received

BQY
Outstanding options at beginning of period	442,340	$543,360	—	—
Options written	1,576,822	2,115,813	31	$767
Options expired	(680,690)	(601,669)	(24)	(543)
Options closed	(637,424)	(1,005,336)	—	—
Options exercised	(305,572)	(522,788)	(7)	(224)

Outstanding options at end of period	395,476	$529,380	—	—

BQR
Outstanding options at beginning of period	6,216,894	$1,199,341	—	—
Options written	17,431,293	3,724,844	—	—
Options expired	(12,921,419)	(1,667,675)	—	—
Options closed	(5,321,209)	(1,802,229)	—	—
Options exercised	(878,942)	(472,263)	—	—

Outstanding options at end of period	4,526,617	$982,018	—	—

BGR
Outstanding options at beginning of period	3,588,237	$8,474,085	—	—
Options written	14,114,058	20,934,888	—	—
Options expired	(7,478,797)	(8,863,716)	—	—
Options closed	(6,358,421)	(12,646,941)	—	—
Options exercised	(873,090)	(2,501,597)	—	—

Outstanding options at end of period	2,991,987	$5,396,719	—	—

CII
Outstanding options at beginning of period	2,714,615	$6,091,953	—	—
Options written	9,024,458	30,167,182	842,975	$1,046,942
Options expired	(4,168,188)	(12,081,919)	—	—
Options closed	(2,705,473)	(9,823,908)	—	—
Options exercised	(2,862,596)	(6,330,596)	(375)	(36,360)

Outstanding options at end of period	2,002,816	$8,022,712	842,600	$1,010,582

BDJ
Outstanding options at beginning of period	5,090,227	$12,448,564	—	—
Options written	17,966,668	54,391,477	122,040	$190,438
Options expired	(5,654,118)	(15,456,441)	(611)	(14,207)
Options closed	(8,577,653)	(24,680,471)	—	—
Options exercised	(5,302,596)	(13,123,123)	(129)	(3,985)

Outstanding options at end of period	3,522,528	$13,580,006	121,300	$172,246

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums Received

BOE
Outstanding options at beginning of period	25,066,642	$15,614,350	—	—
Options written	81,270,408	56,527,462	—	—
Options expired	(34,976,800)	(22,659,801)	—	—
Options closed	(33,978,657)	(24,331,643)	—	—
Options exercised	(15,266,450)	(12,417,252)	—	—

Outstanding options at end of period	22,115,143	$12,733,116	—	—

BME
Outstanding options at beginning of period	599,254	$3,147,245	36,800	$105,616
Options written	1,573,659	9,329,700	379	181,809
Options expired	(817,186)	(3,979,144)	(144)	(56,123)
Options closed	(598,077)	(4,665,127)	(235)	(125,686)
Options exercised	(336,863)	(1,746,355)	(36,800)	(105,616)

Outstanding options at end of period	420,787	$2,086,319	—	—

BGY
Outstanding options at beginning of period	57,843,462	$13,626,299	—	—
Options written	144,831,327	45,803,622	—	—
Options expired	(61,362,838)	(18,363,623)	—	—
Options closed	(74,272,737)	(21,141,155)	—	—
Options exercised	(36,547,429)	(7,703,779)	—	—

Outstanding options at end of period	30,491,785	$12,221,364	—	—

BCF
Outstanding options at beginning of period	9,327,960	$4,859,346	—	—
Options written	31,282,373	16,673,441	—	—
Options expired	(20,892,807)	(6,684,910)	—	—
Options closed	(8,551,925)	(7,850,345)	—	—
Options exercised	(2,373,463)	(2,565,045)	—	—

Outstanding options at end of period	8,792,138	$4,432,487	—	—

BCX
Outstanding options at beginning of period	5,065,799	$4,250,223	—	—
Options written	18,113,151	14,606,108	—	—
Options expired	(8,646,155)	(5,439,980)	—	—
Options closed	(6,372,359)	(6,859,484)	—	—
Options exercised	(2,696,800)	(2,600,588)	—	—

Outstanding options at end of period	5,463,636	$3,956,279	—	—

142	SEMI-ANNUAL REPORT	APRIL 30, 2014

Notes to Financial Statements (continued)

	Calls		Puts
	Contracts	Premiums Received	Contracts	Premiums Received
BUI
Outstanding options at beginning of period	3,799,037	$2,144,575	—	—
Options written	12,630,689	7,569,164	—	—
Options expired	(3,653,546)	(2,063,139)	—	—
Options closed	(7,195,311)	(3,788,575)	—	—
Options exercised	(2,187,405)	(1,663,259)	—	—

Outstanding options at end of period	3,393,464	$2,198,766	—	—

As of April 30, 2014, the value of portfolio securities subject to covered call options written was as follows:

Value
BQY	$33,911,740
BQR	$44,352,732
BGR	$291,019,978
CII	$359,652,347
BDJ	$841,027,783
BOE	$504,659,061
BME	$84,393,755
BGY	$444,251,239
BCF	$201,685,210
BCX	$210,325,493
BUI	$122,374,475

7. Income Tax Information:

As of October 31, 2013, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	BQR	CII	BDJ	BOE	BGY	BCF	BCX
2016	—	$2,664,939	$29,846,203	$72,179,602	—	—	—
2017	$21,140,114	70,040,876	77,635,340	38,148,041	$467,149,104	—	—
2018	9,080,494	2,615,197	8,526,748	—	55,605,462	—	—
2019	1,795,201	—	—	—	—	—	—
No expiration date[1]	4,444,329	12,553,184	—	—	20,457,041	$19,517,626	$105,772,029

Total	$36,460,138	$87,874,196	$116,008,291	$110,327,643	$543,211,607	$19,517,626	$105,772,029

[1]	Must be utilized prior to losses subject to expiration.

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	BQY	BQR	BGR	CII	BDJ	BOE
Tax cost	$85,186,866	$125,669,380	$741,074,000	$638,478,698	$1,458,680,913	$1,071,466,406

Gross unrealized appreciation	$9,732,651	$21,357,120	$133,116,723	$84,872,772	$278,997,465	$141,073,962
Gross unrealized depreciation	(4,600,804)	(30,207,964)	(19,320,389)	(44,751,725)	(75,501,776)	(41,554,477)

Net unrealized appreciation (depreciation)	$5,131,847	$(8,850,844)	$113,796,334	$40,121,047	$203,495,689	$99,519,485

	BME	BGY	BCF	BCX	BUI
Tax cost	$205,185,237	$896,174,304	$583,922,398	$630,950,346	$298,803,130

Gross unrealized appreciation	$73,030,663	$117,907,309	$129,315,573	$64,894,310	$78,783,733
Gross unrealized depreciation	(5,712,136)	(32,024,673)	(113,634,890)	(38,980,547)	(993,128)

Net unrealized appreciation	$67,318,527	$85,882,636	$15,680,683	$25,913,763	$77,790,605

8. Concentration, Market and Credit Risk:

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

SEMI-ANNUAL REPORT	APRIL 30, 2014	143

Notes to Financial Statements (concluded)

As of April 30, 2014, the Trusts listed below invested a significant portion of their assets in securities in the following sectors:

Utilities	BQR, BUI
Energy	BGR, BCF, BCX
Health Care	BME
Financials	BQY, CII, BDJ
Information Technology	CII
Materials	BCF, BCX

Changes in economic conditions affecting these sectors would have a greater impact on these Trusts and could affect the value, income and/or liquidity of positions in such securities.

BOE invests a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Trust concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the U.S. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in United States securities. Please see the Schedule of Investments for concentrations in specific countries.

As of April 30, 2014, the Trusts’ investments listed below had the following industry classifications:

Industry	BOE	BGY
Banks	11%	13%
Pharmaceuticals	9	11
Oil, Gas & Consumable Fuels	5	5
Machinery	2	5
Other*	73	66

*	All other industries held were each less than 5%.

9. Capital Share Transactions:

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust, with the exception of CII. CII is authorized to issue 200 million shares of $0.10 par value shares, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

Shares issued and outstanding during the six months ended April 30, 2014 and the year ended October 31, 2013 increased by the following amounts as a result of dividend reinvestments:

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
BME	51,878	31,115

Shares issued and outstanding remained constant for BQY, BQR, BGR, CII, BDJ, BOE, BGY, BCF, BCX and BUI for the six months ended April 30, 2014 and the year ended October 31, 2013.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Certain Trusts paid a net investment income dividend on May 30, 2014 to shareholders of record on May 15, 2014 as follows:

Common Dividend per Share
BQY	$0.23000
BOE	$0.31165
BUI	$0.36250

Additionally, certain Trusts declared a net investment income dividend distribution in the following amounts per share on June 2, 2014 payable to shareholders of record on June 16, 2014 as follows:

Common Dividend per Share
BQR	$0.179250
BGR	$0.405000
CII	$0.300000
BDJ	$0.140000
BME	$0.429975
BGY	$0.167850
BCF	$0.174800
BCX	$0.231200

On June 16, 2014, the Board approved a change to the frequency of regular Trust distributions from quarterly to monthly. As a result of the change, beginning in August 2014 (with respect to BQY, BOE and BUI) or September 2014 (with respect to BQR, BGR, CII, BDJ, BME, BGY, BCF and BCX) shareholders of each Trust will begin receiving distributions on a monthly basis. Distribution rates and relevant dates for the Trusts’ initial monthly distributions will be announced, subject to each Trust’s declaration of such distributions at the discretion of the Board, in August and September, as applicable.

144	SEMI-ANNUAL REPORT	APRIL 30, 2014

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Paul L. Audet, Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee James T. Flynn, Trustee and Member of the Audit Committee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Janey Ahn, Secretary

Effective June 6, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Trust and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

Effective June 2, 2014, Alastair Bishop and Joshua Freedman became co-portfolio managers of BQR. The other portfolio managers of BQR are Kyle McClements, Poppy Allonby, Robin Batchelor, Chris Accettella and Desmond Cheung.

Effective June 2, 2014, Alastair Bishop and Joshua Freedman became co-portfolio managers of BCF. The other portfolio managers of BCF are Kyle McClements, Chris Accettella, Poppy Allonby, Robin Batchelor and Olivia Ker.

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Financial

Management, Inc.1

New York, NY 10022

BlackRock Capital

Management, Inc.2

Wilmington, DE 19809

BlackRock Investment

Management, LLC3

Princeton, NJ 08540

BlackRock International Ltd.4

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent

The Bank of New York Mellon

Brooklyn, NY 11217

Custodians

The Bank of New York Mellon5

New York, NY 10286

Brown Brothers, Harriman & Co.6

Boston, MA 02109

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For BQY, BGR, CII, BDJ and BUI.

[2]	For BGY, BCF and BCX.

[3]	For BQR, CII, BCF, and BUI.

[4]	For BQR, BGR, BCF and BCX.

[5]	For all Trusts except CII.

[6]	For CII.

SEMI-ANNUAL REPORT	APRIL 30, 2014	145

Additional Information

General Information

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. Other than as disclosed on page 145, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov. and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
(800) 882-0052; (2) at http:// www.blackrock.com; and (3) on the SEC’ at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts’ voted proxies relating to securities held in the Trusts’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

146	SEMI-ANNUAL REPORT	APRIL 30, 2014

Additional Information (concluded)

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the dividends paid by the Trusts for any particular quarter may be more or less than the amount of net investment income earned by the Trusts during such quarter. The portion of dividend distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital.

Dividend distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a non-taxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	APRIL 30, 2014	147

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

CEF-BK11- 4/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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(c) – Notices to the registrant’s common shareholders in accordance with the order under Section 6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May 9, 2009[1]

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date: July 1, 2014

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